    As filed with the Securities and Exchange Commission on April 11, 2002

                                            1933 Act Registration No.: 333-61554
                                            1940 Act Registration No.: 811-08517

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]


                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 28                             [X]

                  LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                         Lincoln ChoicePlus II Advance
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

    Depositor's Telephone Number, including Area Code:  (260)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

--------------------------------------------------------------------------------

                   (Name and Address of Agent for Service)

                                   Copy to:

                                 Susan Krawczyk
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

                     Title of securities being registered:
  Interests in a separate account under individual flexible premium deferred variable annuity contracts.


It is proposed that this filing will become effective:

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on           , pursuant to paragraph (a)(1) of Rule 485

Lincoln ChoicePlus II Advance
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802

www.LincolnRetirement.com

This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.


You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If all your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. We limit transfers amounts from the fixed side of the contract. An interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.


Lincoln Life offers variable annuity contracts that do not have persistency credits and have lower fees. You should carefully consider whether or not this contract is the best product for you.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable op tions or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds (Series II Shares):
  AIM V.I. Growth Fund

  AIM V.I. International Growth Fund (formerly International Equity)


  AIM V.I. Premier Equity Fund (formerly Value)


Alliance Variable Products Series Fund (Class B):
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  AllianceBernstein Small Cap Value Portfolio
  Alliance Technology Portfolio

American Funds Insurance SeriesSM (AFIS) (Class 2):
  AFIS Global Small Capitalization Fund
  AFIS Growth Fund
  AFIS Growth-Income Fund
  AFIS International Fund


Delaware VIP Trust (formerly Delaware Group Premium Fund) (Service Class):


  Delaware VIP Large Cap Value Series (formerly Growth & Income)


  Delaware VIP High Yield Series


  Delaware VIP REIT Series


  Delaware VIP Small Cap Value Series


  Delaware VIP Trend Series


  Delaware VIP U.S. Growth Series




FranklinTempleton Variable Insurance Products Trust (Class 2):

  FTVIPT Franklin Small Cap Fund


  FTVIPT Templeton Growth Securities Fund


Janus Aspen Series (Service Class):
  Aggressive Growth Portfolio
  Balanced Portfolio
  Worldwide Growth Portfolio

Lincoln National:
  Aggressive Growth Fund
  Bond Fund
  Capital Appreciation Fund
  Global Asset Allocation Fund
  International Fund
  Money Market Fund
  Social Awareness Fund

MFS(R) Variable Insurance Trust (Service Class):

  MFS VIT Capital Opportunities Series


  MFS VIT Emerging Growth Series


  MFS VIT Total Return Series


  MFS VIT Utilities Series


Neuberger Berman AMT:
  Mid-Cap Growth Portfolio
  Regency Portfolio


Putnam Variable Trust (Class IB):

  Growth & Income Fund

  Health Sciences Fund







Scudder (formerly Deutsche Asset Management) VIT Funds:


  Scudder VIT EAFE Equity Index


  Scudder VIT Equity 500 Index


  Scudder VIT Small Cap Index




Variable Insurance Products (Service Class 2):
  Fidelity(R) VIP Contrafund Portfolio
  Fidelity(R) VIP Equity-Income Portfolio
  Fidelity(R) VIP Growth Portfolio
  Fidelity(R) VIP Overseas Portfolio

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The

SAI and other information about Lincoln Life and Account N are also available on the SEC's web site
(http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2002

Table of Contents


                                                            Page
                ------------------------------------------------
                Special terms                                 3
                ------------------------------------------------
                Expense tables                                4
                ------------------------------------------------
                Summary                                       9
                ------------------------------------------------
                Condensed financial information              10
                ------------------------------------------------
                Investment results                           14
                ------------------------------------------------
                Financial statements                         14
                ------------------------------------------------
                The Lincoln National Life Insurance
                Company                                      14
                ------------------------------------------------
                Variable annuity account (VAA)               14
                ------------------------------------------------
                Investments of the variable annuity account  14
                ------------------------------------------------
                Charges and other deductions                 18
                ------------------------------------------------
                The contracts                                20
                ------------------------------------------------
                Annuity payouts                              29
                ------------------------------------------------



                                                            Page
               -------------------------------------------------
               Fixed side of the contract                    32
               -------------------------------------------------
               Federal tax matters                           34
               -------------------------------------------------
               Qualified retirement plans                    36
               -------------------------------------------------
               Voting rights                                 38
               -------------------------------------------------
               Distribution of the contracts                 38
               -------------------------------------------------
               Return privilege                              38
               -------------------------------------------------
               State regulation                              38
               -------------------------------------------------
               Records and reports                           38
               -------------------------------------------------
               Other information                             38
               -------------------------------------------------
               Legal proceedings                             39
               -------------------------------------------------
               Statement of additional information table of
               contents for Variable Annuity Account N
               Lincoln ChoicePlus II Advance                 40
               -------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Prospectus.)

Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity benefit payments are based and upon whose life a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. An Enhanced Guaranteed Minimum Death Benefit, a 5% Step-Up Death Benefit or an Estate Enhancement Benefit Rider may be available.

Earnings--The excess of contract value over purchase payments and persistency credits which have not yet been withdrawn from the contract.

Free amount--The amount that may be withdrawn each contract year without incurring a surrender charge.


I-4Life/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period, earlier version called Income4Life(R) Solution.


Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Persistency credit--The additional amount credited to the contract after the seventh contract anniversary.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:

   The maximum surrender charge (contingent deferred sales charge) (as a percentage of purchase payments surrendered/withdrawn): 6.0%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.

Account fee:  $35

The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.


An interest adjustment may be applied to the amount being withdrawn, surrendered or transferred (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income under I-4Life/SM/ Advantage for IRAs) from the fixed account only. See Fixed side of the contract.


--------------------------------------------------------------------------------
Account N annual expenses for Lincoln ChoicePlus II Advance subaccounts:
(as a percentage of average daily net assets):

                                        With Estate Enhancement With Estate Enhancement               With Enhanced
                                        Benefit Rider (EEB) in  Benefit Rider (EEB)     With 5%       Guaranteed Minimum
                                        combination with 5%     Without 5% Step-Up      Step-Up       Death Benefit
                                        Step-Up Death Benefit   Death Benefit           Death Benefit (EGMDB)
                                        ----------------------- ----------------------- ------------- ------------------
Mortality and expense risk charge                1.80%                   1.75%              1.70%           1.55%
Administrative charge                             .15%                    .15%               .15%            .15%
                                                 -----                   -----              -----           -----
Total annual charge for each subaccount          1.95%                   1.90%              1.85%           1.70%

Annual expenses of the funds for the year ended December 31, 2001:
(as a percentage of each fund's average net assets):


                                                             Management                    Other Expenses      Total Expenses
                                                             Fees (after any               (after any          (after any
                                                             waivers/            12b-1     waivers/            waivers/
                                                             reimbursements) +   Fees  +   reimbursements) =   reimbursements)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II Shares)                           0.62%          0.25%          0.26%               1.13%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund (Series II Shares)             0.73           0.25           0.32                1.30
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series II Shares)                   0.60           0.25           0.25                1.10
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)                    0.63           0.25           0.04                0.92
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)                       1.00           0.25           0.04                1.29
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (class B)/1/          0.00           0.25           1.20                1.45
------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)                           1.00           0.25           0.08                1.33
------------------------------------------------------------------------------------------------------------------------------
AFlS Global Small Capitalization Fund (class 2)                   0.80           0.25           0.03                1.08
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                                        0.37           0.25           0.01                0.63
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                                 0.33           0.25           0.02                0.60
------------------------------------------------------------------------------------------------------------------------------
AFlS International Fund (class 2)                                 0.55           0.25           0.06                0.86
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Service class)/2/            0.60           0.15           0.08                0.83
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Series (Service class)/2/                 0.65           0.15           0.14                0.94
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Service class)/2/                       0.75           0.15           0.14                1.04
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service class)/2/            0.75           0.15           0.11                1.01
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Service class)/2/                      0.74           0.15           0.16                1.05
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series (Service class)/2/                0.59           0.15           0.21                0.95
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio (Service class 2)/3/         0.58           0.25           0.11                0.94
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Service class 2)/3/      0.48           0.25           0.11                0.84
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service class 2)/3/             0.58           0.25           0.10                0.93
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Service class 2)/3/           0.73           0.25           0.20                1.18
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund (class 2)/4/                       0.53           0.25           0.23                1.01
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund (class 2)/5/              0.80           0.25           0.05                1.10
------------------------------------------------------------------------------------------------------------------------------

                                                             Management                    Other Expenses      Total Expenses
                                                             Fees (after any               (after any          (after any
                                                             waivers/            12b-1     waivers/            waivers/
                                                             reimbursements) +   Fees  +   reimbursements) =   reimbursements)
------------------------------------------------------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio (Service Class)                 0.65%          0.25%          0.02%               0.92%
------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Portfolio (Service Class)                          0.65           0.25           0.01                0.91
------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Growth Portfolio (Service Class)                  0.65           0.25           0.04                0.94
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                           0.72           0.00           0.09                0.81
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                        0.42           0.00           0.11                0.53
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund                        0.72           0.00           0.06                0.78
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund                     0.73           0.00           0.23                0.96
------------------------------------------------------------------------------------------------------------------------------
Lincoln National International Fund                               0.84           0.00           0.15                0.99
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                                0.45           0.00           0.09                0.54
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                            0.34           0.00           0.06                0.40
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Capital Opportunities Series (Service
 class)/6, 7, 8/                                                  0.75           0.25           0.16                1.16
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth Series (Service
 class)/6, 7/                                                     0.75           0.25           0.12                1.12
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return Series (Service
 class)/6, 7/                                                     0.75           0.25           0.14                1.14
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series (Service class)/6, 7/      0.75           0.25           0.18                1.18
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid-Cap Growth Portfolio                         0.84           0.00           0.07                0.91
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio/9/                             0.85           0.00           0.65                1.50
------------------------------------------------------------------------------------------------------------------------------
Putman VT Growth & Income Fund (Class 1B)                         0.46           0.25           0.05                0.76
------------------------------------------------------------------------------------------------------------------------------
Putman VT Health Sciences Fund (Class 1B)                         0.70           0.25           0.09                1.04
------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index/10/                                 0.45           0.00           0.20                0.65
------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index/10/                                  0.20           0.00           0.10                0.30
------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index/10/                                   0.35           0.00           0.10                0.45
------------------------------------------------------------------------------------------------------------------------------



(1)For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio to the extent total expenses will not exceed 1.20%. Without the waiver/reimbursement, the restated Management Fees, 12b-1 Fees, Other Expenses, and Total Expenses would be 1.00%, 0.25%, 1.92% and 3.17%. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.45%. Without the waiver/reimbursement, the restated Management Fees, 12b-1 Fees, Other Expenses, and total Expenses would be 1.00%, 0.25%, 1.92% and 3.17 respectively. The expenses in the table have been re-stated to reflect the waiver and/or reimbursement in effect on May 1, 2002.



(2)For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, and 12b-1 fees) would not exceed 0.85% REIT, Small Cap, Trend; 0.80% High Yield Series; Large Cap Value; 0.75% US Growth Series. Without such an arrangement, the total operating expenses would have been 0.88% Large Cap Value, 1.01% US Growth for fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003 Delaware Management Company has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage feess, extraordinary expenses and 0.15% 12b-1 fee) will not exceed 0.95% REIT, Small Cap Value, Trend, 0.80% US Growth Series, High Yield Series, Large Cap Value. The expenses in the table have been re-stated to reflect the waiver and/or reimbursement in effect from May 1, 2002 through April 30, 2003.



(3)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.



(4)The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction, total expenses would have been 1.09%



(5)The Fund administration fee is paid indirectly through the management fee.



(6)Each Series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).



(7)Each Series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend distribution agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower, and would be estimated to be:
   1.11% for Emerging Growth Series; 1.15% for Capital Opportunities Series; 1.13% for Total Return Series; 1.17% or Utilities Series.

(8)MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above in footnote 7) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.



(9)Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. Absent such reimbursement, Total Annual Expenses would have been 1.69%. The expense reimbursement arrangements are contractural for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolios total expenses exceed 1.50%. The Regency Portfolio commenced operations in August 2001; the expense figures in the table are estimated.



(10)Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), each fund will pay an advisory fee. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and 0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and 0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.

EXAMPLES
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


These Examples assume that the EEB with the 5% step-up death benefit is in effect. These Examples assume that fee waivers/reimbursements will continue for the length of time shown in the Examples.





                                                               1 year 3 years 5 years 10 years
----------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (Class 2)                 $91    $135    $161     $337
----------------------------------------------------------------------------------------------
AFIS Growth Fund (Class 2)                                       86     121     139      294
----------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (Class 2)                                86     120     137      292
----------------------------------------------------------------------------------------------
AFIS International Fund (Class 2)                                89     128     150      317
----------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II Shares)                          91     136     163      342
----------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund (Series II Shares)            93     141     171      358
----------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series II Shares)                  91     135     162      339
----------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class B)                   89     130     153      322
----------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class B)                      93     141     171      357
----------------------------------------------------------------------------------------------
Alliance Technology Portfolio (Class B)                          93     142     173      360
----------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (Class B)            95     145     178      371
----------------------------------------------------------------------------------------------
Delaware VIP High Yield Series (Service Class)                   90     130     154      324
----------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Service Class)              88     127     148      314
----------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Service Class)                         91     133     159      334
----------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service Class)              90     132     157      331
----------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Service Class)                        91     134     159      335
----------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series (Service Class)                  90     131     154      325
----------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class 2)              90     130     154      324
----------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class 2)           89     127     149      315
----------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)                  89     130     153      323
----------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Service Class 2)                92     137     165      347
----------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund (Class 2)                         90     132     157      331
----------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund (Class 2)                91     135     162      339
----------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio (Service Class)   89     130     153      322
----------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio (Service Class)            89     129     152      321
----------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio (Service Class)    90     130     154      324
----------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                          88     127     147      312
----------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                       85     118     134      285
----------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund                       88     126     146      309
----------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund                    90     131     155      326
----------------------------------------------------------------------------------------------
Lincoln National International Fund                              90     132     156      329
----------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                               86     118     134      286
----------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                           84     114     127      272
----------------------------------------------------------------------------------------------
MFS(R) VIT Capital Opportunities Series (Service Class)          92     137     164      345
----------------------------------------------------------------------------------------------
MFS(R) VIT Emerging Growth Series (Service Class)                91     136     163      341
----------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series (Service Class)                   91     136     164      343
----------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series (Service Class)                      92     137     165      347
----------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                    89     129     152      321
----------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                           95     147     181      376
----------------------------------------------------------------------------------------------
Putnam VIT Growth & Income Fund (Class IB)                       88     125     145      307
----------------------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund (Class IB)                       91     133     159      334
----------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                    87     122     140      296
----------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                                     83     111     122      262
----------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                                      85     116     130      277
----------------------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


These Examples assume that the EEB with the 5% step-up death benefit is in effect. These Examples assume that fee waivers/reimbursements will continue for the lenght of time shown in the Examples.





                                                               1 year 3 years 5 years 10 years
----------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (Class 2)                 $ 31   $ 95    $161     $337
----------------------------------------------------------------------------------------------
AFIS Growth Fund (Class 2)                                        26     81     139      294
----------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (Class 2)                                 26     80     137      292
----------------------------------------------------------------------------------------------
AFIS International Fund (Class 2)                                 29     88     150      317
----------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II Shares)                           31     96     163      342
----------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund (Series II Shares)             33    101     171      358
----------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series II Shares)                   31     95     162      339
----------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class B)                    29     90     153      322
----------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (Class B)                       33    101     171      357
----------------------------------------------------------------------------------------------
Alliance Technology Portfolio (Class B)                           33    102     173      360
----------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (Class B)             35    105     178      371
----------------------------------------------------------------------------------------------
Delaware VIP High Yield Series (Service Class)                    30     90     154      324
----------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Service Class)               28     87     148      314
----------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Service Class)                          31     93     159      334
----------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service Class)               30     92     157      331
----------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Service Class)                         31     94     159      335
----------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series (Service Class)                   30     91     154      325
----------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class 2)               30     90     154      324
----------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class 2)            29     87     149      315
----------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Service Class 2)                   29     90     153      323
----------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (Service Class 2)                 32     97     165      347
----------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Portfolio (Service Class)    29     90     153      322
----------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio (Service Class)             29     89     152      321
----------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio (Service Class)     30     90     154      324
----------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund (Class 2)                          30     92     157      331
----------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund (Class 2)                 31     95     162      339
----------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                           28     87     147      312
----------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                        25     78     134      285
----------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund                        28     86     146      309
----------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund                     30     91     155      326
----------------------------------------------------------------------------------------------
Lincoln National International Fund                               30     92     156      329
----------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                                26     78     134      286
----------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                            24     74     127      272
----------------------------------------------------------------------------------------------
MFS(R) VIT Capital Opportunities Series (Service Class)           32     97     164      345
----------------------------------------------------------------------------------------------
MFS(R) VIT Emerging Growth Series (Service Class)                 31     96     163      341
----------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series (Service Class)                    31     96     164      343
----------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series (Service Class)                       32     97     165      347
----------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                     29     89     152      321
----------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                            35    107     181      376
----------------------------------------------------------------------------------------------
Putnam VIT Growth & Income Fund (Class IB)                        28     85     145      307
----------------------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund (Class IB)                        31     93     159      334
----------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                     27     82     140      296
----------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index                                      23     71     122      262
----------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index                                       25     76     130      277
----------------------------------------------------------------------------------------------


The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. These Examples assume that the EEB with the 5% step-up death benefit is in effect. These Examples assume that fee waivers/reimbursements will continue for the lenght of time shown in the Examples. For more information, see Charges and other deductions in this Prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--I-4Life/SM/ Advantage for IRA contracts and Annuity payouts--including I-4Life/SM/ Advantage (Non-Qualified annuity contracts only). These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract am I buying? It is an individual variable and/or interest adjusted annuity contract between you and Lincoln Life. This Prospectus describes the variable side of the contract. See The contracts. The contract and certain riders, benefits, service features, and enhancements may not be available in all States and charges may vary in certain states. You should refer to your contract for any state-specific provisions. Check with your investment representative regarding their availability.


What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account--Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account--Investment advisers.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 6.0% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000.

We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.55% for the EGMDB, 1.70% for the 5% step-up death benefit, 1.75% for the EEB Rider (without 5% step-up), and 1.80% for the EEB Rider (in combination with 5% step-up). See Charges and other deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.


Charges may also be imposed during the regular income or annuity payout period, including if you elect I-4Life/SM/ Advantage. See The contracts and Annuity payouts.


For more information about the compensation we pay for sales of contracts. See The contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

What is a persistency credit? A persistency credit of 0.075% of contract value less purchase payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The contracts--Persistency credits.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is I-4Life/SM/ Advantage? I-4Life/SM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the I-4Life/SM/ Advantage payout phase, based on the I-4Life/SM/ Advantage death benefit you choose.



What happens if I die before I annuitize? Your beneficiary will receive either the enhanced guaranteed death benefit, the 5% Step-Up death benefit, the EEB Rider, or the 5% Step-Up death benefit with the EEB Rider depending on which death benefit is in effect at the time of your death. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit and I-4Life/SM/ Advantage (IRA).


May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date, Transfer after the annuity commencement date and Transfers to and from a fixed account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.


Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.

Condensed financial information



Accumulation unit values



The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus II Advance subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are included in the SAI.



                                                                                   2001*
                                                                    -----------------------------------
                                                                       With EEB    With    With    With
                                                                    and Step-Up     EEB Step-Up   EGMDB
-------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    12.498    12.500  12.503  12.507
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       0
-------------------------------------------------------------------------------------------------------
AFIS Growth Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    12.307    12.309  12.311  12.316
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0      22
-------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    11.307    11.309  11.311  11.314
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       1      31
-------------------------------------------------------------------------------------------------------
AFIS International Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    10.834    10.836  10.838  10.841
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       6
-------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    11.119     11.12  11.123  11.128
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       0
-------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    10.603    10.608  10.610  10.612
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       0
-------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    11.305    11.306  11.309  11.313
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       4
-------------------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    11.312    11.313  11.315  11.320
Number of accumulation units
.. End of period (000's omitted)....................................         1         0       0      12
-------------------------------------------------------------------------------------------------------
Alliance VP Premier Growth Portfolio Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    11.946    11.947  11.948  11.954
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       4
-------------------------------------------------------------------------------------------------------
Alliance VP Technology Portfolio Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    12.868    12.870  12.871  12.877
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       2
-------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
.. Beginning of period..............................................   $10.000   $10.000 $10.000 $10.000
.. End of period....................................................    11.866    11.868  11.870  11.874
Number of accumulation units
.. End of period (000's omitted)....................................         0         0       0       4
-------------------------------------------------------------------------------------------------------

                                                                               2001*
                                                                -----------------------------------
                                                                   With EEB    With    With    With
                                                                and Step-Up     EEB Step-Up   EGMDB
---------------------------------------------------------------------------------------------------
Delaware VIP High Yield Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    10.302    10.304  10.304  10.308
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       2
---------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    11.089    11.092  11.093  11.097
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       1
---------------------------------------------------------------------------------------------------
Delaware VIP REIT Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    10.697    10.699  10.700  10.703
Number of accumulation units
.. End of period (000's omitted)................................         1         0       0       0
---------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    11.790    11.791  11.794  11.798
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       0
---------------------------------------------------------------------------------------------------
Delaware VIP Trend Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    12.784    12.785  12.786  12.792
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       3
---------------------------------------------------------------------------------------------------
Delaware VIP US Growth Series Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    11.634    11.635  11.636  11.643
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       0
---------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    10.929    10.931  10.935  10.937
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       8
---------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    11.090    11.092  11.093  11.098
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       9
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    11.766    11.767  11.768  11.773
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       4
---------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    10.893    10.894  10.896  10.900
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       0
---------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Fund Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    12.289    12.292  12.293  12.298
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       7
---------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
.. Beginning of period..........................................   $10.000   $10.000 $10.000 $10.000
.. End of period................................................    11.163    11.166  11.168  11.172
Number of accumulation units
.. End of period (000's omitted)................................         0         0       0       0
---------------------------------------------------------------------------------------------

                                                                                     2001*
                                                                      -----------------------------------
                                                                         With EEB    With    With    With
                                                                      and Step-Up     EEB Step-Up   EGMDB
---------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.377    11.377  11.379  11.385
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       2
---------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    10.652    10.654  10.657  10.659
Number of accumulation units
.. End of period (000's omitted)......................................         1         0       0       7
---------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.502    11.503  11.506  11.510
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    12.404    12.406  12.407  12.412
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    10.113    10.114  10.115  10.118
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       1      22
---------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.614    11.616  11.617  11.623
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    10.959    10.962  10.964  10.967
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Lincoln National International Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.016    11.018  11.021  11.025
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    10.016    10.017  10.019  10.021
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       1      24
---------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.503    11.504  11.506  11.511
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Series Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.884    11.885  11.886  11.893
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    12.127    12.128  12.130  12.134
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       3
---------------------------------------------------------------------------------------------------------

                                                                                     2001*
                                                                      -----------------------------------
                                                                         With EEB    With    With    With
                                                                      and Step-Up     EEB Step-Up   EGMDB
---------------------------------------------------------------------------------------------------------
MFS VIT Total Return Series Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    10.627    10.631  10.632  10.635
Number of accumulation units
.. End of period (000's omitted)......................................         1         0       0      15
---------------------------------------------------------------------------------------------------------
MFS VIT Utilities Series Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................     9.841     9.842   9.842   9.846
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       2
---------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.995    11.996  11.998  12.002
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       1
---------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.145    11.147  11.148  11.151
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Putnam VIT Growth & Income Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    10.852    10.856  10.858  10.861
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    10.557    10.560  10.563  10.565
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       2
---------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    10.589    10.593  10.594  10.596
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    11.273    11.274  11.277  11.281
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Accumulation unit value
.. Beginning of period................................................   $10.000   $10.000 $10.000 $10.000
.. End of period......................................................    12.109    12.110  12.112  12.117
Number of accumulation units
.. End of period (000's omitted)......................................         0         0       0       0
---------------------------------------------------------------------------------------------------------



*Commenced business on 9/19/01 with an initial unit value of $10.


All numbers less than 1,000 were rounded down to zero.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.


During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.


The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.


The Lincoln National Life Insurance Company



The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.




Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts and the obligations set forth in the contract, other than those of the contract owner, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.


The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts and they offer different benefits.


Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:


AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by AIM Advisors, Inc.


Alliance Variable Products Series Fund managed by Alliance Capital Management, L.P.

American Funds Insurance Series, managed by Capital Research and Management Company.


Delaware VIP Trust ("Delaware VIP"), managed by Delaware Management Company.





Franklin Templeton Variable Insurance Products Trust--FTVIPT Franklin Small Cap is managed by Franklin Advisers, Inc.; FTVIPT Templeton Growth Securities is managed by Templeton Global Advisors Limited.



Janus Aspen Series, managed by Janus Capital Management LLC.





Lincoln National Aggressive Growth Fund and Lincoln National Global Asset Allocation Fund are managed by Delaware Management Company* and sub-advised by Putnam Investment Management, LLC.



Lincoln National Bond Fund, and Lincoln National Money Market Fund are managed by Delaware Management Company*.

Lincoln National Capital Appreciation Fund is managed by Delaware Management Company* and sub-advised by Janus Capital Management LLC.



Lincoln National International Fund is managed by Delaware Management Company* and sub-advised by Delaware International Advisers, Ltd.



Lincoln National Social Awareness Fund is managed by Delaware Management Company. **


MFS--Variable Insurance Trust ("MFS Variable Trust"), managed by Massachusetts Financial Services Company.

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT), managed by Neuberger Berman Management, Inc.

Putnam Variable Trust (Putnam VT), managed by Putnam Investment Management,
L.L.C.


Scudder VIT Funds, managed by Deutsche Asset Management, Inc.


Variable Insurance Products ("Fidelity(R) VIP"), managed by Fidelity Management & Research Company.


*Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Delaware Lincoln Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.



**Delaware Management Company is a series of Delaware Management Business Trust, a registered investment adviser. Prior to May 1, 2002, the Fund was advised by Vantage Investment Advisers, which is another series of the Trust and part of the same investment advisory firm.


As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the prospectus for the fund.

With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.

The funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser.


Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

AFIS International Fund: Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


AIM V.I. Growth Fund: Seeks growth of capital.



AIM V.I. International Growth Fund: Seeks to provide long-term growth of capital.



AIM V.I. Premier Equity Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.


Alliance Growth and Income Portfolio: Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securities and convertible securities.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AllianceBernstein Small Cap Value Portfolio: Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively small market capitalization.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).


Delaware VIP Large Cap Value Series: Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



Delaware VIP High Yield Series: Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



Delaware VIP REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing primarily in the securities of companies primarily engaged in the real estate industry.



Delaware VIP Small Cap Value Series: Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.



Delaware VIP Trend Series: Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



Delaware VIP U.S. Growth: Seeks to maximize capital appreciation by investing in stock of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.


Fidelity(R) VIP Contrafund Portfolio: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity(R) VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity(R) VIP Growth Portfolio: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

Fidelity(R) VIP Overseas Portfolio: Seeks long-term growth of capital by investing primarily in foreign securities.


FTVIPT Franklin Small Cap Fund: Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase. The fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company.



Janus AS Aggressive Growth Portfolio: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.



Janus AS Balanced Portfolio: Seeks long-term capital growth consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assts in fixed-income securities.

Janus AS Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.


Lincoln National Aggressive Growth Fund: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser known companies which have a chance to grow significantly in a short time.

Lincoln National Bond Fund: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln Capital Appreciation Fund: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

Lincoln National Global Asset Allocation Fund: Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Lincoln National International Fund: Seeks long-term capital appreciation. The fund trades in securities outside the United States--mostly stocks, with an occasional bond or money market security.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

Lincoln National Social Awareness Fund: Seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

MFS(R) Variable Trust Capital Opportunities Series: Seeks capital appreciation.

MFS(R) Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.


MFS(R) Variable Trust Total Return Series: Seeks mainly to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.


MFS(R) Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.


Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



Neuberger Berman AMT Regency Portfolio: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies using a growth oriented investment approach.


Putnam VT Growth & Income Fund: Seeks capital growth and current income.

Putnam VT Health Sciences Fund: Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.


Scudder VIT EAFE Equity Index: Seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International
(MSCI) EAFE(R) Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



Scudder VIT Equity 500 Index: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund expenses.



Scudder VIT Small Cap Index: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.



FTVIPT Templeton Growth Securities Fund: Seeks long-term capital growth. Invests primarily in equity securities of companies of any nation, including those in the U.S. and emerging markets.


Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.


When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.



The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.


Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions


We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information on these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA for Lincoln ChoicePlus II Advance
We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.55% for the EGMDB, 1.70% for the 5% step-up death benefit, 1.75% for the EEB Rider (without 5% Step-up), and 1.80% for the EEB Rider (in combination with 5% Step-up).

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                                             Number of contract
                                             anniversaries since
                                             purchase payment
                                             was invested
            --------------------------------------------------------
                                               None     At least
                                                     1   2   3  4+
            Surrender charge as a percentage 6.0%   5   4   3   0
              of the surrendered or
              withdrawn purchase payments

A surrender charge does not apply to:

 1.A surrender or withdrawal of a purchase payment beyond the fourth anniversary since the purchase payment was invested.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;

 3.A surrender or withdrawal of any purchase payments after the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, which disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies.

 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 5.A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days.

 6.A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner.

 7.A surrender of the contract as a result of the death of the contractowner or annuitant.

 8.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

 9.Periodic payments made under any annuity payout option made available by Lincoln Life.


10.Regular income payments made under I-4Life/SM/ Advantage.


For purposes of calculating the surrender charge on withdrawals, Lincoln Life assumes that:

a.The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Prior to the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings until exhausted.

c.On or after the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings and persistency credits until exhausted; then

  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.


We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased.


The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See I-4Life/SM/ Advantage (IRA) and (Non-Qualified) and Annuity payouts.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional information
The administrative charge, surrender charges and account fee described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin pro-cessing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.


Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 90.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.



Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contact. Surrender changes may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into a new contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract or the death of the contractowner, which ever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Persistency credits
Contractowners will receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least seven years, by 0.075%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions.


The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent, we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with different death benefit options, contracts with different death benefit options will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount.
A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers (within and/or between the variable and fixed subaccounts) are limited to twelve (12) per contract year unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.)

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed subaccount is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed subaccount in any twelve month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed subaccount.

There is no charge to you for a transfer. Transfers are limited to twelve (12) (within and/or between the variable and fixed subaccounts) per contract year unless otherwise authorized by Lincoln Life. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers. Transfers of all or a portion of a fixed account (other than automatic transfer programs) may be subject to an interest adjustment.

Transfers may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date

If you select I-4Life/SM/ Advantage your transfer rights and restrictions for variable subaccounts are the same as they were on or before the annuity commencement date, except that no money be transferred to the fixed side of the contract.



If you do not select I-4Life/SM/ Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. You may change from a variable annuity payment to a fixed annuity payment. No transfers are allowed from the fixed side of the contract to the subaccounts.


Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Advertising and sales literature in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis. Upon receipt of an additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit
The following provisions apply prior to the annuity commencement date.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.


If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares), provided the annuitant named on this contract has not been changed, (except within the first 30 days after the contract is issued or upon the death of a prior annuitant.



Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.






Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the death occurs before the annuity commencement date and the enhanced guaranteed minimum death benefit (EGMDB) is in effect, the death benefit paid will be the greatest of: (1) the contract value as of the day on which Lincoln Life approves the payment of the claim; (2) the sum of all purchase payments less the sum of all withdrawals, including any applicable charges, and premium tax incurred; or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, including any applicable charges, and any premium taxes incurred on or subsequent to the anniversary date on which the highest contract value is obtained.

5% Step-up Death Benefit. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals, including any applicable charges, and premium tax incurred. These purchase payments, withdrawals, including any applicable charges, and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals, including any applicable charges and premium tax incurred, if any, on or subsequent to the contract anniversary.

When applying for a contract, an applicant can request a contract with the 5% Step-Up death benefit. The 5% Step-Up death benefit is not available under contracts issued to a contractowner, joint owner or annuitant who is age 80 or older at the time of issuance. If the 5% Step-Up death benefit is not elected at the time of issue, you cannot elect it at a later date.

After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.

Estate Enhancement Benefit Rider (EEB Rider)
The amount of death benefit payable under this Rider is the greatest of the following amounts:

1.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2.The sum of all purchase payments, minus all withdrawals, including any applicable charges, and premium tax incurred, if any.

3.The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by partial withdrawals including any applicable charges, and premium taxes incurred, if any, on or after that contract anniversary on which the highest contract value is obtained.

4.(Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals including any applicable charges, and premium tax incurred. These purchase payments, withdrawals, including any applicable charges, and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals, including any applicable charges and premium tax incurred, if any, on or subsequent to the contract anniversary.

5.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit. [Note: If there are no contract earnings, there will not be an amount provided under this item (5).]

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1.the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

3.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

2.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

3.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant, unless the change occurred because of a death, will reduce the death benefit to the contract value for the new individual.


The EEB Rider may not be available in all states and is not currently available for contracts sold as IRAs or Roth IRAs. Please check with your investment representative regarding availability of this rider. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by Lincoln Life within six months following state approval. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.


If you elect the EEB Rider after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the Rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representative.




Accumulated Benefit Enhancement (ABE/SM) /


In addition to the death benefit offered under the contract, we also provide to eligible contractowners of non-qualified contracts an Accumulated Benefit Enhancement (ABE) Death Benefit option, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Death Benefit if:



.. you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit.

.. the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require Lincoln Life approval);



.. all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit;



.. the contractowners, joint owners and annuitants of this contract must have been owners or annuitant of the prior contract(s).





Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the Prospectus).



Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.



The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life. However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:



(1)140% of the prior contract's cash value; or



(2)the prior contract's cash value plus $400,000.



In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.



For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.





If more than one annuity contract is exchanged to Lincoln Life, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.



Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.



The ABE Death Benefit will terminate on the earliest of:



(1)the valuation date the selected death benefit option of the contract is changed; or



(2)the annuity commencement date.



It is important to realize that this ABE Death Benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.



The ABE Death Benefit may not be available in all states. Please check with your investment representative regarding availability.


General death benefit information

The EEB Rider (in combination with, or without, the 5% Step-Up), EGMDB and the 5% Step-Up death benefits are separate death benefit elections. Only one of these four death benefit elections may be in effect at any one time and these elections terminate if you elect I-4Life/SM/ Advantage.


If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).


If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancements Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the EEB and 5% Step-Up death benefit will be reduced to the 5% Step-Up death benefit for an annual charge of 1.85% and the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.70%.


The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon receipt of (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.


Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts--Death benefit.

A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to an interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions. The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.



Small contract surrenders


Lincoln Life may surrender your contract, in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected, 2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any charge.



I-4Life/SM/ Advantage


(IRA Annuity Contracts ONLY)


The I-4Life/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the I-4Life/SM/ Advantage payout phase) computed daily, equal to an annual rate of 2.05% for the I-4LifeSM Advantage Guarantee of Principal death benefit, and 2.20% for the I-4Life/SM/ Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB), of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If I-4Life/SM/ Advantage is elected at issue of the contract, I-4Life/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, I-4Life/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4Life/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4Life/SM/ Advantage.



I-4Life/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 591/2 or older at the time the option is elected. You may elect the I-4Life/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.



There is no guarantee that I-4Life/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4Life/SM/ Advantage, you also select a new death benefit option. Once I-4Life/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I-4Life/SM/ Advantage began.



Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.



If I-4Life/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the I-4Life/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.





Regular Income. I-4Life/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular Income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. At the time you elect I-4Life/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4Life/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value on the valuation date I-4Life /SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death Benefit. During the Access Period, I-4Life/SM/ Advantage provides two death benefit options:



(1)I-4Life/SM/ Advantage Guarantee of Principal death benefit; and



(2)I-4Life/SM/ Advantage EGMDB.



Under any I-4Life/SM/ Advantage death benefit, if you die during the Access Period, the I-4Life/SM/ Advantage will terminate. Your beneficiary may start a new I-4Life/SM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.



The I-4Life/SM/ Advantage Guarantee of Principal death benefit is the greater of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4Life/SM/ Advantage EGMDB is the greatest of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained.



The charge under this death benefit is equal to an annual rate of 2.20% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4Life/SM/ Advantage EGMDB may elect to change to the I-4Life /SM/ Advantage Guarantee of Principal death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4Life/SM/ Advantage EGMDB.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of I-4Life/SM/ Advantage will vary depending on your state. In states where

I-4Life/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal death benefit and EGMDB offered under I-4Life/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 2.05% or 2.20% under I-4Life/SM/ Advantage). The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under I-4Life/SM/ Advantage. For a limited time, contracts in force prior to the availability of I-4Life/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after I-4Life/SM/ Advantage is available in your state may only elect I-4Life/SM/ Advantage.



Termination. You may terminate I-4Life/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before I-4Life/SM/ Advantage began (if available), unless you choose a death benefit with a lower charge than the death benefit previously in effect (see the Expense Table for a list of the available death benefits and corresponding charges). You may not choose a death benefit with a higher charge than the death benefit previously in effect. Upon termination, we will stop assessing the charge for the I-4Life/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate I-4Life/SM/ Advantage.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time I-4Life/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. At the end of the Access Period, we will transfer any amount remaining in the fixed side of the contract to the subaccounts in accordance with current allocation instructions. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.


Transfers may be delayed as permitted by the 1940 Act.



If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.


Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 5.00% plus ongoing compensation of up to 1.00%. Alternate commission schedules are available with lower initial commission amounts based on purchase payments plus ongoing annual compensation. Upon annuitization, the commissions paid to dealers are a maximum of 4.00% of account annuitized and/or an annual continuing commission of up to 1.00% of statutory reserves. These commissions are not deducted from purchase payments or contract value; they are paid by us.


Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealer, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Commissions may be paid to such broker dealers on behalf of their registered representatives and these broker dealers may retain a portion of the commissions paid. Lincoln Life may pay additional compensation to these broker dealers and/or reimburse them for portions of contract sales expenses. These broker dealers may pay their registered representatives a portion of the reimbursement allowance. Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers.


Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.


Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the variable annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.



Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.


Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.




Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of .15% will be assessed on all variable annuity payouts (except for the I-4Life/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date, less any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General information
The EGMDB, 5% Step-Up and the Estate Enhanced Benefit Rider are not available after the annuity commencement date. The annuity commence ment date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due.


I-4Life/SM/ Advantage


(Non-Qualified Annuity Contracts ONLY)


We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge (imposed only during the I-4Life/SM/ Advantage payout phase), computed daily, equal to an annual rate of 2.05% for the I-4Life/SM/ Advantage Guarantee of Principal death benefit, and 2.20% for the I-4Life/SM/ Advantage EGMDB, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If I-4Life/SM/ Advantage is elected at issue of the contract, I-4Life/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, I-4Life/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4Life/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4Life/SM/ Advantage.



If your contract value is at least $50,000, you may elect the I-4Life/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The fixed account is not available with I-4Life/SM/ Advantage. Additional purchase payments will not be accepted after I-4Life/SM/ Advantage is elected.



There is no guarantee that I-4Life/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4Life/SM/ Advantage, you also select a new death benefit option. Once I-4Life/SM/ Advan-tage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I-4Life/SM/ Advantage began.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. I-4Life/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters--Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular Income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. At the time you elect I-4Life/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4Life/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



Account Value. The initial Account Value is the contract value on the valuation date I-4Life/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death Benefit. During the Access Period, I-4Life/SM/ Advantage provides two death benefit options:



1.I-4Life/SM/ Advantage Guarantee of Principal death benefit; and



2.I-4Life/SM/ Advantage EGMDB.



The I-4Life/SM/ Advantage Guarantee of Principal death benefit is the greater of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4Life/SM/ Advantage EGMDB is the greatest of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;



2.the Enhancement Amount (if elected at the time of application) specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained.



The charge under this death benefit is equal to an annual rate of 2.20% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.





During the Access Period, contracts with the I-4Life/SM/ Advantage EGMDB may elect to change to the I-4Life/SM/ Advantage Guarantee of Principal death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4Life/SM/ Advantage EGMDB.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of I-4Life/SM/ Advantage will vary depending on your state. In states where I-4Life/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal death benefit and EGMDB offered under I-4Life/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 2.05% or 2.20% under I-4Life/SM/ Advantage). The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under I-4Life/SM/ Advantage. For a limited time, contracts in force prior to the availability of I-4Life/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after I-4Life/SM/ Advantage is available in your state may only elect I-4Life/SM/ Advantage.



Termination. You may not terminate I-4Life/SM/ Advantage once you have elected it.


Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to an interest adjustment (see Interest adjustment below) and other charges (see Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3% interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.


The contractowner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln Life may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Lincoln Life may offer a fixed subaccount for a period of less than one year for the purpose of dollar cost averaging. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

Lincoln Life will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Interest adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging cross-reinvestment, portfolio rebalancing or regular income under I-4Life/SM/ Advantage transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:

                                  (1+A)/n/
                                 ----------- -1
                                 (1+B+K)/n/
where:
A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

K = a .25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.


Federal tax matters



Introduction


The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.





Nonqualified annuities


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax deferral on earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).



.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



.. Your right to choose particular investments for a contract must be limited.



.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts not owned by an individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.



Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Loss of interest deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



Age at which annuity payouts begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax treatment of payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation of withdrawals and surrenders


You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain cir-cumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.



Taxation of annuity payouts


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If you choose the levelized payout option under the I-4Life/SM/ Advantage, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.



Taxation of death benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.



.. Death prior to the annuity commencement date--



   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.



   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.



.. Death after the annuity commencement date--



   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.



   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.



Penalty taxes payable on withdrawals, surrenders, or annuity payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:



.. you receive on or after you reach age 59 1/2,



.. you receive because you became disabled (as defined in the tax law),



.. a beneficiary receives on or after your death, or



.. you receive as a series of substantially equal periodic payments for your life (or life expectancy).



Special rules if you own more than one annuity contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.



Gifting a contract


If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for a contract's death benefit


Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.



Qualified retirement plans



We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.



Types of qualified contracts and terms of contracts


Currently, we issue contracts in connection with the following types of qualified plans:



.. Individual Retirement Accounts and Annuities ("Traditional IRAs")





.. Roth IRAs



.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")



.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)



.. 403(b) plans (public school system and tax-exempt organization annuity plans)



.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)



.. 403(a) plans (qualified annuity plans)



.. H.R. 10 or Keogh Plans (self-employed individual plans)



.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)





We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.



We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Economic Growth and Tax Relief Reconciliation Act of 2001


The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.



Tax treatment of qualified contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.



.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.



.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.



Tax treatment of payments


The Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions


Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions.

These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



.. received on or after the annuitant reaches age 59 1/2,





.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or





.. received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.



Transfers and direct rollovers


As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal income tax withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal income tax withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Tax status of Lincoln Life


Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the Law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relat- ing to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Lincoln Financial Distributors, Inc. ("LFD") will act as wholesaler and will assist Lincoln Life in forming the selling group. LFD will also perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by our properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.



Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


During 2001, Lincoln Life sold its reinsurance operation to Swiss Re. See Note 9 of the Statutory-Basis financial statements of Lincoln Life for additional information regarding the sale.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.
Statement of Additional Information table of contents for Separate Account N


                   Item                                 Page
                   -----------------------------------------
                   General information and history of
                     Lincoln Life                        B-2
                   -----------------------------------------
                   Special terms                         B-2
                   -----------------------------------------
                   Services                              B-2
                   -----------------------------------------
                   Principal underwriter                 B-2
                   -----------------------------------------
                   Purchase of securities being offered  B-2
                   -----------------------------------------
                   Calculation of investment results     B-2
                   -----------------------------------------
                   Annuity payouts                      B-11
                   -----------------------------------------
                   Advertising and sales literature     B-13
                   -----------------------------------------
                   Additional services                  B-15
                   -----------------------------------------
                   Other information                    B-16
                   -----------------------------------------
                   Financial statements                 B-16
                   -----------------------------------------


For a free copy of the SAI please see page one of this booklet.
................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus II Advance).

                                (Please Print)

Name: _______________________________________________________________________

Address: ____________________________________________________________________

City _ State _ Zip _

Mail to Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801.

Lincoln ChoicePlus II Advance

Lincoln Life Variable Annuity Account N (Registrant)

The Lincoln National Life Insurance Company (Depositor)

Statement of Additional Information (SAI)

This Statement of Additional Information should be read in conjunction with the Lincoln ChoicePlus II Advance
Prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2002.
You may obtain a copy of the Lincoln ChoicePlus II Advance Prospectus on request and without charge.
Please write Lincoln ChoicePlus Customer Service, The Lincoln National Life Insurance Company,
P.O. Box 7866, Fort Wayne, Indiana 46801 or call 1-888-868-2583.

Table of Contents


                   Item                                 Page
                   -----------------------------------------
                   General information and history
                   of Lincoln Life                      B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Principal underwriter                B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------

                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payout                    B-11
                     --------------------------------------
                     Advertising and sales literature  B-13
                     --------------------------------------
                     Additional services               B-15
                     --------------------------------------
                     Other information                 B-16
                     --------------------------------------
                     Financial statements              B-16
                     --------------------------------------





This SAI is not a Prospectus.

The date of this SAI is May 1, 2002 .

General information and
history of The
Lincoln National Life
Insurance Company (Lincoln Life)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.




Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors
The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana, 46802, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Life is the principal underwriter for the contracts, which are offered continuously. Lincoln Financial Distributors, Inc. will perform certain marketing and other ancillary functions as described in the Prospectus.


Lincoln Life retains no underwriting commissions from the sale of the variable annuity contracts.




Purchase of securities being offered

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln Life products; through independent insurance brokers; and through certain securities brokers/dealers selected by Lincoln Life whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the account fee and/or the surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results


The paragraphs set forth below represent yield and total return performance information for the VAA and the subaccounts calculated in several different ways.


Money Market Fund Subaccount:

At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield figure is based on historical earnings and is not intended to indicate future performance.


The Money Market Subaccount seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2001); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account (including deductions for the 5% step-up health benefit), and excludes any realized gains and losses from the sale of securities. The Lincoln National Money Market Subaccount yield was -0.18% at December 31, 2001. If the contract owners elected the EEB Rider, the yield would have been lower.


Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1 + T)n = ERV

           Where:   P =   a hypothetical initial purchase payment of
                          $1,000
                    T =     average annual total return for the
                            period in question
                    N =     number of years
                  ERV =     ending redeemable value (as of the end
                            of the period in question) of a
                            hypothetical $1,000 purchase payment
                            made at the beginning of the 1-year,
                            5-year, or 10-year period in question
                            (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; and (2) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/As" for standard performance until one year after a fund became available in the separate account.

A. Standard Performance Data (assuming neither the I-4Life/SM/ Advantage nor the Income4Life(R) Solution is in effect):


   Period Ending December 31, 2001


                                                                               Since
                                                         1-Year     5-Years    Inception
                                              Subaccount With       With       With
                                              Commenced  5% Step Up 5% Step Up 5% Step Up
-----------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00    (20.4)%     N/A       (27.8)%
AFIS Growth                                     2/22/00    (25.6)      N/A       (16.0)
AFIS Growth-Income                              2/22/00     (5.3)      N/A         4.0
AFIS International                              2/22/00    (27.4)      N/A       (31.5)
AIM V.I. Growth Fund                           11/20/98    (41.3)      N/A        (9.8)
AIM V.I. International Growth Fund             11/20/98    (31.1)      N/A        (6.2)
AIM V.I. Premier Equity Fund                   11/20/98    (20.4)      N/A        (0.5)
Alliance VP Growth & Income                     2/22/00     (7.7)      N/A         8.3
Alliance VP Premier Growth                      2/22/00    (24.9)      N/A       (19.6)
AllianceBernstein VP Small Cap Value            9/19/01      N/A       N/A        12.7
Alliance VP Technology                          2/22/00    (32.8)      N/A       (34.8)
Delaware VIP Large Cap Value Series            11/20/98    (11.8)      N/A        (1.4)
Delaware VIP High Yield Series                 11/20/98    (12.1)      N/A       (10.7)
Delaware VIP REIT Series                       11/20/98      0.7       N/A         8.8
Delaware VIP Small Cap Value Series            11/20/98      3.6       N/A         6.4
Delaware VIP Trend Series                      11/20/98    (23.0)      N/A        10.7
Delaware VIP U.S. Growth Series                 9/19/01      N/A       N/A        10.4
Fidelity(R) VIP Contrafund Portfolio            9/19/01      N/A       N/A         3.3
Fidelity(R) VIP Equity-Income Portfolio        11/20/98    (13.0)      N/A         0.7
Fidelity(R) VIP Growth Portfolio               11/20/98    (25.4)      N/A        (0.9)
Fidelity(R) VIP Overseas Portfolio             11/20/98    (28.6)      N/A        (5.7)
FTVIP Franklin Small Cap                        2/22/00    (22.8)      N/A       (25.9)
FTVIPT Templeton Growth                         2/22/00     (9.1)      N/A         0.7
Janus Aspen Aggressive Growth                   9/19/01      N/A       N/A         7.8
Janus Aspen Balanced                            9/19/01      N/A       N/A         0.6
Janus Aspen Worldwide Growth                    9/19/01      N/A       N/A         9.1
Lincoln National Aggressive Growth Fund         9/19/01      N/A       N/A        18.1
Lincoln National Bond Fund                     11/20/98      1.1       N/A         2.7
Lincoln National Capital Appreciation Fund      9/19/01      N/A       N/A        10.2
Lincoln National Global Asset Allocation Fund   9/19/01      N/A       N/A         3.6
Lincoln National International Fund             9/19/01      N/A       N/A         4.2
Lincoln National Money Market Fund             11/20/98     (3.9)      N/A         2.1
Lincoln National Social Awareness Fund          9/19/01      N/A       N/A         9.1
MFS(R) VIT Capital Opportunities Series         9/19/01      N/A       N/A        12.9
MFS(R) VIT Emerging Growth Series              11/20/98    (40.8)      N/A        (1.1)
MFS(R) VIT Total Return Series                 11/20/98     (7.8)      N/A         3.4
MFS(R) VIT Utilities Series                    11/20/98    (31.9)      N/A        (0.3)
Neuberger Berman Mid-Cap Growth                 9/19/01      N/A       N/A        14.0
Neuberger Berman Regency                        9/19/01      N/A       N/A         5.5
Putnam VT Growth & Income                       9/19/01      N/A       N/A         2.6
Putnam VT Health Sciences                       9/19/01      N/A       N/A        (0.4)
Scudder VIT EAFE Equity Index                   9/19/01      N/A       N/A        (0.1)
Scudder VIT Equity 500 Index                   11/20/98    (19.8)      N/A        (2.3)
Scudder VIT Small Cap Index                     9/19/01      N/A       N/A        15.1




The performance figures shown reflect the cost of the 5% Step-Up death benefit. If contractowners had chosen to eliminate the 5% Step-Up death benefit, their returns would have been higher. The performance figures above do not reflect the cost of the EEB Rider. If contractowners had elected the EEB Rider, the return would have been lower.

B. Standard Performance Data (assuming the Income4Life(R) Solution is in effect):


   Period Ending December 31, 2001


                                              Subaccount                10 Year/
                                              Commenced  1 Year  5 Year Since Inception
---------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00  (20.5)%  N/A        (27.8)%
AFIS Growth                                     2/22/00  (25.7)   N/A        (16.1)
AFIS Growth-Income                              2/22/00   (5.4)   N/A          3.9
AFIS International                              2/22/00  (27.4)   N/A        (31.6)
AIM V.I. Growth Fund                           11/20/98  (41.3)   N/A         (9.9)
AIM V.I. International Growth Fund             11/20/98  (31.2)   N/A         (6.3)
AIM V.I. Premier Equity Fund                   11/20/98  (20.5)   N/A         (0.6)
Alliance VP Growth & Income                     2/22/00   (7.8)   N/A          8.2
Alliance VP Premier Growth                      2/22/00  (25.0)   N/A        (19.7)
AllianceBernstein VP Small Cap Value            9/19/01    N/A    N/A         12.7
Alliance VP Technology                          2/22/00  (32.9)   N/A        (34.9)
Delaware VIP Large Cap Value Series            11/20/98  (11.9)   N/A         (1.5)
Delaware VIP High Yield Series                 11/20/98  (12.2)   N/A        (10.8)
Delaware VIP REIT Series                       11/20/98    0.6    N/A          8.6
Delaware VIP Small Cap Value Series            11/20/98    3.5    N/A          6.3
Delaware VIP Trend Series                      11/20/98  (23.1)   N/A         10.6
Delaware VIP U.S. Growth Series                 9/19/01    N/A    N/A         10.3
Fidelity(R) VIP Contrafund Portfolio            9/19/01    N/A    N/A          3.3
Fidelity(R) VIP Equity-Income Portfolio        11/20/98  (13.1)   N/A          0.6
Fidelity(R) VIP Growth Portfolio               11/20/98  (25.5)   N/A         (1.0)
Fidelity(R) VIP Overseas Portfolio             11/20/98  (28.7)   N/A         (5.8)
FTVIP Franklin Small Cap                        2/22/00  (22.9)   N/A        (26.0)
FTVIPT Templeton Growth                         2/22/00   (9.2)   N/A          0.6
Janus Aspen Aggressive Growth                   9/19/01    N/A    N/A          7.8
Janus Aspen Balanced                            9/19/01    N/A    N/A          0.5
Janus Aspen Worldwide Growth                    9/19/01    N/A    N/A          9.0
Lincoln National Aggressive Growth Fund         9/19/01    N/A    N/A         18.0
Lincoln National Bond Fund                     11/20/98    1.0    N/A          2.6
Lincoln National Capital Appreciation Fund      9/19/01    N/A    N/A         10.1
Lincoln National Global Asset Allocation Fund   9/19/01    N/A    N/A          3.6
Lincoln National International Fund             9/19/01    N/A    N/A          4.2
Lincoln National Money Market Fund             11/20/98   (4.0)   N/A          2.0
Lincoln National Social Awareness Fund          9/19/01    N/A    N/A          9.0
MFS(R) VIT Capital Opportunities Series         9/19/01    N/A    N/A         12.8
MFS(R) VIT Emerging Growth Series              11/20/98  (40.9)   N/A         (1.2)
MFS(R) VIT Total Return Series                 11/20/98   (7.9)   N/A          3.3
MFS(R) VIT Utilities Series                    11/20/98  (31.9)   N/A         (0.4)
Neuberger Berman Mid-Cap Growth                 9/19/01    N/A    N/A         13.9
Neuberger Berman Regency                        9/19/01    N/A    N/A          5.4
Putnam VT Growth & Income                       9/19/01    N/A    N/A          2.5
Putnam VT Health Sciences                       9/19/01    N/A    N/A         (0.4)
Scudder VIT EAFE Equity Index                   9/19/01    N/A    N/A         (0.1)
Scudder VIT Equity 500 Index                   11/20/98  (19.9)   N/A         (2.4)
Scudder VIT Small Cap Index                     9/19/01    N/A    N/A         15.1

C. Standard Performance Data (assuming the I-4Life/SM/ Advantage is in effect):


   Period Ending December 31, 2001


                                              Subaccount                10 Year/
                                              Commenced  1 Year  5 Year Since Inception
---------------------------------------------------------------------------------------
AFIS Global Small Cap                           2/22/00  (20.7)%  N/A        (28.0)%
AFIS Growth                                     2/22/00  (25.9)   N/A        (16.3)
AFIS Growth-Income                              2/22/00   (5.7)   N/A          3.6
AFIS International                              2/22/00  (27.6)   N/A        (31.8)
AIM V.I. Growth Fund                           11/20/98  (41.5)   N/A        (10.2)
AIM V.I. International Growth Fund             11/20/98  (31.4)   N/A         (6.5)
AIM V.I. Premier Equity Fund                   11/20/98  (20.7)   N/A         (0.9)
Alliance VP Growth & Income                     2/22/00   (8.0)   N/A          7.9
Alliance VP Premier Growth                      2/22/00  (25.2)   N/A        (19.9)
AllianceBernstein VP Small Cap Value            9/19/01    N/A    N/A         12.6
Alliance VP Technology                          2/22/00  (33.1)   N/A        (35.1)
Delaware VIP Large Cap Value Series            11/20/98  (12.1)   N/A         (1.7)
Delaware VIP High Yield Series                 11/20/98  (12.5)   N/A        (11.0)
Delaware VIP REIT Series                       11/20/98    0.3    N/A          8.4
Delaware VIP Small Cap Value Series            11/20/98    3.3    N/A          6.0
Delaware VIP Trend Series                      11/20/98  (23.3)   N/A         10.3
Delaware VIP U.S. Growth Series                 9/19/01    N/A    N/A         10.2
Fidelity(R) VIP Contrafund Portfolio            9/19/01    N/A    N/A          3.2
Fidelity(R) VIP Equity-Income Portfolio        11/20/98  (13.3)   N/A          0.4
Fidelity(R) VIP Growth Portfolio               11/20/98  (25.7)   N/A         (1.3)
Fidelity(R) VIP Overseas Portfolio             11/20/98  (28.9)   N/A         (6.0)
FTVIP Franklin Small Cap                        2/22/00  (23.1)   N/A        (26.2)
FTVIPT Templeton Growth                         2/22/00   (9.5)   N/A          0.3
Janus Aspen Aggressive Growth                   9/19/01    N/A    N/A          7.7
Janus Aspen Balanced                            9/19/01    N/A    N/A          0.4
Janus Aspen Worldwide Growth                    9/19/01    N/A    N/A          8.9
Lincoln National Aggressive Growth Fund         9/19/01    N/A    N/A         17.9
Lincoln National Bond Fund                     11/20/98    0.8    N/A          2.4
Lincoln National Capital Appreciation Fund      9/19/01    N/A    N/A         10.1
Lincoln National Global Asset Allocation Fund   9/19/01    N/A    N/A          3.5
Lincoln National International Fund             9/19/01    N/A    N/A          4.1
Lincoln National Money Market Fund             11/20/98   (4.3)   N/A          1.7
Lincoln National Social Awareness Fund          9/19/01    N/A    N/A          8.9
MFS(R) VIT Capital Opportunities Series         9/19/01    N/A    N/A         12.8
MFS(R) VIT Emerging Growth Series              11/20/98  (41.1)   N/A         (1.4)
MFS(R) VIT Total Return Series                 11/20/98   (8.2)   N/A          3.1
MFS(R) VIT Utilities Series                    11/20/98  (32.1)   N/A         (0.7)
Neuberger Berman Mid-Cap Growth                 9/19/01    N/A    N/A         13.9
Neuberger Berman Regency                        9/19/01    N/A    N/A          5.4
Putnam VT Growth & Income                       9/19/01    N/A    N/A          2.4
Putnam VT Health Sciences                       9/19/01    N/A    N/A         (0.5)
Scudder VIT EAFE Equity Index                   9/19/01    N/A    N/A         (0.2)
Scudder VIT Equity 500 Index                   11/20/98  (20.1)   N/A         (2.7)
Scudder VIT Small Cap Index                     9/19/01    N/A    N/A         15.0



The performance figures shown reflect the cost of the I-4Life/SM/ Advantage with the EGMDB death benefit

Non-standard investment results:


The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a fund became available in the VAA will be calculated based on (1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, excluding surrender charges and the account fee) and the management and other expenses of the fund and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any options (i.e.: EEB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.



The performance numbers in the following tables do not reflect surrender charges.



A. Non-Standard Performance Data (assuming neither the I-4Life/SM/ Advantage nor the Income4Life(R) Solution is in effect):


   Period Ending December 31, 2001


                                              YTD        1-year     3-year     5-year     10-year             As if
                                              With       With       With       With       With                Subaccount
                                              5% Step-Up 5% Step-Up 5% Step-Up 5% Step-Up 5% Step-Up Lifetime Commenced
------------------------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                           (14.4)%    (14.4)%      9.6%       N/A        N/A       8.1%    4/30/98
AFIS Growth                                     (19.6)     (19.6)       8.4       16.6%      14.3%     14.1      2/8/84
AFIS Growth-Income                                0.7        0.7        5.2       10.7       11.3      12.3      2/8/84
AFIS International                              (21.3)     (21.3)       1.3        5.7        7.9       7.0      5/1/90
AIM V.I. Growth Fund                            (35.2)     (35.2)     (12.6)       1.7        N/A       6.5      5/5/93
AIM V.I. International Growth Fund              (25.1)     (25.1)      (6.4)      (0.6)       N/A       4.6      5/5/93
AIM V.I. Premier Equity Fund                    (14.3)     (14.3)      (3.1)       7.4        N/A      11.0      5/5/93
Alliance VP Growth & Income                      (1.7)      (1.7)       5.9       11.8       11.5      10.6     1/14/91
Alliance VP Premier Growth                      (18.9)     (18.9)      (5.0)      10.2        N/A      13.1     6/26/92
AllianceBernstein VP Small Cap Value              N/A        N/A        N/A        N/A        N/A      10.7      5/1/01
Alliance VP Technology                          (26.8)     (26.8)      (1.0)      10.1        N/A       9.8     1/11/96
Delaware VIP Large Cap Value Series              (5.8)      (5.8)      (0.7)       6.5        9.9       8.3     7/28/88
Delaware VIP High Yield Series                   (6.1)      (6.1)      (9.7)      (4.7)       1.8       3.2     7/28/88
Delaware VIP REIT Series                          6.7        6.7        9.5        N/A        N/A       4.6      5/4/98
Delaware VIP Small Cap Value Series               9.7        9.7        5.8        7.6        N/A       9.8    12/27/93
Delaware VIP Trend Series                       (17.0)     (17.0)       8.2       11.4        N/A      12.3    12/27/93
Delaware VIP U.S. Growth Series                 (25.9)     (25.9)       N/A        N/A        N/A     (13.4)   11/15/99
Fidelity(R) VIP Contrafund Portfolio            (14.1)     (14.1)      (1.8)       8.0        N/A      13.3      1/3/95
Fidelity(R) VIP Equity-Income Portfolio          (7.0)      (7.0)       0.9        7.1       11.2       9.7     10/9/86
Fidelity(R) VIP Growth Portfolio                (19.4)     (19.4)      (1.9)       9.3       11.0      11.4     10/9/86
Fidelity(R) VIP Overseas Portfolio              (22.6)     (22.6)      (5.0)       0.6        3.7       3.9     1/28/87
FTVIP Franklin Small Cap                        (16.8)     (16.8)      10.3        7.5        N/A      10.5    10/31/95
FTVIPT Templeton Growth                          (3.1)      (3.1)       4.6        6.3        N/A       7.9     3/15/94
Janus Aspen Aggressive Growth                   (40.7)     (40.7)      (4.4)       4.8        N/A      10.2     9/13/93
Janus Aspen Balanced                             (6.6)      (6.6)       3.5       11.7        N/A      11.9     9/13/93
Janus Aspen Worldwide Growth                    (24.0)     (24.0)       0.3        8.8        N/A      13.3     9/13/93
Lincoln National Aggressive Growth Fund         (34.5)     (34.5)      (4.4)      (0.5)       N/A       3.2      2/3/94
Lincoln National Bond Fund                        7.2        7.2        3.5        5.0        5.1       8.2    12/28/81
Lincoln National Capital Appreciation Fund      (27.2)     (27.2)      (5.0)       7.4        N/A       9.7      2/3/94
Lincoln National Global Asset Allocation Fund    (9.4)      (9.4)      (2.8)       3.7        6.7       6.7      8/3/87
Lincoln National International Fund             (11.6)     (11.6)      (0.0)       3.2        5.4       4.9      5/1/91
Lincoln National Money Market Fund                2.1        2.1        3.0        3.1        2.7       4.4      1/7/82
Lincoln National Social Awareness Fund          (11.2)     (11.2)      (3.2)       7.5       11.1      12.3      5/2/88
MFS(R) VIT Capital Opportunities Series         (25.1)     (25.1)       0.7        9.5        N/A      10.3     8/14/96
MFS(R) VIT Emerging Growth Series               (34.8)     (34.8)      (3.9)       6.9        N/A      10.1     7/24/95
MFS(R) VIT Total Return Series                   (1.8)      (1.8)       4.1        8.1        N/A      10.9      1/3/95
MFS(R) VIT Utilities Series                     (25.8)     (25.8)      (0.1)       8.3        N/A      12.4      1/3/95
Neuberger Berman Mid-Cap Growth                 (26.0)     (26.0)       0.5        N/A        N/A      12.3     11/3/97
Neuberger Berman Regency                          N/A        N/A        N/A        N/A        N/A      (0.9)    8/22/01
Putnam VT Growth & Income                        (8.1)      (8.1)      (1.0)       5.9        9.7      10.7      2/1/88
Putnam VT Health Sciences                       (21.2)     (21.2)       0.4        N/A        N/A       2.5      5/1/98
Scudder VIT EAFE Equity Index                   (26.1)     (26.1)      (8.8)       N/A        N/A      (3.9)    8/22/97
Scudder VIT Equity 500 Index                    (13.8)     (13.8)      (3.1)       N/A        N/A       3.6     10/1/97
Scudder VIT Small Cap Index                       0.2        0.2        3.7        N/A        N/A       2.5     8/25/97

The performance figures shown above reflect the cost of the 5% Step-Up death benefit. If contractowners had chosen to eliminate the 5% Step-Up death benefit, their returns would have been higher. The performance figures do not reflect the cost of the EEB Rider. If these costs had been reflected, returns would have been lower.


B. Non-Standard Performance Data (assuming the Income4Life(R) Solution is in effect):


   Period Ending December 31, 2001


                                                                                             As if
                                                                                             Subaccount
                                              YTD     1 Year  3 Year 5 Year 10 Year Lifetime Commenced
-------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                         (14.5)% (14.5)%   9.5%   N/A    N/A      8.0%   4/30/1998
AFIS Growth                                   (19.7)  (19.7)    8.3   16.5%  14.2%    14.0     2/8/1984
AFIS Growth-Income                              0.6     0.6     5.1   10.6   11.2     12.2     2/8/1984
AFIS International                            (21.4)  (21.4)    1.2    5.6    7.8      6.9     5/1/1990
AIM V.I. Growth Fund                          (35.3)  (35.3)  (12.7)   1.6    N/A      6.4     5/5/1993
AIM V.I. International Growth Fund            (25.2)  (25.2)   (6.5)  (0.7)   N/A      4.5     5/5/1993
AIM V.I. Premier Equity Fund                  (14.4)  (14.4)   (3.2)   7.3    N/A     10.9     5/5/1993
Alliance VP Growth & Income                    (1.8)   (1.8)    5.8   11.7   11.4     10.5    1/14/1991
Alliance VP Premier Growth                    (19.0)  (19.0)   (5.1)  10.1    N/A     13.0    6/26/1992
AllianceBernstein VP Small Cap Value            N/A     N/A     N/A    N/A    N/A     10.6     5/1/2001
Alliance VP Technology                        (26.9)  (26.9)   (1.1)  10.0    N/A      9.7    1/11/1996
Delaware VIP Large Cap Value Series            (5.9)   (5.9)   (0.8)   6.4    9.8      8.2    7/28/1988
Delaware VIP High Yield Series                 (6.2)   (6.2)   (9.8)  (4.8)   1.7      3.1    7/28/1988
Delaware VIP REIT Series                        6.6     6.6     9.4    N/A    N/A      4.5     5/4/1998
Delaware VIP Small Cap Value Series             9.5     9.5     5.7    7.5    N/A      9.7   12/27/1993
Delaware VIP Trend Series                     (17.1)  (17.1)    8.1   11.3    N/A     12.2   12/27/1993
Delaware VIP U.S. Growth Series               (25.9)  (25.9)    N/A    N/A    N/A    (13.5)  11/15/1999
Scudder VIT EAFE Equity Index                 (26.2)  (26.2)   (8.9)   N/A    N/A     (4.0)   8/22/1997
Scudder VIT Equity 500 Index                  (13.9)  (13.9)   (3.2)   N/A    N/A      3.5    10/1/1997
Scudder VIT Small Cap Index                     0.1     0.1     3.6    N/A    N/A      2.4    8/25/1997
Fidelity(R) VIP Contrafund Portfolio          (14.2)  (14.2)   (1.9)   7.9    N/A     13.2     1/3/1995
Fidelity(R) VIP Equity-Income Portfolio        (7.1)   (7.1)    0.8    7.0   11.1      9.6    10/9/1986
Fidelity(R) VIP Growth Portfolio              (19.4)  (19.4)   (2.0)   9.2   10.9     11.3    10/9/1986
Fidelity(R) VIP Overseas Portfolio            (22.7)  (22.7)   (5.1)   0.5    3.6      3.8    1/28/1987
FTVIPT Franklin Small Cap                     (16.9)  (16.9)   10.2    7.4    N/A     10.4   10/31/1995
Janus Aspen Aggressive Growth                 (40.8)  (40.8)   (4.5)   4.7    N/A     10.0    9/13/1993
Janus Aspen Balanced                           (6.7)   (6.7)    3.4   11.6    N/A     11.8    9/13/1993
Janus Aspen Worldwide Growth                  (24.1)  (24.1)    0.2    8.7    N/A     13.2    9/13/1993
Lincoln National Aggressive Growth Fund       (34.5)  (34.5)   (4.4)  (0.6)   N/A      3.1     2/3/1994
Lincoln National Bond Fund                      7.1     7.1     3.4    4.9    5.0      8.1   12/28/1981
Lincoln National Capital Appreciation Fund    (27.3)  (27.3)   (5.1)   7.3    N/A      9.6     2/3/1994
Lincoln National Global Asset Allocation Fund  (9.6)   (9.6)   (2.9)   3.6    6.6      6.6     8/3/1987
Lincoln National International Fund           (11.7)  (11.7)   (0.1)   3.1    5.3      4.8     5/1/1991
Lincoln National Money Market Fund              2.0     2.0     2.9    3.0    2.6      4.3     1/7/1982
Lincoln National Social Awareness Fund        (11.2)  (11.2)   (3.3)   7.4   11.0     12.1     5/2/1988
MFS(R) VIT Capital Opportunities Series       (25.1)  (25.1)    0.6    9.4    N/A     10.2    8/14/1996
MFS(R) VIT Emerging Growth Series             (34.9)  (34.9)   (4.0)   6.8    N/A     10.0    7/24/1995
MFS(R) VIT Total Return Series                 (1.9)   (1.9)    4.0    8.0    N/A     10.8     1/3/1995
MFS(R) VIT Utilities Series                   (25.9)  (25.9)   (0.2)   8.2    N/A     12.3     1/3/1995
Neuberger Berman Mid-Cap Growth               (26.1)  (26.1)    0.4    N/A    N/A     12.2    11/3/1997
Neuberger Berman Regency                        N/A     N/A     N/A    N/A    N/A     (1.0)   8/22/2001
Putnam VT Growth & Income                      (8.2)   (8.2)   (1.1)   5.8    9.6     10.6     2/1/1988
Putnam VT Health Sciences                     (21.3)  (21.3)    0.3    N/A    N/A      2.4     5/1/1998
FTVIPT Templeton Growth                        (3.2)   (3.2)    4.5    6.2    N/A      7.8    3/15/1994

C. Non-Standard Performance Data (assuming the I-4Life/SM/ Advantage is in effect):


   Period Ending December 31, 2001


                                                                                             As if
                                                                                             Subaccount
                                              YTD     1 Year  3 Year 5 Year 10 Year Lifetime Commenced
-------------------------------------------------------------------------------------------------------
AFIS Global Small Cap                         (14.7)% (14.7)%   9.2%   N/A    N/A      7.7%   4/30/1998
AFIS Growth                                   (19.9)  (19.9)    8.0   16.2%  13.9%    13.7     2/8/1984
AFIS Growth-Income                              0.3     0.3     4.8   10.3   11.0     11.9     2/8/1984
AFIS International                            (21.6)  (21.6)    0.9    5.3    7.5      6.6     5/1/1990
AIM V.I. Growth Fund                          (35.5)  (35.5)  (12.9)   1.4    N/A      6.2     5/5/1993
AIM V.I. International Growth Fund            (25.4)  (25.4)   (6.8)  (1.0)   N/A      4.2     5/5/1993
AIM V.I. Premier Equity Fund                  (14.6)  (14.6)   (3.4)   7.0    N/A     10.6     5/5/1993
Alliance VP Growth & Income                    (2.0)   (2.0)    5.5   11.4   11.1     10.2    1/14/1991
Alliance VP Premier Growth                    (19.2)  (19.2)   (5.3)   9.8    N/A     12.7    6/26/1992
AllianceBernstein VP Small Cap Value            N/A     N/A     N/A    N/A    N/A     10.4     5/1/2001
Alliance VP Technology                        (27.1)  (27.1)   (1.4)   9.8    N/A      9.5    1/11/1996
Delaware VIP Large Cap Value Series            (6.1)   (6.1)   (1.1)   6.1    9.5      7.9    7/28/1988
Delaware VIP High Yield Series                 (6.4)   (6.4)  (10.0)  (5.0)   1.4      2.9    7/28/1988
Delaware VIP REIT Series                        6.3     6.3     9.1    N/A    N/A      4.2     5/4/1998
Delaware VIP Small Cap Value Series             9.3     9.3     5.5    7.2    N/A      9.4   12/27/1993
Delaware VIP Trend Series                     (17.3)  (17.3)    7.8   11.0    N/A     11.9   12/27/1993
Delaware VIP U.S. Growth Series               (26.1)  (26.1)    N/A    N/A    N/A    (13.7)  11/15/1999
Scudder VIT EAFE Equity Index                 (26.4)  (26.4)   (9.2)   N/A    N/A     (4.3)   8/22/1997
Scudder VIT Equity 500 Index                  (14.1)  (14.1)   (3.5)   N/A    N/A      3.3    10/1/1997
Scudder VIT Small Cap Index                    (0.1)   (0.1)    3.4    N/A    N/A      2.2    8/25/1997
Fidelity(R) VIP Contrafund Portfolio          (14.4)  (14.4)   (2.1)   7.6    N/A     12.9     1/3/1995
Fidelity(R) VIP Equity-Income Portfolio        (7.3)   (7.3)    0.6    6.7   10.8      9.4    10/9/1986
Fidelity(R) VIP Growth Portfolio              (19.6)  (19.6)   (2.2)   8.9   10.6     11.0    10/9/1986
Fidelity(R) VIP Overseas Portfolio            (22.9)  (22.9)   (5.4)   0.3    3.3      3.6    1/28/1987
FTVIPT Franklin Small Cap                     (17.1)  (17.1)    9.9    7.1    N/A     10.1   10/31/1995
Janus Aspen Aggressive Growth                 (40.9)  (40.9)   (4.8)   4.5    N/A      9.8    9/13/1993
Janus Aspen Balanced                           (7.0)   (7.0)    3.1   11.4    N/A     11.5    9/13/1993
Janus Aspen Worldwide Growth                  (24.3)  (24.3)   (0.0)   8.4    N/A     12.9    9/13/1993
Lincoln National Aggressive Growth Fund       (34.7)  (34.7)   (4.7)  (0.9)   N/A      2.8     2/3/1994
Lincoln National Bond Fund                      6.8     6.8     3.1    4.7    4.8      7.8   12/28/1981
Lincoln National Capital Appreciation Fund    (27.5)  (27.5)   (5.3)   7.0    N/A      9.3     2/3/1994
Lincoln National Global Asset Allocation Fund  (9.8)   (9.8)   (3.1)   3.3    6.4      6.3     8/3/1987
Lincoln National International Fund           (11.9)  (11.9)   (0.4)   2.8    5.0      4.5     5/1/1991
Lincoln National Money Market Fund              1.8     1.8     2.7    2.7    2.3      4.1     1/7/1982
Lincoln National Social Awareness Fund        (11.5)  (11.5)   (3.6)   7.2   10.7     11.9     5/2/1988
MFS(R) VIT Capital Opportunities Series       (25.3)  (25.3)    0.4    9.1    N/A      9.9    8/14/1996
MFS(R) VIT Emerging Growth Series             (35.0)  (35.0)   (4.2)   6.5    N/A      9.7    7/24/1995
MFS(R) VIT Total Return Series                 (2.2)   (2.2)    3.7    7.7    N/A     10.5     1/3/1995
MFS(R) VIT Utilities Series                   (26.1)  (26.1)   (0.4)   7.9    N/A     12.0     1/3/1995
Neuberger Berman Mid-Cap Growth               (26.3)  (26.3)    0.2    N/A    N/A     11.9    11/3/1997
Neuberger Berman Regency                        N/A     N/A     N/A    N/A    N/A     (1.0)   8/22/2001
Putnam VT Growth & Income                      (8.4)   (8.4)   (1.4)   5.6    9.3     10.3     2/1/1988
Putnam VT Health Sciences                     (21.5)  (21.5)    0.1    N/A    N/A      2.1     5/1/1998
FTVIPT Templeton Growth                        (3.4)   (3.4)    4.3    6.0    N/A      7.6    3/15/1994



The performance figures shown reflect the cost of the I-4Life/SM/ Advantage with the EGMDB death benefit.

Interest Adjustment

The following example illustrates the detailed calculations for a $25,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the interest adjustment and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional death benefit risks are not taken into account in the example. The effect of the interest adjustment is reflected in the yield rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Yield Rate Factor Calculation" and "Minimum Value Calculation" contain the explicit calculation of the yield factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 account fee, but that fee is waived if the annuity account value at the end of a contract year is $100,000 or more. The results would be slightly different in the states where the annual fee is less than $35.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

Single Premium........................... $25,000
Premium Taxes............................ None
Withdrawals-............................. None
Guaranteed Period........................ 5 years
Guaranteed Interest Rate................. 4.50%
Annuity Date............................. Age 70
Yield Rate A............................. 5.00%
Yield Rate B............................. 6.00% End of contract year 1
                                          5.50% End of contract year 2
                                          5.00% End of contract year 3
                                          4.00% End of contract year 4
Percentage Adjustment to Index Rate B (K) 0.25%

                          SURRENDER VALUE CALCULATION

                                 (3)
              (1)     (2)        Adjusted (4)     (5)        (6)       (7)
              Annuity Yield Rate Annuity  Minimum Greater of Surrender Surrender
              Value   Factor     Value    Value   (3) & (4)  Charge    Value
Contract Year ------- ---------- -------- ------- ---------- --------- ---------
      1...... $26,095  0.953765  $24,889  $25,715  $25,715    $1,500    $24,215
      2...... $27,239  0.978874  $26,664  $26,451  $26,664    $1,250    $25,414
      3...... $28,435  0.995255  $28,300  $27,210  $28,300    $1,000    $27,300
      4...... $29,685  1.007194  $29,898  $27,991  $29,898    $  750    $29,148
      5...... $30,990     NA     $30,990  $28,796  $30,990    $    0    $30,990

                           ANNUITY VALUE CALCULATION

Contract Year
-------------
      1...... $25,000 X 1.045 - $35 = $26,095
      2...... $26,095 X 1.045 - $35 = $27,239
      3...... $27,239 X 1.045 - $35 = $28,435
      4...... $28,435 X 1.045 - $35 = $29,685
      5...... $29,685 X 1.045 - $35 = $30,990

                         SURRENDER CHARGE CALCULATION

Contract Year
------------- SC factor Deposit     Surrender Chg
      1......  6.0% X $25,000   =      $1,500
      2......  5.0% X $25,000   =      $1,250
      3......  4.0% X $25,000   =      $1,000
      4......  3.0% X $25,000   =      $  750
      5......    0% X $25,000   =      $    0

                         YIELD RATE FACTOR CALCULATION

                              Adj-
Contract Year Yield A Yield B Yield B N   Result
------------- ------- ------- ------- --- --------
      1......  5.00%   6.00%   6.25%   4  0.953765
      2......  5.00%   5.50%   5.75%   3  0.978874
      3......  5.00%   5.00%   5.25%   2  0.995255
      4......  5.00%   4.00%   4.25%   1  1.007194
      5......  5.00%    N/A     N/A   N/A   N/A

                           MINIMUM VALUE CALCULATION

Contract Year
-------------
      1...... $25,000 X 1.03 - $35 = $25,715
      2...... $25,715 X 1.03 - $35 = $26,451
      3...... $26,451 X 1.03 - $35 = $27,210
      4...... $27,210 X 1.03 - $35 = $27,991
      5...... $27,991 X 1.03 - $35 = $28,796

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date less any applicable premium tax;
(2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

a.The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b.A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.




I-4Life/SM/ Advantage for Non-qualified contracts



During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the I-4Life/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I-4Life/SM/ Advantage annuity factors are based on whether the I-4Life/SM/ Advantage or the Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.







I-4Life/SM/ Advantage options for IRA contracts



During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the I-4Life/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.





I-4Life/SM/ Advantage annuity factors are based on whether the I-4Life/SM/ Advantage or Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the Account Value is invested in fixed or variable subaccounts. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.




Advertising and sales
literature

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.


EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.


FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Russell 1000 Index--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Russell 2000 Index--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Lehman Brothers Aggregate Bond Index--Composed of securities from Lehman Brothers Government/Corpo-rate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index--This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard and Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.

Standard and Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

In its advertisements and other sales literature for the VAA and the funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

Additional services

Dollar Cost Averaging (DCA)--You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between 6 and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date;
(2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS)--AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess applicable surrender charges on those withdrawals. See Charges and other deductions--Surrender charge.

Portfolio Rebalancing--Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by writing Lincoln Life. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.

Cross Reinvestment Program--Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to Lincoln Life or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $98 billion and annual consolidated revenues of $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, managed accounts, institutional investment management and financial planning and advisory services.



Lincoln Life's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 17,000 employers and more than 1.5 million individuals.



Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2001 Lincoln Life had statutory admitted assets of over $74 billion.

Other information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln Life Variable Annuity Account N

Statement of assets and liabilities

December 31, 2001

                                                                                               Mortality &
                                                                                               Expense
                                                                 Contract                      Charges        Contract
                                                                 Purchases                     Payable To     Redemptions
                                                                 Due From The                  The Lincoln    Due To The
                                                                 Lincoln National              National       Lincoln National
                                                                 Life Insurance                Life Insurance Life Insurance
                                                    Investments  Company          Total Assets Company        Company
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Subaccount            $ 16,746,440 $    33,361      $ 16,779,801 $ 2,031        $       --
AIM V.I. Growth Subaccount                            27,572,148          --        27,572,148   3,286             8,933
AIM V.I. International Equity Subaccount              19,482,905          --        19,482,905   2,366         4,258,979
AIM V.I. Value Subaccount                             79,049,748      69,298        79,119,046   9,451                --
AIM V.I. Growth Class II Subaccount                       71,160          --            71,160      10                --
AIM V.I. International Equity Class II Subaccount         22,523       4,091            26,614       3                --
AIM V.I. Value Class II Subaccount                       359,720      23,380           383,100      48                --
AVPSF Growth and Income Class B Subaccount            55,404,891      83,814        55,488,705   6,837                --
AVPSF Growth Class B Subaccount                        6,645,582      16,877         6,662,459     827                --
AVPSF Premier Growth Class B Subaccount               24,442,330       3,217        24,445,547   3,059                --
AVPSF Small Cap Value Class B Subaccount                 213,602          --           213,602      29                --
AVPSF Technology Class B Subaccount                   18,293,089      55,944        18,349,033   2,241                --
AFIS Global Small Cap Class 2 Subaccount              10,623,376      22,888        10,646,264   1,306                --
AFIS Growth Class 2 Subaccount                        91,044,806     307,090        91,351,896  11,320                --
AFIS Growth-Income Class 2 Subaccount                 82,938,712     218,694        83,157,406  10,396                --
AFIS International Class 2 Subaccount                 36,454,856          --        36,454,856   4,517         4,326,321
Deutsche VIT EAFE Equity Index Subaccount                 21,553          --            21,553       3                --
Deutsche VIT Equity 500 Index Subaccount              66,512,564      33,621        66,546,185   7,881                --
Deutsche VIT Small Cap Index Subaccount                   70,025      25,408            95,433      10                --
Liberty Colonial US Stock Subaccount                   5,702,399          --         5,702,399     660             1,182
Liberty Colonial Newport Tiger Subaccount              5,759,668         773         5,760,441     677                --
DGPF Growth and Income Subaccount                     14,818,836          --        14,818,836   1,719             2,085
DGPF High Yield Subaccount                             9,071,186          --         9,071,186   1,042                22
DGPF Devon Subaccount                                  4,007,722          --         4,007,722     466                24
DGPF Emerging Markets Subaccount                       1,974,566       1,321         1,975,887     224                --
DGPF International Equity Subaccount                   1,683,504      13,338         1,696,842     193                --
DGPF REIT Subaccount                                   8,408,870      12,083         8,420,953     968                --
DGPF Select Growth Subaccount                         11,877,215          --        11,877,215   1,380             1,467
DGPF Small Cap Value Subaccount                       16,747,485       9,360        16,756,845   1,934                --
DGPF Social Awareness Subaccount                       6,008,471          --         6,008,471     699               735
DGPF Trend Subaccount                                 50,118,400      38,897        50,157,297   5,821                --
DGPF Emerging Markets Service Class Subaccount           542,578          --           542,578      72                --
DGPF Growth and Income Service Class
 Subaccount                                            2,725,916         327         2,726,243     372                --
DGPF High Yield Service Class Subaccount               5,312,641      48,246         5,360,887     724                --
DGPF REIT Service Class Subaccount                     5,698,459          --         5,698,459     772           125,582
DGPF Select Growth Service Class Subaccount            3,762,612       3,996         3,766,608     515                --
DGPF Small Cap Service Class Subaccount                7,979,678      21,837         8,001,515   1,088                --
DGPF Social Awareness Service Class Subaccount           853,432          --           853,432     117                --
DGPF Trend Service Class Subaccount                   12,839,113      47,407        12,886,520   1,738                --
DGPF U.S. Growth Service Class Subaccount                 18,852          --            18,852       3                --
Dreyfus Small Cap Subaccount                           3,933,938       3,382         3,937,320     455                --
Fidelity VIP Equity Income Subaccount                 33,285,254      13,828        33,299,082   3,861                --
Fidelity VIP Growth Subaccount                        49,836,845      24,034        49,860,879   5,814                --
Fidelity VIP Overseas Subaccount                       8,112,610          --         8,112,610     934                25
Fidelity VIP Equity Income Service Class 2
 Subaccount                                            5,454,141      36,720         5,490,861     753                --
Fidelity VIP Growth Service Class 2 Subaccount         8,343,447      33,289         8,376,736   1,131                --
Fidelity VIP Overseas Service Class 2 Subaccount       5,068,154          --         5,068,154     678         1,949,753
Fidelity VIP II Contrafund Service Class 2
 Subaccount                                              271,719      11,840           283,559      37                --
Fidelity VIP III Growth Opportunities Subaccount      16,464,310          --        16,464,310   1,916             6,894
Fidelity VIP III Growth Opportunities Service Class
 2 Subaccount                                            852,439          --           852,439     116           190,404
Janus Aspen Series Aggressive Growth Service
 Class Subaccount                                         48,298       6,818            55,116       7                --







                                                    Net Assets
----------------------------------------------------------------
AIM V.I. Capital Appreciation Subaccount            $ 16,777,770
AIM V.I. Growth Subaccount                            27,559,929
AIM V.I. International Equity Subaccount              15,221,560
AIM V.I. Value Subaccount                             79,109,595
AIM V.I. Growth Class II Subaccount                       71,150
AIM V.I. International Equity Class II Subaccount         26,611
AIM V.I. Value Class II Subaccount                       383,052
AVPSF Growth and Income Class B Subaccount            55,481,868
AVPSF Growth Class B Subaccount                        6,661,632
AVPSF Premier Growth Class B Subaccount               24,442,488
AVPSF Small Cap Value Class B Subaccount                 213,573
AVPSF Technology Class B Subaccount                   18,346,792
AFIS Global Small Cap Class 2 Subaccount              10,644,958
AFIS Growth Class 2 Subaccount                        91,340,576
AFIS Growth-Income Class 2 Subaccount                 83,147,010
AFIS International Class 2 Subaccount                 32,124,018
Deutsche VIT EAFE Equity Index Subaccount                 21,550
Deutsche VIT Equity 500 Index Subaccount              66,538,304
Deutsche VIT Small Cap Index Subaccount                   95,423
Liberty Colonial US Stock Subaccount                   5,700,557
Liberty Colonial Newport Tiger Subaccount              5,759,764
DGPF Growth and Income Subaccount                     14,815,032
DGPF High Yield Subaccount                             9,070,122
DGPF Devon Subaccount                                  4,007,232
DGPF Emerging Markets Subaccount                       1,975,663
DGPF International Equity Subaccount                   1,696,649
DGPF REIT Subaccount                                   8,419,985
DGPF Select Growth Subaccount                         11,874,368
DGPF Small Cap Value Subaccount                       16,754,911
DGPF Social Awareness Subaccount                       6,007,037
DGPF Trend Subaccount                                 50,151,476
DGPF Emerging Markets Service Class Subaccount           542,506
DGPF Growth and Income Service Class
 Subaccount                                            2,725,871
DGPF High Yield Service Class Subaccount               5,360,163
DGPF REIT Service Class Subaccount                     5,572,105
DGPF Select Growth Service Class Subaccount            3,766,093
DGPF Small Cap Service Class Subaccount                8,000,427
DGPF Social Awareness Service Class Subaccount           853,315
DGPF Trend Service Class Subaccount                   12,884,782
DGPF U.S. Growth Service Class Subaccount                 18,849
Dreyfus Small Cap Subaccount                           3,936,865
Fidelity VIP Equity Income Subaccount                 33,295,221
Fidelity VIP Growth Subaccount                        49,855,065
Fidelity VIP Overseas Subaccount                       8,111,651
Fidelity VIP Equity Income Service Class 2
 Subaccount                                            5,490,108
Fidelity VIP Growth Service Class 2 Subaccount         8,375,605
Fidelity VIP Overseas Service Class 2 Subaccount       3,117,723
Fidelity VIP II Contrafund Service Class 2
 Subaccount                                              283,522
Fidelity VIP III Growth Opportunities Subaccount      16,455,500
Fidelity VIP III Growth Opportunities Service Class
 2 Subaccount                                            661,919
Janus Aspen Series Aggressive Growth Service
 Class Subaccount                                         55,109


                                                                                          Mortality &
                                                                                          Expense
                                                            Contract                      Charges        Contract
                                                            Purchases                     Payable To     Redemptions
                                                            Due From The                  The Lincoln    Due To The
                                                            Lincoln National              National       Lincoln National
                                                            Life Insurance                Life Insurance Life Insurance
                                               Investments  Company          Total Assets Company        Company
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Service Class
 Subaccount                                    $    246,222 $        --      $    246,222 $    33        $       --
Janus Aspen Series Worldwide Growth Service
 Class Subaccount                                    79,004          --            79,004      10                --
Kemper Small Cap Growth Subaccount                3,376,244          --         3,376,244     394             8,738
Kemper Government Securities Subaccount          18,471,162          --        18,471,162   2,115                13
LN Aggressive Growth Subaccount                      20,096          --            20,096       3                --
LN Bond Subaccount                               91,875,762     657,419        92,533,181  11,142                --
LN Capital Appreciation Subaccount                   23,931          --            23,931       4                --
LN Global Asset Allocation Subaccount                17,796          --            17,796       3                --
LN International Subaccount                          21,652          --            21,652       3                --
LN Money Market Subaccount                      117,821,082  12,389,411       130,210,493  14,672                --
LN Social Awareness Subaccount                       23,074          --            23,074       3                --
MFS Emerging Growth Subaccount                   23,334,496      32,851        23,367,347   2,720                --
MFS Total Return Subaccount                      42,690,677      30,640        42,721,317   4,920                --
MFS Utilities Subaccount                         38,651,934          --        38,651,934   4,454             6,754
MFS Research Subaccount                          13,889,635       5,650        13,895,285   1,613                --
MFS Emerging Growth Service Class Subaccount      4,480,281       1,707         4,481,988     610                --
MFS Total Return Service Class Subaccount        15,572,337       7,836        15,580,173   2,108                --
MFS Utilities Service Class Subaccount           10,338,617      37,627        10,376,244   1,411                --
MFS Research Service Class Subaccount             5,522,420          10         5,522,430     756                --
MFS Capital Oppotunities Service Class
 Subaccount                                          76,545      23,380            99,925      11                --
NB AMT Mid-Cap Growth Subaccount                    105,782          --           105,782      13                --
NB AMT Regency Subaccount                            93,050          --            93,050      13                --
OCC Accumulation Global Equity Subaccount         3,747,631          --         3,747,631     433                 5
OCC Accumulation Managed Subaccount               5,911,325          --         5,911,325     684                --
Putnam VT Growth and Income Class IB
 Subaccount                                          68,026          --            68,026       9                --
Putnam VT Health Sciences Class IB Subaccount       107,610          --           107,610      15                --
Franklin Mutual Shares Securities Class 2
 Subaccount                                      24,032,913      51,144        24,084,057   2,975                --
Franklin Small Cap Class 2 Subaccount            17,274,794      57,179        17,331,973   2,157                --
Templeton Growth Securities Class 2 Subaccount    5,293,306      79,631         5,372,937     636                --
Templeton International Securities Class 2
 Subaccount                                       7,254,089          --         7,254,089     903         1,065,488








                                               Net Assets
-----------------------------------------------------------
Janus Aspen Series Balanced Service Class
 Subaccount                                    $    246,189
Janus Aspen Series Worldwide Growth Service
 Class Subaccount                                    78,994
Kemper Small Cap Growth Subaccount                3,367,112
Kemper Government Securities Subaccount          18,469,034
LN Aggressive Growth Subaccount                      20,093
LN Bond Subaccount                               92,522,039
LN Capital Appreciation Subaccount                   23,927
LN Global Asset Allocation Subaccount                17,793
LN International Subaccount                          21,649
LN Money Market Subaccount                      130,195,821
LN Social Awareness Subaccount                       23,071
MFS Emerging Growth Subaccount                   23,364,627
MFS Total Return Subaccount                      42,716,397
MFS Utilities Subaccount                         38,640,726
MFS Research Subaccount                          13,893,672
MFS Emerging Growth Service Class Subaccount      4,481,378
MFS Total Return Service Class Subaccount        15,578,065
MFS Utilities Service Class Subaccount           10,374,833
MFS Research Service Class Subaccount             5,521,674
MFS Capital Oppotunities Service Class
 Subaccount                                          99,914
NB AMT Mid-Cap Growth Subaccount                    105,769
NB AMT Regency Subaccount                            93,037
OCC Accumulation Global Equity Subaccount         3,747,193
OCC Accumulation Managed Subaccount               5,910,641
Putnam VT Growth and Income Class IB
 Subaccount                                          68,017
Putnam VT Health Sciences Class IB Subaccount       107,595
Franklin Mutual Shares Securities Class 2
 Subaccount                                      24,081,082
Franklin Small Cap Class 2 Subaccount            17,329,816
Templeton Growth Securities Class 2 Subaccount    5,372,301
Templeton International Securities Class 2
 Subaccount                                       6,187,698

                                     Affiliated   Non-Affiliated
                                     ------------ --------------
               Investments at Cost   $396,101,639 $1,118,240,951
               Investments at Market  374,252,929    919,721,352


See accompanying notes.

Lincoln Life Variable Annuity Account N

Statement of operations

Year Ended December 31, 2001


                                                                            AIM V.I.                   AIM V.I.
                                                                            Capital      AIM V.I.      International
                                                                            Appreciation Growth        Equity
                                                                            Subaccount   Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
.. Dividends from investment income                                          $ 1,336,707  $     66,028  $     61,366
.. Dividends from net realized gains on investments                                   --            --       479,876
.. Mortality and expense guarantees (M&E)
   Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                     (154,689)     (377,621)     (208,064)
   Lincoln Choice Plus II (1.55% Fee Rate)                                           --            --            --
   Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                         (145)         (155)           (5)
   Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                           (5)           (5)           (5)
   Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                     (6)           (5)           (7)
   Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                (8,093)       (8,092)      (14,896)
   Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                (3,911)       (3,927)       (1,853)
   Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                  (195)         (188)         (125)
   Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                    (6)           (6)          (15)
   Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                      (6)           (5)           (7)
   Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                (30,870)      (31,667)      (19,439)
   Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                 (8,363)       (7,407)       (2,699)
   Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                     (6)           (6)          (28)
   Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                    (74)           (6)           (5)
   Lincoln Choice Plus L-Share (1.70% Fee Rate)                                      --            --            --
   Lincoln Choice Plus L-Share (1.85% Fee Rate)                                      --            --            --
   Lincoln Choice Plus L-Share (1.90% Fee Rate)                                      --            --            --
   Lincoln Choice Plus L-Share (1.95% Fee Rate)                                      --            --            --
                                                                            -----------  ------------  ------------
NET INVESTMENT INCOME (LOSS)                                                  1,130,338      (363,062)      294,094
  Net Realized and Unrealized Gain (Loss) on Investments:
   . Net realized gain (loss) on investments                                   (646,205)   (2,885,569)  (10,305,036)
   . Net change in unrealized appreciation or depreciation on investments    (4,254,483)  (10,611,576)    5,523,178
                                                                            -----------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       (4,900,688)  (13,497,145)   (4,781,858)
                                                                            -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 $(3,770,350) $(13,860,207) $ (4,487,764)
                                                                            ===========  ============  ============


                                                                            AIM V.I.
                                                                            Value
                                                                            Subaccount
-----------------------------------------------------------------------------------------
Net Investment Income (Loss):
.. Dividends from investment income                                          $    105,104
.. Dividends from net realized gains on investments                             1,595,452
.. Mortality and expense guarantees (M&E)
   Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                      (956,810)
   Lincoln Choice Plus II (1.55% Fee Rate)                                            --
   Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                          (322)
   Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                           (46)
   Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                      (7)
   Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                (34,513)
   Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                (12,194)
   Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                   (194)
   Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                    (15)
   Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                       (7)
   Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                 (92,269)
   Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                 (21,574)
   Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                     (45)
   Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                      (6)
   Lincoln Choice Plus L-Share (1.70% Fee Rate)                                       --
   Lincoln Choice Plus L-Share (1.85% Fee Rate)                                       --
   Lincoln Choice Plus L-Share (1.90% Fee Rate)                                       --
   Lincoln Choice Plus L-Share (1.95% Fee Rate)                                       --
                                                                            ------------
NET INVESTMENT INCOME (LOSS)                                                     582,554
  Net Realized and Unrealized Gain (Loss) on Investments:
   . Net realized gain (loss) on investments                                  (1,949,803)
   . Net change in unrealized appreciation or depreciation on investments    (10,398,467)
                                                                            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       (12,348,270)
                                                                            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 $(11,765,716)
                                                                            ============

                                                                            AFIS
                                                                            Growth-      AFIS          Deutsche     Deutsche
                                                                            Income       International VIT EAFE     VIT Equity
                                                                            Class 2      Class 2       Equity Index 500 Index
                                                                            Subaccount   Subaccount    Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
.. Dividends from investment income                                          $   860,504  $    233,932     $   --    $   557,143
.. Dividends from net realized gains on investments                            4,826,196     7,057,682         --         58,070
.. Mortality and expense guarantees (M&E)
   Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                     (405,104)     (232,938)        (6)      (854,739)
   Lincoln Choice Plus II (1.55% Fee Rate)                                         (166)          (95)        (4)            (5)
   Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                       (1,250)          (60)        (5)          (453)
   Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                          (53)          (20)        (5)            (9)
   Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                    (10)           (7)        --             (8)
   Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)              (104,875)      (47,081)        (5)       (16,115)
   Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)               (63,407)      (11,505)        (5)        (2,835)
   Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                (1,359)         (265)        (5)          (276)
   Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                   (52)          (35)        (5)           (15)
   Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                     (10)           (7)        --             (8)
   Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                (90,285)      (80,601)        (5)       (33,648)
   Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                (47,547)      (17,893)        (5)        (7,647)
   Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                   (810)         (253)        (5)          (112)
   Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                   (119)           (8)        (6)            (6)
   Lincoln Choice Plus L-Share (1.70% Fee Rate)                                    (281)          (42)        (5)           (11)
   Lincoln Choice Plus L-Share (1.85% Fee Rate)                                     (17)          (12)        (5)            (6)
   Lincoln Choice Plus L-Share (1.90% Fee Rate)                                      (6)           (6)        (5)            (6)
   Lincoln Choice Plus L-Share (1.95% Fee Rate)                                      (6)           (6)        (6)            (6)
                                                                            -----------  ------------     ------    -----------
NET INVESTMENT INCOME (LOSS)                                                  4,971,343     6,900,780        (82)      (300,692)
 Net Realized and Unrealized Gain (Loss) on Investments:
   . Net realized gain (loss) on investments                                    (46,709)  (14,212,367)        --     (1,149,412)
   . Net change in unrealized appreciation or depreciation on investments    (4,281,955)    2,008,033      1,101     (8,088,887)
                                                                            -----------  ------------     ------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       (4,328,664)  (12,204,334)     1,101     (9,238,299)
                                                                            -----------  ------------     ------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 $   642,679  $ (5,303,554)    $1,019    $(9,538,991)
                                                                            ===========  ============     ======    ===========

See accompanying notes.

           AIM V.I.                   AVPSF                     AVPSF        AVPSF                    AFIS
AIM V.I.   International AIM V.I.     Growth and   AVPSF        Premier      Small Cap  AVPSF         Global       AFIS
Growth     Equity        Value        Income       Growth       Growth       Value      Technology    Small Cap    Growth
Class II   Class II      Class II     Class B      Class B      Class B      Class B    Class B       Class 2      Class 2
Suaccount  Subaccount    Subaccount   Subaccount   Subaccount   Subaccount   Subaccount Subaccount    Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------------------
 $  126    $      76     $       242  $   172,667  $    10,247  $        --  $      --   $        --  $    73,136  $    297,419
     --          598           3,670    1,337,505      736,576    1,062,409         --     1,429,672      580,308    17,008,977
    (10)          (6)            (51)    (322,726)     (48,277)    (158,368)       (16)     (183,786)     (72,780)     (559,131)
     (5)          (4)            (83)        (135)          --          (29)       (39)           (5)         (22)         (194)
     (5)          (5)            (17)        (271)          (5)         (40)        (5)          (23)         (96)         (661)
     (5)          (8)             --         (302)          (5)        (226)        (5)           (6)          (5)          (80)
     --           --              --           (9)          (6)          (7)        --            (5)          (7)           (8)
     (5)          (5)            (13)     (42,580)      (5,702)     (21,016)       (16)      (11,381)      (7,291)     (112,809)
     (6)          (5)             (7)     (13,954)      (3,608)     (11,527)        (6)       (4,762)      (2,387)      (39,271)
     (6)          (5)             (6)        (920)         (99)        (570)        (6)          (34)          (6)         (343)
     (6)          (6)            (40)         (26)          (6)          (6)        (6)           (6)          (6)          (53)
     --           --              --          (10)          (6)          (7)        --            (5)          (7)           (8)
    (45)          (5)            (55)     (95,444)     (11,955)     (86,444)       (91)      (41,778)     (40,351)     (204,391)
     (7)          (5)             (5)     (22,867)      (3,112)      (7,674)        (6)       (5,207)      (3,264)      (26,101)
     (6)          (5)            (14)        (732)        (418)         (89)        (6)          (64)         (46)         (835)
     (6)          (5)             (6)         (12)          (6)          (6)        (6)           (6)          (6)         (106)
     (5)          (5)            (33)         (93)          --          (39)       (31)          (41)          (5)         (193)
     (6)          (5)            (11)         (13)          --          (14)        (6)           (6)          (6)           (6)
     (6)          (5)             (6)          (6)          --           (6)        (6)           (6)          (6)           (6)
     (6)          (5)             (6)          (9)          --           (6)        (6)           (7)          (6)           (6)
  ------   ---------     -----------  -----------  -----------  -----------  ---------   -----------  -----------  ------------
     (9)         590           3,559    1,010,063      673,618      776,335       (257)    1,182,544      527,147    16,362,194
     --           --              --     (173,486)    (143,397)    (448,067)       445    (1,757,952)    (585,257)     (705,467)
  2,032          691           1,995   (1,909,905)  (1,754,961)  (4,079,263)     8,988    (4,877,210)  (1,092,443)  (27,282,959)
  ------   ---------     -----------  -----------  -----------  -----------  ---------   -----------  -----------  ------------
  2,032          691           1,995   (2,083,391)  (1,898,358)  (4,527,330)     9,433    (6,635,162)  (1,677,700)  (27,988,426)
  ------   ---------     -----------  -----------  -----------  -----------  ---------   -----------  -----------  ------------
 $2,023    $   1,281     $     5,554  $(1,073,328) $(1,224,740) $(3,750,995) $   9,176   $(5,452,618) $(1,150,553) $(11,626,232)
  ======   =========     ===========  ===========  ===========  ===========  =========   ===========  ===========  ============

                         Liberty
Deutsche   Liberty       Colonial     DGPF         DGPF                      DGPF       DGPF                       DGPF
VIT Small  Colonial      Newport      Growth and   High         DGPF         Emerging   International DGPF         Select
Cap Index  US Stock      Tiger        Income       Yield        Devon        Markets    Equity        REIT         Growth
Subaccount Subaccount    Subaccount   Subaccount   Subaccount   Subaccount   Subaccount Subaccount    Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------------------
 $  383    $  58,100     $    48,289  $    23,697  $   823,366  $    32,643  $  11,064   $    59,031  $    74,158  $         --
  3,087      772,063              --           --           --           --         --       176,958       15,257            --
     (7)     (80,647)        (78,046)    (187,317)    (120,878)     (63,104)   (30,401)      (28,782)     (76,226)     (149,757)
     (5)          --              --           --           --           --         --            --           --            --
     (5)          (5)             (8)        (168)          (6)          (5)       (12)           (5)         (25)          (10)
     (5)          (5)             (5)          (5)          (5)          (5)        (5)           (5)          (5)           (5)
     --           --              (7)          --           --           --         --            --           --            --
     (6)          --          (1,588)          --           --           --         --            --           --            --
     (6)          --            (501)          --           --           --         --            --           --            --
     (6)          --             (16)          --           --           --         --            --           --            --
     (6)          --              (6)          --           --           --         --            --           --            --
     --           --              (7)          --           --           --         --            --           --            --
    (91)          --          (7,600)          --           --           --         --            --           --            --
     (6)          --            (461)          --           --           --         --            --           --            --
     (6)          --              (6)          --           --           --         --            --           --            --
     (6)          --              (6)          --           --           --         --            --           --            --
     (5)          --              --           --           --           --         --            --           --            --
     (6)          --              --           --           --           --         --            --           --            --
     (6)          --              --           --           --           --         --            --           --            --
     (6)          --              --           --           --           --         --            --           --            --
  ------   ---------     -----------  -----------  -----------  -----------  ---------   -----------  -----------  ------------
  3,292      749,506         (39,968)    (163,793)     702,477      (30,471)   (19,354)      207,197       13,159      (149,772)
      4      (66,752)     (1,306,569)      13,056     (591,525)    (278,616)  (137,291)      (94,219)     106,147      (876,943)
  4,236     (804,975)       (103,613)    (547,647)    (692,336)    (196,376)   167,920      (445,040)     343,780    (1,940,970)
  ------   ---------     -----------  -----------  -----------  -----------  ---------   -----------  -----------  ------------
  4,240     (871,727)     (1,410,182)    (534,591)  (1,283,861)    (474,992)    30,629      (539,259)     449,927    (2,817,913)
  ------   ---------     -----------  -----------  -----------  -----------  ---------   -----------  -----------  ------------
 $7,532    $(122,221)    $(1,450,150) $  (698,384) $  (581,384) $  (505,463) $  11,275   $  (332,062) $   463,086  $ (2,967,685)
  ======   =========     ===========  ===========  ===========  ===========  =========   ===========  ===========  ============

Lincoln Life Variable Annuity Account N

Year Ended December 31, 2001

                                                                                                             DGPF
                                                                       DGPF        DGPF                      Emerging
                                                                       Small Cap   Social       DGPF         Markets
                                                                       Value       Awareness    Trend        Service Class
                                                                       Subaccount  Subaccount   Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
.. Dividends from investment income                                     $   81,256  $    15,111  $        --    $    770
.. Dividends from net realized gains on investments                             --      595,368           --          --
.. Mortality and expense guarantees (M&E)
   Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               (148,165)     (92,473)    (660,301)         --
   Lincoln Choice Plus II (1.55% Fee Rate)                                     --           --           --          --
   Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                    (46)          (5)        (193)         --
   Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                   (113)          (5)          (5)         --
   Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)               --           --           --         (12)
   Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)              --           --           --        (109)
   Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)              --           --           --        (351)
   Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)              --           --           --          (6)
   Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)              --           --           --          (6)
   Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                --           --           --          (8)
   Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)               --           --           --      (4,780)
   Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)               --           --           --        (188)
   Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)               --           --           --         (28)
   Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)               --           --           --          (6)
   Lincoln Choice Plus L-Share (1.70% Fee Rate)                                --           --           --          --
   Lincoln Choice Plus L-Share (1.85% Fee Rate)                                --           --           --          --
   Lincoln Choice Plus L-Share (1.90% Fee Rate)                                --           --           --          --
   Lincoln Choice Plus L-Share (1.95% Fee Rate)                                --           --           --          --
                                                                       ----------  -----------  -----------    --------
NET INVESTMENT INCOME (LOSS)                                              (67,068)     517,996     (660,499)     (4,724)
 Net Realized and Unrealized Gain (Loss) on Investments:
.. Net realized gain (loss) on investments                                 122,539     (277,571)  (3,367,370)    (15,751)
.. Net change in unrealized appreciation or depreciation on investments  1,177,050   (1,054,260)  (5,150,685)      5,823
                                                                       ----------  -----------  -----------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  1,299,589   (1,331,831)  (8,518,055)     (9,928)
                                                                       ----------  -----------  -----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                            $1,232,521  $  (813,835) $(9,178,554)   $(14,652)
                                                                       ==========  ===========  ===========    ========

                                                                                                     Fidelity
                                                                                                     VIP
                                                                       Fidelity         Fidelity     Equity
                                                                       VIP              VIP          Income
                                                                       Growth           Overseas     Service Class 2
                                                                       Subaccount       Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
.. Dividends from investment income                                     $     41,393     $   562,526     $  15,840
.. Dividends from net realized gains on investments                        3,890,960         889,155        45,587
.. Mortality and expense guarantees (M&E)
   Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                 (737,707)       (134,333)           (5)
   Lincoln Choice Plus II (1.55% Fee Rate)                                       --              --           (62)
   Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                      (58)             (8)           (5)
   Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                      (48)             (5)           (9)
   Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                 --              --           (14)
   Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                --              --       (13,242)
   Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                --              --        (3,514)
   Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                --              --          (127)
   Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                --              --           (19)
   Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                  --              --           (10)
   Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                 --              --       (20,714)
   Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                 --              --        (8,125)
   Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                 --              --          (371)
   Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                 --              --            (6)
   Lincoln Choice Plus L-Share (1.70% Fee Rate)                                  --              --           (46)
   Lincoln Choice Plus L-Share (1.85% Fee Rate)                                  --              --            (6)
   Lincoln Choice Plus L-Share (1.90% Fee Rate)                                  --              --            (6)
   Lincoln Choice Plus L-Share (1.95% Fee Rate)                                  --              --            (6)
                                                                       ------------     -----------     ---------
NET INVESTMENT INCOME (LOSS)                                              3,194,540       1,317,335        15,140
 Net Realized and Unrealized Gain (Loss) on Investments:
.. Net realized gain (loss) on investments                                (2,805,211)     (2,766,454)      (64,751)
.. Net change in unrealized appreciation or depreciation on investments  (12,039,425)     (1,104,753)      (92,145)
                                                                       ------------     -----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  (14,844,636)     (3,871,207)     (156,896)
                                                                       ------------     -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                            $(11,650,096)    $(2,553,872)    $(141,756)
                                                                       ============     ===========     =========

                                                                       Fidelity
                                                                       VIP
                                                                       Growth
                                                                       Service Class 2
                                                                       Subaccount
--------------------------------------------------------------------------------------
Net Investment Income (Loss):
.. Dividends from investment income                                       $     3,547
.. Dividends from net realized gains on investments                           333,447
.. Mortality and expense guarantees (M&E)
   Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                       (98)
   Lincoln Choice Plus II (1.55% Fee Rate)                                        (5)
   Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                        (5)
   Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                        (9)
   Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                 (10)
   Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)             (7,321)
   Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)             (1,879)
   Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)               (167)
   Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                (15)
   Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                   (7)
   Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)             (77,899)
   Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)             (13,283)
   Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                (248)
   Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                  (6)
   Lincoln Choice Plus L-Share (1.70% Fee Rate)                                  (19)
   Lincoln Choice Plus L-Share (1.85% Fee Rate)                                   (6)
   Lincoln Choice Plus L-Share (1.90% Fee Rate)                                   (6)
   Lincoln Choice Plus L-Share (1.95% Fee Rate)                                   (6)
                                                                         -----------
NET INVESTMENT INCOME (LOSS)                                                 236,005
 Net Realized and Unrealized Gain (Loss) on Investments:
.. Net realized gain (loss) on investments                                    (68,216)
.. Net change in unrealized appreciation or depreciation on investments    (1,339,961)
                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (1,408,177)
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                              $(1,172,172)
                                                                         ===========

See accompanying notes.

DGPF          DGPF                        DGPF          DGPF          DGPF                        DGPF
Growth and    High          DGPF          Select        Small         Social        DGPF          U.S.
Income        Yield         REIT          Growth        Cap           Awareness     Trend         Growth
Service Class Service Class Service Class Service Class Service Class Service Class Service Class Service Class
Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------
$    854      $ 192,327     $ 36,141      $      --     $ 17,650      $    561      $        --   $   --
      --             --        7,849             --           --        33,148               --       --
      (4)           (24)         (43)            --          (93)           --              (79)      (4)
      (5)           (20)         (21)            --          (30)           --              (60)      (5)
      (5)            (5)          (5)            --          (12)           --              (10)      (5)
      (5)            (7)          (7)            --          (11)           --              (15)      (5)
     (15)           (12)         (15)            (8)         (17)          (11)              (9)      --
  (6,446)       (12,194)     (11,484)       (11,850)     (11,404)       (2,465)         (25,528)      (5)
    (909)        (5,133)      (3,889)        (1,809)      (8,129)       (1,020)          (7,702)      (6)
     (84)          (376)        (126)           (18)        (167)           (6)             (64)      (6)
      (6)           (21)          (5)            (6)         (20)           (6)             (29)      (6)
     (10)            (8)         (10)            (6)         (12)           (7)              (6)      --
 (15,431)       (26,031)     (29,535)       (25,474)     (37,014)       (5,537)        (114,284)      (5)
  (3,073)        (4,810)      (2,770)        (6,480)      (6,673)         (716)         (13,031)      (6)
     (38)           (55)        (170)           (21)        (167)          (28)             (55)      (6)
      (6)           (12)          (9)            (6)         (76)           (6)             (75)      (6)
     (14)           (15)          (5)            --           (8)           --              (28)      (5)
      (6)            (8)          (5)            --           (8)           --              (12)      (6)
      (6)            (5)          (5)            --           (6)           --               (6)      (6)
      (6)            (5)          (9)            --           (6)           --               (6)      (6)
--------      ---------     --------      ---------     --------      --------      -----------   ------
 (25,215)       143,586       (4,123)       (45,678)     (46,203)       23,907         (160,999)     (88)
 (26,899)       (85,341)      24,470       (196,684)       4,534        (5,464)        (241,537)      --
 (39,057)      (262,531)     247,019       (427,698)     534,253       (82,895)      (1,036,560)   2,732
--------      ---------     --------      ---------     --------      --------      -----------   ------
 (65,956)      (347,872)     271,489       (624,382)     538,787       (88,359)      (1,278,097)   2,732
--------      ---------     --------      ---------     --------      --------      -----------   ------
$(91,171)     $(204,286)    $267,366      $(670,060)    $492,584      $(64,452)     $(1,439,096)  $2,644
========      =========     ========      =========     ========      ========      ===========   ======

            Fidelity
            VIP
Dreyfus     Equity
Small Cap   Income
Subaccount  Subaccount
----------------------
$  18,924   $   486,158
  264,619     1,365,873
  (64,327)     (434,326)
       --            --
       (5)         (184)
       (5)         (218)
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
       --            --
---------   -----------
  219,206     1,417,303
 (780,539)     (263,904)
   62,678    (3,175,132)
---------   -----------
 (717,861)   (3,439,036)
---------   -----------
$(498,655)  $(2,021,733)
=========   ===========


                                              Fidelity        Janus                       Janus
Fidelity        Fidelity        Fidelity      VIP III         Aspen Series  Janus         Aspen Series
VIP             VIP             VIP III       Growth          Aggressive    Aspen Series  Worldwide     Kemper
Overseas        Contrafund      Growth        Opportunities   Growth        Balanced      Growth        Small Cap
Service Class 2 Service Class 2 Opportunities Service Class 2 Service Class Service Class Service Class Growth
Subaccount      Subaccount      Subaccount    Subaccount      Subaccount    Subaccount    Subaccount    Subaccount
----------------------------------------------------------------------------------------------------------------------
$ 143,994       $   --          $    73,135   $  1,565        $   --        $1,998        $   56        $        --
  227,604           --                   --         --            --            --            --            663,112
      (38)         (13)            (251,629)        --            (7)          (35)          (15)           (58,481)
       (5)          (5)                  --         --            (5)          (18)           (5)                --
       (5)          (5)                  (5)        --            (5)           (5)           (5)                (5)
       (5)          (5)                  (5)        --            (5)           (5)           (5)               (41)
      (10)          --                   --        (11)           --            --            --                 --
   (8,769)         (30)                  --     (2,267)           (5)           (5)          (12)                --
     (757)         (12)                  --       (259)           (5)           (5)           (6)                --
       (6)          (5)                  --         (6)           (6)           (5)           (6)                --
       (6)          (6)                  --         (6)           (6)           (6)           (6)                --
       (7)          --                   --         (7)           --            --            --                 --
  (42,900)        (194)                  --     (6,112)           (5)         (131)          (32)                --
   (1,034)          (5)                  --       (555)           (5)           (5)           (6)                --
      (23)          (5)                  --         (6)           (6)           (6)           (6)                --
       (8)          (6)                  --         (6)           (6)           (6)           (6)                --
       (5)        (109)                  --         --           (11)          (37)           (8)                --
       (6)          (5)                  --         --            (6)           (5)           (6)                --
       (6)          (6)                  --         --            (6)           (6)           (6)                --
       (6)          (6)                  --         --            (6)          (10)           (6)                --
---------       ------          -----------   --------        ------        ------        ------        -----------
  318,002         (417)            (178,504)    (7,670)          (95)        1,708           (80)           604,585
 (999,787)           3           (1,315,023)   (10,544)           --             1            --         (1,136,692)
  142,746        7,670           (1,776,332)   (62,343)        2,353         1,385         3,772         (1,325,382)
---------       ------          -----------   --------        ------        ------        ------        -----------
 (857,041)       7,673           (3,091,355)   (72,887)        2,353         1,386         3,772         (2,462,074)
---------       ------          -----------   --------        ------        ------        ------        -----------
$(539,039)      $7,256          $(3,269,859)  $(80,557)       $2,258        $3,094        $3,692        $(1,857,489)
=========       ======          ===========   ========        ======        ======        ======        ===========

Kemper        LN
Government    Aggressive
Securities    Growth
Subaccount    Subaccount
------------------------
$  784,291    $   --
        --        --
  (254,131)       (5)
        --        (5)
        (4)       (5)
        (5)       (5)
        --        --
        --        (5)
        --        (6)
        --        (6)
        --        (6)
        --        --
        --        (5)
        --        (6)
        --        (6)
        --        (6)
        --        (6)
        --        (6)
        --        (6)
        --        (6)
----------    ------
   530,151       (90)
    84,847    ------
   415,387     3,976
----------    ------
   500,234     3,976
----------    ------
$1,030,385    $3,886
==========    ======

Lincoln Life Variable Annuity Account N

Year Ended December 31, 2001

                                                                                                     LN
                                                                                        LN           Global
                                                                          LN            Capital      Asset      LN
                                                                          Bond          Appreciation Allocation International
                                                                          Subaccount    Subaccount   Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
.. Dividends from investment income                                        $3,722,675    $   --       $   70     $     162
.. Dividends from net realized gains on investments                                --        --           --            --
.. Mortality and expense guarantees (M&E)
   Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                  (577,530)      (10)          (4)           (6)
   Lincoln Choice Plus II (1.55% Fee Rate)                                      (181)       (5)          (5)           (5)
   Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                      (295)       (5)          (5)           (5)
   Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                      (395)       (5)          (5)           (5)
   Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                 (10)       --           --            --
   Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)            (79,349)       (5)          (5)           (5)
   Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)            (18,885)       (6)          (5)           (5)
   Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)               (666)       (6)          (5)           (6)
   Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                (95)       (6)          (5)           (6)
   Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                  (10)       --           --            --
   Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)            (135,268)       (6)          (5)           (5)
   Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)             (24,810)       (6)          (5)           (5)
   Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)              (1,114)       (6)          (6)           (6)
   Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                 (20)       (6)          (6)           (6)
   Lincoln Choice Plus L-Share (1.70% Fee Rate)                                 (246)       (5)          (5)           (5)
   Lincoln Choice Plus L-Share (1.85% Fee Rate)                                  (11)       (6)          (6)           (6)
   Lincoln Choice Plus L-Share (1.90% Fee Rate)                                   (5)       (6)          (6)           (6)
   Lincoln Choice Plus L-Share (1.95% Fee Rate)                                   (7)       (6)          (6)           (6)
                                                                          ----------    ------       ------     ---------
NET INVESTMENT INCOME (LOSS)                                               2,883,778       (95)         (14)           74
 Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                                   404,251        --           --            --
   Net change in unrealized appreciation or depreciation on investments      301,807     2,770        1,703         1,647
                                                                          ----------    ------       ------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       706,058     2,770        1,703         1,647
                                                                          ----------    ------       ------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $3,589,836    $2,675       $1,689     $   1,721
                                                                          ==========    ======       ======     =========

                                                                          MFS                                   OCC
                                                                          Capital       NB AMT                  Accumulation
                                                                          Opportunities Mid-Cap      NB AMT     Global
                                                                          Service Class Growth       Regency    Equity
                                                                          Subaccount    Subaccount   Subaccount Subaccount
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
.. Dividends from investment income                                        $       --    $   --       $   --     $      --
.. Dividends from net realized gains on investments                                --        --           --        54,027
.. Mortality and expense guarantees (M&E)
   Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                        (6)      (40)          (7)      (62,873)
   Lincoln Choice Plus II (1.55% Fee Rate)                                        (5)       (5)          (5)           --
   Licoln Choice Plus and Choice Plus II (1.60% Fee Rate)                         (5)       (5)          (5)           (5)
   Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                        (5)       (8)          (5)          (52)
   Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                  --        --           --            --
   Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                 (5)       (6)          (5)           --
   Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                 (6)       (6)          (5)           --
   Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                 (6)       (6)          (5)           --
   Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                (11)       (6)          (6)           --
   Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                   --        --           --            --
   Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                 (76)      (25)         (84)           --
   Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                  (6)       (6)          (5)           --
   Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                  (6)       (6)          (5)           --
   Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                  (6)       (6)          (6)           --
   Lincoln Choice Plus L-Share (1.70% Fee Rate)                                   (5)      (15)          (5)           --
   Lincoln Choice Plus L-Share (1.85% Fee Rate)                                   (6)       (6)          (5)           --
   Lincoln Choice Plus L-Share (1.90% Fee Rate)                                   (6)       (6)          (6)           --
   Lincoln Choice Plus L-Share (1.95% Fee Rate)                                   (6)       (6)          (6)           --
                                                                          ----------    ------       ------     ---------
NET INVESTMENT INCOME (LOSS)                                                    (166)     (158)        (165)       (8,903)
 Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                                         1       470            1      (192,304)
   Net change in unrealized appreciation or depreciation on investments        4,329     4,009        5,609      (555,434)
                                                                          ----------    ------       ------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         4,330     4,479        5,610      (747,738)
                                                                          ----------    ------       ------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $    4,164    $4,321       $5,445     $(756,641)
                                                                          ==========    ======       ======     =========

See accompanying notes.

                                                                            MFS           MFS
LN           LN         MFS           MFS                                   Emerging      Total         MFS            MFS
Money        Social     Emerging      Total        MFS          MFS         Growth        Return        Utilities      Research
Market       Awareness  Growth        Return       Utilities    Research    Service Class Service Class Service Class  Service Class
Subaccount   Subaccount Subaccount    Subaccount   Subaccount   Subaccount  Subaccount    Subaccount    Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------ -----------
$2,734,992   $  125     $         --  $   677,808  $  1,456,851  $     1,927  $        --   $ 135,881     $   175,357   $        --
        --       --        1,795,349    1,000,795     3,820,560    1,852,013      284,296     201,724         461,996       526,428
  (686,694)      (9)        (376,035)    (479,032)     (620,415)    (195,810)          (9)       (133)            (26)           --
      (224)      (5)              --           --            --           --           (5)         (4)            (44)           --
    (1,626)      (5)             (13)        (381)         (100)         (19)          (5)         (5)             (4)           --
      (281)      (5)              (5)          (5)          (50)          (5)          (5)         (5)             (5)           --
       (10)      --               --           --            --           --           (8)        (15)            (12)          (10)
  (146,520)      (5)              --           --            --           --       (8,266)    (33,089)        (25,790)      (15,900)
   (27,941)      (5)              --           --            --           --       (2,647)     (8,044)         (6,532)       (6,426)
        (5)      (6)              --           --            --           --         (129)       (108)           (954)          (27)
        (9)      (6)              --           --            --           --           (6)        (26)             (5)           (6)
       (10)      --               --           --            --           --           (6)        (10)             (9)           (7)
  (182,758)      (5)              --           --            --           --      (53,358)    (85,911)        (64,043)      (44,613)
   (95,149)      (5)              --           --            --           --       (5,510)    (14,999)        (20,397)       (7,194)
       (65)      (6)              --           --            --           --          (19)       (626)           (251)          (13)
      (512)      (6)              --           --            --           --           (6)         (5)             (5)           (6)
      (197)      (5)              --           --            --           --          (21)        (75)            (40)           --
        (8)      (6)              --           --            --           --           (6)         (6)             (5)           --
        (5)      (6)              --           --            --           --           (6)         (5)             (5)           --
       (49)      (6)              --           --            --           --           (6)         (9)             (5)           --
----------   ------     ------------  -----------  ------------  -----------  -----------   ---------     -----------    -----------
 1,592,929       34        1,419,296    1,199,185     4,656,846    1,658,106      214,278     194,530         519,221       452,226
        --       --       (2,941,693)      57,051    (2,093,464)    (690,782)    (740,655)     (5,767)        (78,134)     (211,579)
        --    2,691      (11,597,516)  (1,469,048)  (15,674,481)  (4,603,819)  (1,328,516)   (159,489)     (2,717,382)   (1,363,954)
----------   ------     ------------  -----------  ------------  -----------  -----------   ---------     -----------   ------------
        --    2,691      (14,539,209)  (1,411,997)  (17,767,945)  (5,294,601)  (2,069,171)   (165,256)     (2,795,516)   (1,575,533)
----------   ------     ------------  -----------  ------------  -----------  -----------   ---------     -----------   ------------
$1,592,929   $2,725     $(13,119,913) $  (212,812) $(13,111,099) $(3,636,495) $(1,854,893)  $  29,274     $(2,276,295)  $(1,123,307)
==========   ======     ============  ===========  ============  ===========  ===========   =========     ===========


                                   Franklin
             Putnam VT  Putnam VT  Mutual                     Templeton  Templeton
OCC          Growth and Health     Shares     Franklin        Growth     International
Accumulation Income     Sciences   Securities Small Cap       Securities Securities
Managed      Class IB   Class IB   Class 2    Class 2         Class 2    Class 2
Subaccount   Subaccount Subaccount Subaccount Subaccount      Subaccount Subaccount
---------------------------------------------------------------------------------------
$ 151,405    $   --     $  --      $ 175,729  $    50,576     $  63,838  $   114,137
       --        --        --        590,804           --       572,844      897,677
  (90,097)      (10)      (13)      (108,276)    (104,502)      (39,638)     (40,041)
       --        (5)      (24)            --          (24)           (5)          --
       (5)       (5)       (5)          (569)        (143)           (7)          (6)
       (5)       (5)       (5)          (178)         (80)           (5)        (182)
       --        --        --            (11)          (7)           (9)          (8)
       --        (5)       (5)       (18,338)      (9,276)       (3,668)     (12,828)
       --        (5)       (9)        (9,174)      (1,691)       (2,118)        (857)
       --        (5)       (5)        (1,203)         (15)           (6)         (14)
       --        (6)       (6)           (15)          (6)           (6)          (6)
       --        --        --            (11)          (7)           (9)          (8)
       --        (6)      (58)       (30,529)     (75,216)       (6,172)     (11,653)
       --        (5)       (5)        (7,284)      (5,820)         (544)      (2,931)
       --        (5)       (5)          (240)         (29)          (30)          (9)
       --        (6)       (6)           (72)          (7)           (6)          (6)
       --       (23)      (40)            --         (104)           (5)          --
       --        (5)       (5)            --           (6)           (6)          --
       --        (6)       (6)            --           (6)           (6)          --
       --        (6)       (6)            --           (6)           (6)          --
---------    ------     -----      ---------  -----------     ---------  -----------
   61,298      (108)     (203)       590,633     (146,369)      584,436      943,265
   (1,227)       17         1        (81,985)    (287,247)      (25,124)  (1,552,147)
 (466,941)    1,915       951       (501,522)  (1,459,819)     (621,270)     141,541
---------    ------     -----      ---------  -----------     ---------  -----------
 (468,168)    1,932       952       (583,507)  (1,747,066)     (646,394)  (1,410,606)
---------    ------     -----      ---------  -----------     ---------  -----------
$(406,870)   $1,824      $749      $   7,126  $(1,893,435)    $ (61,958) $  (467,341)
=========    ======     =====      =========  ===========     =========  ===========

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

For the Years Ended December 31, 2000 and 2001


                                                                       AIM V.I.                   AIM V.I.
                                                                       Capital      AIM V.I.      International AIM V.I.
                                                                       Appreciation Growth        Equity        Value
                                                                       Subaccount   Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                          $        --  $ 24,439,722  $ 10,773,093  $ 44,209,413
Changes From Operations:
.. Net investment income (loss)                                             258,656       765,701     1,050,075     2,483,297
.. Net realized gain (loss) on investments                                  (26,739)      538,893     1,109,745       (20,590)
.. Net change in unrealized appreciation or depreciation on investments  (2,206,507)  (11,353,850)   (7,544,060)  (15,384,110)
                                                                       -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         (1,974,590)  (10,049,256)   (5,384,240)  (12,921,403)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                    14,220,529    31,861,582    29,135,396    57,227,923
.. Terminated contracts and transfers to annuity reserves                  (294,416)   (8,521,721)  (15,353,911)  (12,070,212)
                                                                       -----------  ------------  ------------  ------------
                                                                        13,926,113    23,339,861    13,781,485    45,157,711
 Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                   2,000       (78,408)        2,000        51,679
.. Annuity Payments                                                              --        (4,860)           --        (4,146)
.. Receipt (reimbursement) of mortality guarantee adjustments                    --           148            --           (67)
                                                                       -----------  ------------  ------------  ------------
                                                                             2,000       (83,120)        2,000        47,466
                                                                       -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS  13,928,113    23,256,741    13,783,485    45,205,177
                                                                       -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 11,953,523    13,207,485     8,399,245    32,283,774
                                                                       -----------  ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2000                                         11,953,523    37,647,207    19,172,338    76,493,187
Changes From Operations:
.. Net investment income (loss)                                           1,130,338      (363,062)      294,094       582,554
.. Net realized gain (loss) on investments                                 (646,205)   (2,885,569)  (10,305,036)   (1,949,803)
.. Net change in unrealized appreciation or depreciation on investments  (4,254,483)  (10,611,576)    5,523,178   (10,398,467)
                                                                       -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         (3,770,350)  (13,860,207)   (4,487,764)  (11,765,716)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                    11,583,031    10,584,637    96,425,545    30,747,141
.. Terminated contracts and transfers to annuity reserves                (2,987,238)   (6,792,937)  (95,887,251)  (16,360,365)
                                                                       -----------  ------------  ------------  ------------
                                                                         8,595,793     3,791,700       538,294    14,386,776
 Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                  (1,196)      (17,762)       (1,308)       (1,478)
.. Annuity Payments                                                              --        (1,010)           --        (3,181)
.. Receipt (reimbursement) of mortality guarantee adjustments                    --             1            --             7
                                                                       -----------  ------------  ------------  ------------
                                                                            (1,196)      (18,771)       (1,308)       (4,652)
                                                                       -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS   8,594,597     3,772,929       536,986    14,382,124
                                                                       -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  4,824,247   (10,087,278)   (3,950,778)    2,616,408
                                                                       -----------  ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2001                                        $16,777,770  $ 27,559,929  $ 15,221,560  $ 79,109,595
                                                                       ===========  ============  ============  ============
                                                                       AFIS
                                                                       Growth-      AFIS          Deutsche      Deutsche
                                                                       Income       International VIT EAFE      VIT Equity
                                                                       Class 2      Class 2       Equity Index  500 Index
                                                                       Subaccount   Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                          $        --  $         --  $         --  $ 46,394,987
Changes From Operations:
.. Net investment income (loss)                                             (73,132)      (69,214)           --      (823,060)
.. Net realized gain (loss) on investments                                   (2,898)       (6,145)           --       388,007
.. Net change in unrealized appreciation or depreciation on investments     734,239    (3,614,136)           --    (6,495,211)
                                                                       -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            658,209    (3,689,495)           --    (6,930,264)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                    19,345,090    23,197,487            --    40,007,221
.. Terminated contracts and transfers to annuity reserves                (1,149,145)     (744,940)           --   (13,331,879)
                                                                       -----------  ------------  ------------  ------------
                                                                        18,195,945    22,452,547            --    26,675,342
 Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                   2,000        49,136            --       (67,635)
.. Annuity Payments                                                              --          (346)           --        (7,952)
.. Receipt (reimbursement) of mortality guarantee adjustments                    --            --            --           (70)
                                                                       -----------  ------------  ------------  ------------
                                                                             2,000        48,790            --       (75,657)
                                                                       -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS  18,197,945    22,501,337            --    26,599,685
                                                                       -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 18,856,154    18,811,842            --    19,669,421
                                                                       -----------  ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2000                                         18,856,154    18,811,842            --    66,064,408
Changes From Operations:
.. Net investment income (loss)                                           4,971,343     6,900,780           (82)     (300,692)
.. Net realized gain (loss) on investments                                  (46,709)  (14,212,367)           --    (1,149,412)
.. Net change in unrealized appreciation or depreciation on investments  (4,281,955)    2,008,033         1,101    (8,088,887)
                                                                       -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            642,679    (5,303,554)        1,019    (9,538,991)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                    72,367,894    95,833,371        20,531    24,374,540
.. Terminated contracts and transfers to annuity reserves                (8,717,579)  (77,182,899)           --   (14,353,179)
                                                                       -----------  ------------  ------------  ------------
                                                                        63,650,315    18,650,472        20,531    10,021,361
 Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                  (2,138)      (32,045)           --        (1,578)
.. Annuity Payments                                                              --        (2,697)           --        (6,886)
.. Receipt (reimbursement) of mortality guarantee adjustments                    --            --            --           (10)
                                                                       -----------  ------------  ------------  ------------
                                                                            (2,138)      (34,742)           --        (8,474)
                                                                       -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS  63,648,177    18,615,730        20,531    10,012,887
                                                                       -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 64,290,856    13,312,176        21,550       473,896
                                                                       -----------  ------------  ------------  ------------
NET ASSETS AT DECEMBER 31, 2001                                        $83,147,010  $ 32,124,018  $     21,550  $ 66,538,304
                                                                       ===========  ============  ============  ============

See accompanying notes.

           AIM V.I.                    AVPSF                      AVPSF         AVPSF                       AFIS
AIM V.I.   International AIM V.I.      Growth and   AVPSF         Premier       Small Cap    AVPSF          Global      AFIS
Growth     Equity        Value         Income       Growth        Growth        Value        Technology     Small Cap   Growth
Class II   Class II      Class II      Class B      Class B       Class B       Class B      Class B        Class 2     Class 2
Subaccount Subaccount    Subaccount    Subaccount   Subaccount    Subaccount    Subaccount   Subaccount     Subaccount  Subaccount
------------------------------------------------------------------------------------------------------------------------------------
$     --    $       --   $        --  $        --  $        --   $        --   $       --   $         --   $        -- $         --
      --            --            --       78,594      126,622        72,555           --        227,295       (18,798)    (175,199)
      --            --            --       (1,176)     (75,157)      (12,096)          --        (61,498)      (34,472)      26,439
      --            --            --      437,807     (580,582)   (1,913,730)          --     (6,343,503)   (1,515,058)  (2,890,611)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --            --      515,225     (529,117)   (1,853,271)          --     (6,177,706)   (1,568,328)  (3,039,371)
      --            --            --   12,938,731    4,772,078    14,792,662           --     24,173,980    10,041,252   49,933,653
      --            --            --     (630,229)    (880,683)     (328,184)          --     (1,661,061)     (540,036)  (6,725,100)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --            --   12,308,502    3,891,395    14,464,478           --     22,512,919     9,501,216   43,208,553
      --            --            --        2,000        2,000        49,136           --         42,382         2,000      186,269
      --            --            --           --           --          (346)          --           (541)           --       (3,378)
      --            --            --           --           --            --           --             (4)           --        3,451
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --            --        2,000        2,000        48,790           --         41,837         2,000      186,342
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --            --   12,310,502    3,893,395    14,513,268           --     22,554,756     9,503,216   43,394,895
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --            --   12,825,727    3,364,278    12,659,997           --     16,377,050     7,934,888   40,355,524
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --            --   12,825,727    3,364,278    12,659,997           --     16,377,050     7,934,888   40,355,524
      (9)          590         3,559    1,010,063      673,618       776,335         (257)     1,182,544       527,147   16,362,194
       --           --            --     (173,486)    (143,397)     (448,067)         445     (1,757,952)     (585,257)    (705,467)
   2,032           691         1,995   (1,909,905)  (1,754,961)   (4,079,263)       8,988     (4,877,210)   (1,092,443) (27,282,959)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
   2,023         1,281         5,554   (1,073,328)  (1,224,740)   (3,750,995)       9,176     (5,452,618)   (1,150,553) (11,626,232)
  69,143        25,330       377,515   51,143,345    5,130,800    18,908,163      214,249     11,804,581     6,027,184   72,325,669
     (16)           --           (17)  (7,465,819)    (607,490)   (3,340,915)      (9,852)    (4,361,840)   (2,165,179)  (9,746,666)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
  69,127        25,330       377,498   43,677,526    4,523,310    15,567,248      204,397      7,442,741     3,862,005   62,579,003
      --            --            --       53,381       (1,216)      (31,090)          --        (18,178)       (1,382)      40,144
      --            --            --       (1,407)          --        (2,672)          --         (2,204)           --       (7,873)
      --            --            --          (31)          --            --           --              1            --           10
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --            --       51,943       (1,216)      (33,762)          --        (20,381)       (1,382)      32,281
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
  69,127        25,330       377,498   43,729,469    4,522,094    15,533,486      204,397      7,422,360     3,860,623   62,611,284
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
  71,150        26,611       383,052   42,656,141    3,297,354    11,782,491      213,573      1,969,742     2,710,070   50,985,052
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
$ 71,150    $   26,611   $   383,052  $55,481,868  $ 6,661,632   $24,442,488   $  213,573   $ 18,346,792   $10,644,958 $ 91,340,576
 ========   ==========   ===========  ===========  ===========   ===========   ==========   ============   =========== ============
                         Liberty
Deutsche   Liberty       Colonial     DGPF         DGPF                        DGPF         DGPF                       DGPF
VIT Small  Colonial      Newport      Growth and   High          DGPF          Emerging     International  DGPF        Select
Cap Index  US Stock      Tiger        Income       Yield         Devon         Markets      Equity         REIT        Growth
Subaccount Subaccount    Subaccount   Subaccount   Subaccount    Subaccount    Subaccount   Subaccount     Subaccount  Subaccount
------------------------------------------------------------------------------------------------------------------------------------
$     --    $4,440,154   $ 3,055,537  $ 7,717,353  $ 6,094,919   $ 8,910,919   $1,345,501   $  3,630,087   $   710,935 $         --
      --       601,537       (20,978)     791,296      126,481        (4,869)       6,339         59,870         6,855       39,154
      --        (7,822)       25,828     (738,231)    (174,299)     (445,291)      (5,939)       (11,996)       56,408     (434,013)
      --      (435,244)   (1,192,538)   1,306,925   (1,328,338)     (511,825)    (551,753)       (59,586)      436,900   (3,059,315)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --       158,471    (1,187,688)   1,359,990   (1,376,156)     (961,985)    (551,353)       (11,712)      500,163   (3,454,174)
      --     2,147,457     6,145,491   11,385,656    4,420,375     2,640,034    1,542,625     14,112,576     3,524,384   20,485,577
      --      (752,050)   (1,189,793)  (8,387,390)  (1,552,726)   (5,120,579)    (541,629)   (15,345,454)   (1,125,437)  (6,602,007)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --     1,395,407     4,955,698    2,998,266    2,867,649    (2,480,545)   1,000,996     (1,232,878)    2,398,947   13,883,570
      --            --       106,646        2,842        7,673        22,425           --             --       110,561       35,352
      --            --        (9,530)      (4,968)        (634)       (2,408)          --             --        (2,210)        (259)
      --            --         2,427          114        1,188          (105)          --             --         2,469           --
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --        99,543       (2,012)       8,227        19,912           --             --       110,820       35,093
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --     1,395,407     5,055,241    2,996,254    2,875,876    (2,460,633)   1,000,996     (1,232,878)    2,509,767   13,918,663
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --     1,553,878     3,867,553    4,356,244    1,499,720    (3,422,618)     449,643     (1,244,590)    3,009,930   10,464,489
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --     5,994,032     6,923,090   12,073,597    7,594,639     5,488,301    1,795,144      2,385,497     3,720,865   10,464,489
   3,292       749,506       (39,968)    (163,793)     702,477       (30,471)     (19,354)       207,197        13,159     (149,772)
       4       (66,752)   (1,306,569)      13,056     (591,525)     (278,616)    (137,291)       (94,219)      106,147     (876,943)
   4,236      (804,975)     (103,613)    (547,647)    (692,336)     (196,376)     167,920       (445,040)      343,780   (1,940,970)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
   7,532      (122,221)   (1,450,150)    (698,384)    (581,384)     (505,463)      11,275       (332,062)      463,086   (2,967,685)
  87,891       420,986     7,245,275    5,650,931    4,807,246       216,257    1,161,658        180,984     6,241,251    6,798,631
      --      (592,240)   (6,950,158)  (2,206,316)  (2,749,853)   (1,189,917)    (992,414)      (537,770)   (2,038,163)  (2,399,691)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
  87,891      (171,254)      295,117    3,444,615    2,057,393      (973,660)     169,244       (356,786)    4,203,088    4,398,940
      --            --        (1,346)          --           --            --           --             --        39,941      (19,522)
      --            --        (9,561)      (5,165)        (652)       (1,982)          --             --        (7,058)      (1,854)
      --            --         2,614          369          126            36           --             --            63           --
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
      --            --        (8,293)      (4,796)        (526)       (1,946)          --             --        32,946      (21,376)
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
  87,891      (171,254)      286,824    3,439,819    2,056,867      (975,606)     169,244       (356,786)    4,236,034    4,377,564
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
  95,423      (293,475)   (1,163,326)   2,741,435    1,475,483    (1,481,069)     180,519       (688,848)    4,699,120    1,409,879
 --------   ----------   -----------  -----------  -----------   -----------   ----------   ------------   ----------- ------------
 $95,423    $5,700,557   $ 5,759,764  $14,815,032  $ 9,070,122   $ 4,007,232   $1,975,663   $  1,696,649   $ 8,419,985 $ 11,874,368
 ========   ==========   ===========  ===========  ===========   ===========   ==========   ============   =========== ============

Lincoln Life Variable Annuity Account N

For the Years Ended December 31, 2000 and 2001

                                                                                                                 DGPF
                                                                       DGPF          DGPF                        Emerging
                                                                       Small Cap     Social        DGPF          Markets
                                                                       Value         Awareness     Trend         Service Class
                                                                       Subaccount    Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                          $  3,137,058  $  7,254,297  $ 16,014,244   $        --
Changes From Operations:
.. Net investment income (loss)                                               38,432       (89,358)    1,092,369          (131)
.. Net realized gain (loss) on investments                                   (13,319)      162,209       496,871           (56)
.. Net change in unrealized appreciation or depreciation on investments      963,405      (914,798)  (10,699,659)       (1,672)
                                                                       ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             988,518      (841,947)   (9,110,419)       (1,859)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                      4,511,618     3,575,119    57,710,938        38,871
.. Terminated contracts and transfers to annuity reserves                 (1,468,681)   (2,406,040)  (11,109,544)       (1,135)
                                                                       ------------  ------------  ------------   -----------
                                                                          3,042,937     1,169,079    46,601,394        37,736
Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                       --            --       216,138         2,000
.. Annuity Payments                                                               --            --       (14,397)           --
.. Receipt (reimbursement) of mortality guarantee adjustments                     --            --         3,902            --
                                                                       ------------  ------------  ------------   -----------
                                                                                 --            --       205,643         2,000
                                                                       ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    3,042,937     1,169,079    46,807,037        39,736
                                                                       ------------  ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   4,031,455       327,132    37,696,618        37,877
                                                                       ------------  ------------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2000                                           7,168,513     7,581,429    53,710,862        37,877
Changes From Operations:
.. Net investment income (loss)                                              (67,068)      517,996      (660,499)       (4,724)
.. Net realized gain (loss) on investments                                   122,539      (277,571)   (3,367,370)      (15,751)
.. Net change in unrealized appreciation or depreciation on investments    1,177,050    (1,054,260)   (5,150,685)        5,823
                                                                       ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           1,232,521      (813,835)   (9,178,554)      (14,652)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                     11,393,825       947,852    19,312,753       936,642
.. Terminated contracts and transfers to annuity reserves                 (3,039,948)   (1,708,409)  (13,659,927)     (416,504)
                                                                       ------------  ------------  ------------   -----------
                                                                          8,353,877      (760,557)    5,652,826       520,138
 Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                       --            --       (23,571)         (857)
.. Annuity Payments                                                               --            --       (12,959)           --
.. Receipt (reimbursement) of mortality guarantee adjustments                     --            --         2,872            --
                                                                       ------------  ------------  ------------   -----------
                                                                                 --            --       (33,658)         (857)
                                                                       ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    8,353,877      (760,557)    5,619,168       519,281
                                                                       ------------  ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   9,586,398    (1,574,392)   (3,559,386)      504,629
                                                                       ------------  ------------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2001                                        $ 16,754,911  $  6,007,037  $ 50,151,476   $   542,506
                                                                       ============  ============  ============   ===========


                                                                                                   Fidelity VIP  Fidelity VIP
                                                                       Fidelity      Fidelity      Equity Income Growth
                                                                       VIP           VIP           Service       Service
                                                                       Growth        Overseas      Class 2       Class 2
                                                                       Subaccount    Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                          $ 38,110,866  $  8,924,638  $         --   $        --
Changes From Operations:
.. Net investment income (loss)                                            3,951,082       904,869        (1,388)      (13,452)
.. Net realized gain (loss) on investments                                   181,715       211,050             2       (10,751)
.. Net change in unrealized appreciation or depreciation on investments  (12,544,449)   (3,596,159)       24,410      (359,206)
                                                                       ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          (8,411,652)   (2,480,240)       23,024      (383,409)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                     41,537,117    17,511,978       875,201     5,411,019
.. Terminated contracts and transfers to annuity reserves                (12,024,308)  (12,240,733)       (1,135)      (89,911)
                                                                       ------------  ------------  ------------   -----------
                                                                         29,512,809     5,271,245       874,066     5,321,108
Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                  163,004       342,940         2,000         2,000
.. Annuity Payments                                                          (34,350)      (30,027)           --            --
.. Receipt (reimbursement) of mortality guarantee adjustments                  6,722         9,313            --            --
                                                                       ------------  ------------  ------------   -----------
                                                                            135,376       322,226         2,000         2,000
                                                                       ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS   29,648,185     5,593,471       876,066     5,323,108
                                                                       ------------  ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  21,236,533     3,113,231       899,090     4,939,699
                                                                       ------------  ------------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2000                                          59,347,399    12,037,869       899,090     4,939,699
Changes From Operations:
.. Net investment income (loss)                                            3,194,540     1,317,335        15,140       236,005
.. Net realized gain (loss) on investments                                (2,805,211)   (2,766,454)      (64,751)      (68,216)
.. Net change in unrealized appreciation or depreciation on investments  (12,039,425)   (1,104,753)      (92,145)   (1,339,961)
                                                                       ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         (11,650,096)   (2,553,872)     (141,756)   (1,172,172)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                     13,141,545     5,209,492     6,024,088     5,032,910
.. Terminated contracts and transfers to annuity reserves                (10,981,010)   (6,560,081)   (1,290,279)     (424,146)
                                                                       ------------  ------------  ------------   -----------
                                                                          2,160,535    (1,350,589)    4,733,809     4,608,764
 Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                   19,711            --        (1,035)         (686)
.. Annuity Payments                                                          (29,927)      (29,975)           --            --
.. Receipt (reimbursement) of mortality guarantee adjustments                  7,443         8,218            --            --
                                                                       ------------  ------------  ------------   -----------
                                                                             (2,773)      (21,757)       (1,035)         (686)
                                                                       ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    2,157,762    (1,372,346)    4,732,774     4,608,078
                                                                       ------------  ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (9,492,334)   (3,926,218)    4,591,018     3,435,906
                                                                       ------------  ------------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2001                                        $ 49,855,065  $  8,111,651  $  5,490,108   $ 8,375,605
                                                                       ============  ============  ============   ===========

See accompanying notes.


DGPF Growth     DGPF High      DGPF           DGPF Select     DGPF          DGPF Social   DGPF           DGPF U.S.
and Income      Yield          REIT           Growth          Small Cap     Awareness     Trend          Growth
Service Class   Service Class  Service Class  Service Class   Service Class Service Class Service Class  Service Class
Subaccount      Subaccount     Subaccount     Subaccount      Subaccount    Subaccount    Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------------------
$         --     $        --    $        --     $       --     $       --     $      --    $        --   $         --

         398          (1,948)        (4,698)        (6,906)        (4,056)       (1,194)       (24,361)            --
       6,788             (76)            36           (437)           (11)      (11,537)        (2,902)            --
       9,815         (20,262)        98,414       (446,786)        89,216        (9,026)    (1,298,729)            --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
      17,001         (22,286)        93,752       (454,129)        85,149       (21,757)    (1,325,992)            --

     476,995         887,712      1,446,196      2,441,864      1,159,216       464,335      9,360,112             --
     (85,893)        (26,203)        (2,214)       (12,174)        (2,877)     (158,895)      (111,468)            --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
     391,102         861,509      1,443,982      2,429,690      1,156,339       305,440      9,248,644             --

       2,000           2,000          2,000          2,000          2,000         2,000          2,000             --
          --              --             --             --             --            --             --             --
          --              --             --             --             --            --             --             --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
       2,000          2,000          2,000          2,000          2,000         2,000          2,000              --
 ------------    -----------    -----------     ----------     ----------     ---------    -----------   ------------
     393,102        863,509      1,445,982      2,431,690      1,158,339       307,440      9,250,644              --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
     410,103        841,223      1,539,734      1,977,561      1,243,488       285,683      7,924,652              --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
     410,103         841,223      1,539,734      1,977,561      1,243,488       285,683      7,924,652             --

     (25,215)        143,586         (4,123)       (45,678)       (46,203)       23,907       (160,999)           (88)
     (26,899)        (85,341)        24,470       (196,684)         4,534        (5,464)      (241,537)            --
     (39,057)       (262,531)       247,019       (427,698)       534,253       (82,895)    (1,036,560)         2,732
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
     (91,171)       (204,286)       267,366       (670,060)       492,584       (64,452)    (1,439,096)         2,644

   2,876,051       5,965,607      4,892,002      3,106,207      7,179,412       659,930      7,944,048         16,205
    (468,007)     (1,241,528)    (1,125,830)      (647,055)      (913,796)      (27,061)    (1,544,200)            --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
   2,408,044       4,724,079      3,766,172      2,459,152      6,265,616       632,869      6,399,848         16,205

      (1,105)           (853)        (1,167)          (560)        (1,261)         (785)          (622)            --
          --              --             --             --             --            --             --             --
          --              --             --             --             --            --             --             --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
      (1,105)          (853)        (1,167)          (560)        (1,261)         (785)          (622)             --
 ------------    -----------    -----------     ----------     ----------     ---------    -----------   ------------
   2,406,939      4,723,226      3,765,005      2,458,592      6,264,355       632,084      6,399,226          16,205
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
   2,315,768      4,518,940      4,032,371      1,788,532      6,756,939       567,632      4,960,130          18,849
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
$  2,725,871     $ 5,360,163    $ 5,572,105     $3,766,093     $8,000,427     $ 853,315    $12,884,782   $     18,849
===============  ===========    ===========     ==========     ==========     =========    ===========   ============

                                              Fidelity        Janus                       Janus
                Fidelity VIP   Fidelity       VIP III         Aspen Series  Janus         Aspen Series
Fidelity VIP    Contrafund     VIP III        Growth          Aggressive    Aspen Series  Worldwide      Kemper
Overseas        Service        Growth         Opportunities   Growth        Balanced      Growth         Small Cap
Service Class 2 Class 2        Opportunities  Service Class 2 Service Class Service Class Service Class  Growth
Subaccount      Subaccount     Subaccount     Subaccount      Subaccount    Subaccount    Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------------------
$         --     $        --    $18,901,884     $       --     $       --     $      --    $        --   $  5,918,527

      (9,272)             --      1,220,152         (1,170)            --            --             --        679,184
         (73)             --       (448,044)           (26)            --            --             --      1,071,817
     (97,738)             --     (4,982,381)       (29,057)            --            --             --     (2,939,399)
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
    (107,083)             --     (4,210,273)       (30,253)            --            --             --     (1,188,398)

   2,948,361              --     14,310,509        453,648             --            --             --     14,148,400
        (246)             --     (7,964,672)           (80)            --            --             --    (12,285,894)
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
   2,948,115              --      6,345,837        453,568             --            --             --      1,862,506

       2,000              --        540,859          2,000             --            --             --             --
          --              --        (44,762)            --             --            --             --             --
          --                         14,371             --             --            --             --             --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
       2,000             --        510,468          2,000             --            --             --              --
 ------------    -----------    -----------     ----------     ----------     ---------    -----------   ------------
   2,950,115             --      6,856,305        455,568             --            --             --       1,862,506
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
   2,843,032             --      2,646,032        425,315             --            --             --         674,108
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
   2,843,032              --     21,547,916        425,315             --            --             --      6,592,635

     318,002            (417)      (178,504)        (7,670)           (95)        1,708            (80)       604,585
    (999,787)              3     (1,315,023)       (10,544)            --             1             --     (1,136,692)
     142,746           7,670     (1,776,332)       (62,343)         2,353         1,385          3,772     (1,325,382)
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
    (539,039)          7,256     (3,269,859)       (80,557)         2,258         3,094          3,692     (1,857,489)

  47,200,689         276,345      2,600,367        572,788         52,851       243,095         75,302        713,664
 (46,386,253)            (79)    (4,364,670)      (254,907)            --            --             --     (2,081,698)
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
     814,436         276,266     (1,764,303)       317,881         52,851       243,095         75,302     (1,368,034)

        (706)             --        (24,108)          (720)            --            --             --             --
          --              --        (45,915)            --             --            --             --             --
          --              --         11,769             --             --            --             --             --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
        (706)            --        (58,254)          (720)            --            --             --              --
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
     813,730        276,266     (1,822,557)       317,161         52,851       243,095         75,302      (1,368,034)
 ------------    -----------    -----------     ----------     ----------     ---------    -----------   ------------
     274,691        283,522     (5,092,416)       236,604         55,109       246,189         78,994      (3,225,523)
---------------  -----------    -----------     ----------     ----------     ---------    -----------   ------------
$  3,117,723    $   283,522    $16,455,500     $  661,919     $   55,109     $ 246,189    $    78,994    $  3,367,112
===============  ===========    ===========     ==========     ==========     =========    ===========   ============

               Fidelity VIP
Dreyfus        Equity
Small Cap      Income
Subaccount     Subaccount
-----------------------------
$ 3,849,870    $15,591,295

  2,636,851      1,020,977
    222,727       (221,564)
 (2,308,162)     1,383,358
-----------    -----------
    551,416      2,182,771

  3,796,482     19,544,037
 (2,126,999)    (8,083,747)
-----------    -----------
  1,669,483     11,460,290

         --        (51,153)
         --         (4,823)
         --            215
-----------    -----------
         --      (55,761)
-----------    -----------
  1,669,483   11,404,529
-----------    -----------
  2,220,899   13,587,300
-----------    -----------
  6,070,769     29,178,595

    219,206      1,417,303
   (780,539)      (263,904)
     62,678     (3,175,132)
-----------    -----------
   (498,655)    (2,021,733)

    218,723     12,281,953
 (1,853,972)    (6,140,101)
-----------    -----------
 (1,635,249)     6,141,852

         --             --
         --         (3,819)
         --            326
-----------    -----------
         --       (3,493)
-----------    -----------
 (1,635,249)   6,138,359
-----------    -----------
 (2,133,904)   4,116,626
-----------    -----------
$ 3,936,865    $33,295,221
===========    ===========



Kemper         LN
Government     Aggressive
Securities     Growth
Subaccount     Subaccount
-----------------------------
$12,138,350    $        --

    724,915             --
    (27,835)            --
    663,256             --
-----------    -----------
  1,360,336             --

  4,900,816             --
 (2,268,573)            --
-----------    -----------
  2,632,243             --

         --             --
         --             --
         --             --
-----------    -----------
         --           --
-----------    -----------
  2,632,243           --
-----------    -----------
  3,992,579           --
-----------    -----------
 16,130,929             --

    530,151            (90)
     84,847             --
    415,387          3,976
-----------    -----------
  1,030,385          3,886

  3,850,801         16,207
 (2,543,081)            --
-----------    -----------
  1,307,720         16,207

         --             --
         --             --
         --             --
-----------    -----------
         --           --
-----------    -----------
  1,307,720       16,207
-----------    -----------
  2,338,105       20,093
-----------    -----------
$18,469,034  $    20,093
===========    ===========

Lincoln Life Variable Annuity Account N

For the Years Ended December 31, 2000 and 2001

                                                                                                  LN
                                                                                     LN           Global
                                                                       LN            Capital      Asset      LN
                                                                       Bond          Appreciation Allocation International
                                                                       Subaccount    Subaccount   Subaccount Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                          $ 12,130,290    $     --    $    --    $        --
Changes From Operations:
.. Net investment income (loss)                                            1,165,072          --         --             --
.. Net realized gain (loss) on investments                                   (80,389)         --         --             --
.. Net change in unrealized appreciation or depreciation on investments      808,073          --         --             --
                                                                       ------------    --------    -------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           1,892,756          --         --             --
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                     18,476,399          --         --             --
.. Terminated contracts and transfers to annuity reserves                 (4,734,581)         --         --             --
                                                                       ------------    --------    -------    -----------
                                                                         13,741,818          --         --             --
Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                    2,000          --         --             --
.. Annuity Payments                                                               --          --         --             --
.. Receipt (reimbursement) of mortality guarantee adjustments                     --          --         --             --
                                                                       ------------    --------    -------    -----------
                                                                              2,000          --         --             --
                                                                       ------------    --------    -------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS   13,743,818          --         --             --
                                                                       ------------    --------    -------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  15,636,574          --         --             --
                                                                       ------------    --------    -------    -----------
NET ASSETS AT DECEMBER 31, 2000                                          27,766,864          --         --             --
Changes From Operations:
.. Net investment income (loss)                                            2,883,778         (95)       (14)            74
.. Net realized gain (loss) on investments                                   404,251          --         --             --
.. Net change in unrealized appreciation or depreciation on investments      301,807       2,770      1,703          1,647
                                                                       ------------    --------    -------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           3,589,836       2,675      1,689          1,721
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                     94,557,715      21,252     16,104         19,928
.. Terminated contracts and transfers to annuity reserves                (33,390,114)         --         --             --
                                                                       ------------    --------    -------    -----------
                                                                         61,167,601      21,252     16,104         19,928
 Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                   (2,262)         --         --             --
.. Annuity Payments                                                               --          --         --             --
.. Receipt (reimbursement) of mortality guarantee adjustments                     --          --         --             --
                                                                       ------------    --------    -------    -----------
                                                                             (2,262)         --         --             --
                                                                       ------------    --------    -------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS   61,165,339      21,252     16,104         19,928
                                                                       ------------    --------    -------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  64,755,175      23,927     17,793         21,649
                                                                       ------------    --------    -------    -----------
NET ASSETS AT DECEMBER 31, 2001                                        $ 92,522,039    $ 23,927    $17,793    $    21,649
                                                                       ============    ========    =======    ===========

                                                                       MFS                                   OCC
                                                                       Capital       NB AMT                  Accumulation
                                                                       Opportunities Mid-Cap      NB AMT     Global
                                                                       Service Class Growth       Regency    Equity
                                                                       Subaccount    Subaccount   Subaccount Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                          $         --    $     --    $    --    $ 3,693,453
Changes From Operations:
.. Net investment income (loss)                                                   --          --         --        490,579
.. Net realized gain (loss) on investments                                        --          --         --        (88,338)
.. Net change in unrealized appreciation or depreciation on investments           --          --         --       (188,342)
                                                                       ------------    --------    -------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  --          --         --        213,899
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                             --          --         --      2,632,660
.. Terminated contracts and transfers to annuity reserves                         --          --         --     (1,319,790)
                                                                       ------------    --------    -------    -----------
                                                                                 --          --         --      1,312,870
Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                       --          --         --             --
.. Annuity Payments                                                               --          --         --             --
.. Receipt (reimbursement) of mortality guarantee adjustments                     --          --         --             --
                                                                       ------------    --------    -------    -----------
                                                                                 --          --         --             --
                                                                       ------------    --------    -------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS           --          --         --      1,312,870
                                                                       ------------    --------    -------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          --          --         --      1,526,769
                                                                       ------------    --------    -------    -----------
NET ASSETS AT DECEMBER 31, 2000                                                  --          --         --      5,220,222
Changes From Operations:
.. Net investment income (loss)                                                 (166)       (158)      (165)        (8,903)
.. Net realized gain (loss) on investments                                         1         470          1       (192,304)
.. Net change in unrealized appreciation or depreciation on investments        4,329       4,009      5,609       (555,434)
                                                                       ------------    --------    -------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               4,164       4,321      5,445       (756,641)
Changes From Unit Transactions:
 Accumulation Units:
.. Contract purchases                                                         95,750     111,307     87,592        263,882
.. Terminated contracts and transfers to annuity reserves                         --      (9,859)        --       (980,250)
                                                                       ------------    --------    -------    -----------
                                                                             95,750     101,448     87,592       (716,388)
 Annuity Reserves:
.. Transfer from accumulation units and between subaccounts                       --          --         --             --
.. Annuity Payments                                                               --          --         --             --
.. Receipt (reimbursement) of mortality guarantee adjustments                     --          --         --             --
                                                                       ------------    --------    -------    -----------
                                                                                 --          --         --             --
                                                                       ------------    --------    -------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       95,750     101,448     87,592       (716,388)
                                                                       ------------    --------    -------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      99,914     105,769     93,037     (1,473,029)
                                                                       ------------    --------    -------    -----------
NET ASSETS AT DECEMBER 31, 2001                                        $     99,914    $105,769    $93,037    $ 3,747,193
                                                                       ============    ========    =======    ===========

See accompanying notes.

                                                                               MFS           MFS
LN            LN         MFS           MFS                                    Emerging      Total         MFS           MFS
Money         Social     Emerging      Total       MFS           MFS         Growth        Return        Utilities     Research
Market        Awareness  Growth        Return      Utilities     Research    Service Class Service Class Service Class Service Class
Subaccount    Subaccount Subaccount    Subaccount  Subaccount    Subaccount  Subaccount    Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------------------------------
$  17,840,534  $    --   $ 23,706,866  $13,097,460  $ 16,876,713  $ 8,152,016  $        --   $        --   $        --   $       --
      949,610       --      1,379,991      551,434     1,860,317      526,185      (14,708)       (6,791)       (9,496)      (8,765)
           --       --         84,204      (32,095)       77,434       44,061       (2,448)           15          (882)         (96)
           --       --    (10,556,386)   2,440,547      (908,387)  (1,738,971)    (612,899)      112,412         3,076     (238,404)
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
      949,610       --     (9,092,191)   2,959,886     1,029,364   (1,168,725)    (630,055)      105,636        (7,302)    (247,265)
  117,693,062       --     27,391,731   13,901,385    31,155,467    8,844,743    5,027,006     2,469,570     3,132,600    3,352,576
  (97,520,945)      --     (5,010,674)  (3,974,780)   (3,321,755)  (1,081,995)     (17,590)      (17,545)      (31,390)      (2,552)
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
   20,172,117       --     22,381,057    9,926,605    27,833,712    7,762,748    5,009,416     2,452,025     3,101,210    3,350,024
        2,000       --        165,472       25,367            --       47,110        2,000         2,000         2,000        2,000
           --       --        (10,899)      (2,466)       (5,204)      (3,862)          --            --            --           --
           --       --          2,169          (44)          263          (70)          --            --            --           --
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
        2,000       --        156,742       22,857        (4,941)      43,178        2,000         2,000         2,000        2,000
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
   20,174,117       --     22,537,799    9,949,462    27,828,771    7,805,926    5,011,416     2,454,025     3,103,210    3,352,024
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
   21,123,727       --     13,445,608   12,909,348    28,858,135    6,637,201    4,381,361     2,559,661     3,095,908    3,104,759
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
   38,964,261       --     37,152,474   26,006,808    45,734,848   14,789,217    4,381,361     2,559,661     3,095,908    3,104,759
    1,592,929       34      1,419,296    1,199,185     4,656,846    1,658,106      214,278       194,530       519,221      452,226
           --       --     (2,941,693)      57,051    (2,093,464)    (690,782)    (740,655)       (5,767)      (78,134)    (211,579)
           --    2,691    (11,597,516)  (1,469,048)  (15,674,481)  (4,603,819)  (1,328,516)     (159,489)   (2,717,382)  (1,363,954)
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
    1,592,929    2,725    (13,119,913)    (212,812)  (13,111,099)  (3,636,495)  (1,854,893)       29,274    (2,276,295)  (1,123,307)
  397,804,048   20,346      6,121,926   22,693,604    19,940,694    5,445,089    3,492,157    14,202,352    10,684,362    4,251,655
 (308,163,329)      --     (6,747,407)  (5,768,576)  (13,919,582)  (2,701,293)  (1,536,708)   (1,212,124)   (1,128,319)    (710,736)
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
   89,640,719   20,346       (625,481)  16,925,028     6,021,112    2,743,796    1,955,449    12,990,228     9,556,043    3,540,919
       (2,088)      --        (34,943)          --            --           --         (539)       (1,098)         (823)        (697)
           --       --         (9,385)      (2,633)       (4,464)      (2,852)          --            --            --           --
           --       --          1,875            6           329            6           --            --            --           --
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
       (2,088)      --        (42,453)      (2,627)       (4,135)      (2,846)        (539)       (1,098)         (823)        (697)
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
   89,638,631   20,346       (667,934)  16,922,401     6,016,977    2,740,950    1,954,910    12,989,130     9,555,220    3,540,222
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
   91,231,560   23,071    (13,787,847)  16,709,589    (7,094,122)    (895,545)     100,017    13,018,404     7,278,925    2,416,915
-------------  -------   ------------  -----------  ------------  -----------  -----------   -----------   -----------   -----------
 $130,195,821  $23,071   $ 23,364,627  $42,716,397  $ 38,640,726  $13,893,672  $ 4,481,378   $15,578,065   $10,374,833   $5,521,674
=============  =======   ============  ===========  ============  ===========  ===========   ===========   ===========   ===========


               Putnam                Franklin
               VT Growth  Putnam VT  Mutual                    Templeton   Templeton
OCC            and        Health     Shares       Franklin     Growth      International
Accumulation   Income     Sciences   Securities   Small Cap    Securities  Securities
Managed        Class IB   Class IB   Class 2      Class 2      Class 2     Class 2
Subaccount     Subaccount Subaccount Subaccount   Subaccount   Subaccount  Subaccount
-----------------------------------------------------------------------------------------
$  5,496,311    $    --    $     --  $        --  $        --  $       --  $         --
     493,292         --          --       (4,000)     129,561      95,027       166,331
    (175,278)        --          --        9,321      (36,389)    (27,383)     (167,650)
     195,189         --          --      151,739   (2,113,661)     20,867        (1,455)
------------    -------    --------  -----------  -----------  ----------  ------------
     513,203         --          --      157,060   (2,020,489)     88,511        (2,774)
   3,003,236         --          --    2,363,237   14,103,979   2,497,280     7,849,181
  (2,129,918)        --          --     (322,448)  (1,195,943)   (729,220)   (5,417,251)
------------    -------    --------  -----------  -----------  ----------  ------------
     873,318         --          --    2,040,789   12,908,036   1,768,060     2,431,930
          --         --          --        2,000        2,000       2,000         2,000
      (3,985)        --          --           --           --          --            --
         220         --          --           --           --          --            --
------------    -------    --------  -----------  -----------  ----------  ------------
      (3,765)        --          --        2,000        2,000       2,000         2,000
------------    -------    --------  -----------  -----------  ----------  ------------
     869,553         --          --    2,042,789   12,910,036   1,770,060     2,433,930
------------    -------    --------  -----------  -----------  ----------  ------------
   1,382,756         --          --    2,199,849   10,889,547   1,858,571     2,431,156
------------    -------    --------  -----------  -----------  ----------  ------------
   6,879,067         --          --    2,199,849   10,889,547   1,858,571     2,431,156

      61,298       (108)       (203)     590,633     (146,369)    584,436       943,265
      (1,227)        17           1      (81,985)    (287,247)    (25,124)   (1,552,147)
    (466,941)     1,915         951     (501,522)  (1,459,819)   (621,270)      141,541
------------    -------    --------  -----------  -----------  ----------  ------------
    (406,870)     1,824         749        7,126   (1,893,435)    (61,958)     (467,341)
     239,030     66,790     106,846   24,400,521   10,075,977   3,911,687    53,409,879
    (796,870)      (597)         --   (2,563,049)  (1,740,991)   (333,981)  (49,184,280)
------------    -------    --------  -----------  -----------  ----------  ------------
    (557,840)    66,193     106,846   21,837,472    8,334,986   3,577,706     4,225,599
          --         --          --       37,575       (1,282)     (2,018)       (1,716)
      (4,061)        --          --         (965)          --          --            --
         345         --          --           25           --          --            --
------------    -------    --------  -----------  -----------  ----------  ------------
      (3,716)        --          --       36,635       (1,282)     (2,018)       (1,716)
------------    -------    --------  -----------  -----------  ----------  ------------
    (561,556)    66,193     106,846   21,874,107    8,333,704   3,575,688     4,223,883
------------    -------    --------  -----------  -----------  ----------  ------------
    (968,426)    68,017     107,595   21,881,233    6,440,269   3,513,730     3,756,542
------------    -------    --------  -----------  -----------  ----------  ------------
$  5,910,641    $68,017    $107,595  $24,081,082  $17,329,816  $5,372,301  $  6,187,698
============    =======    ========  ===========  ===========  ==========  ============

Lincoln Life Variable Annuity Account N

Notes to financial statements


1. Accounting Policies and Account Information

The Variable Account:
Lincoln Life Variable Annuity Account N (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of seven products. The available contracts are as follows:

..  Lincoln Choice Plus
..  Lincoln Choice Plus II
..  Lincoln Choice Plus Access
..  Lincoln Choice Plus Access II
..  Lincoln Choice Plus Bonus
..  Lincoln Choice Plus Bonus II
..  Lincoln Choice Plus L-Share

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments:
The assets of the Variable Account are divided into variable sub-accounts each of which is invested in shares of eighty-one mutual funds (the Funds) of eighteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Capital Appreciation Fund
  AIM V.I. Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund
  AIM V.I. Growth Class II Fund
  AIM V.I. International Equity Class II Fund
  AIM V.I. Value Class II Fund

Alliance Variable Products Series Fund (AVPSF):
  AVPSF Growth and Income Class B Fund
  AVPSF Growth Class B Fund
  AVPSF Premier Growth Class B Fund
  AVPSF Small Cap Value Class B Fund
  AVPSF Technology Class B Fund

American Funds Insurance Series (AFIS):
  AFIS Global Small Cap Class 2 Fund
  AFIS Growth Class 2 Fund
  AFIS Growth-Income Class 2 Fund
  AFIS International Class 2 Fund

Deutsche Asset Management VIT Funds Trust (Deutsche   VIT):
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Equity 500 Index Fund
  Deutsche VIT Small Cap Index Fund

Liberty Variable Investment Trust (Liberty):
  Liberty Colonial US Stock Fund
  Liberty Colonial Newport Tiger Fund

Delaware Group Premium Fund (DGPF):
  DGPF Growth and Income Series
  DGPF High Yield Series
  DGPF Devon Series
  DGPF Emerging Markets Series
  DGPF International Equity Series
  DGPF REIT Series
  DGPF Select Growth Series
  DGPF Small Cap Value Series
  DGPF Social Awareness Series
  DGPF Trend Series
  DGPF Emerging Markets Service Class Series
  DGPF Growth and Income Service Class Series
  DGPF High Yield Service Class Series
  DGPF REIT Service Class Series
  DGPF Select Growth Service Class Series
  DGPF Small Cap Service Class Series
  DGPF Social Awareness Service Class Series
  DGPF Trend Service Class Series
  DGPF U.S. Growth Service Class Series

Dreyfus Variable Investment Fund (Dreyfus):
  Dreyfus Small Cap Portfolio

Fidelity Variable Insurance Products Fund (Fidelity VIP)
  Fidelity VIP Equity Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP Equity Income Service Class 2 Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Overseas Service Class 2 Portfolio

Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
  Fidelity VIP II Contrafund Service Class 2 Portfolio

Fidelity Variable Insurance Products Fund III (Fidelity VIP III):
  Fidelity VIP III Growth Opportunities Portfolio
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio

Lincoln Life Variable Annuity Account N

Janus Aspen Series:
  Janus Aspen Series Aggressive Growth Service Class   Portfolio
  Janus Aspen Series Balanced Service Class Portfolio
  Janus Aspen Series Worldwide Growth Service Class   Portfolio

Investors Fund Series (Kemper):
  Kemper Small Cap Growth Portfolio
  Kemper Government Securities Portfolio

Lincoln National (LN):
  LN Aggressive Growth Fund
  LN Bond Fund
  LN Capital Appreciation Fund
  LN Global Asset Allocation Fund
  LN International Fund
  LN Money Market Fund
  LN Social Awareness Fund

MFS Variable Insurance Trust (MFS):
  MFS Emerging Growth Series
  MFS Total Return Series
  MFS Utilities Series
  MFS Research Series
  MFS Emerging Growth Service Class Series
  MFS Total Return Service Class Series
  MFS Utilities Service Class Series
  MFS Research Service Class Series
  MFS Capital Opportunities Service Class Series

Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Regency Portfolio

OCC Accumulation Trust (OCC Accumulation):
  OCC Accumulation Global Equity Portfolio
  OCC Accumulation Managed Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth and Income Class IB Fund
  Putnam VT Health Sciences Class IB Fund

Franklin Templeton Variable Insurance Products Trust:
  Franklin Mutual Shares Securities Class 2 Fund
  Franklin Small Cap Class 2 Fund
  Templeton Growth Securities Class 2 Fund
  Templeton International Securities Class 2 Fund

Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves:
Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.


2. Mortality and Expense Guarantees and Other Transactions with Affiliate Amounts are paid to the Company for mortality and expense guarantees at a percentage of each portfolio's average daily net assets within the Variable Account. The rates are as follows for the seven contract types:

..  Lincoln Choice Plus and Choice Plus II at a daily rate of .0038356% (1.40%
   on an annual basis)
..  Lincoln Choice Plus II at a daily rate of .0042466% (1.55% on an annual basis)
..  Lincoln Choice Plus and Choice Plus II at a daily rate of .0043836% (1.60%
   on an annual basis)
.. Lincoln Choice Plus and Choice Plus II at a daily rate of .0045205% (1.65% on an annual basis)

..  Lincoln Choice Plus Access at a daily rate of .0038356% (1.40% on an annual basis)
..  Lincoln Choice Plus Access and Choice Plus II Access at a daily rate of
   .0045205% (1.65% on an annual basis)
..  Lincoln Choice Plus Access and Choice Plus II Access at a daily rate of
   .0049315% (1.80% on an annual basis)
..  Lincoln Choice Plus Access and Choice Plus II Access at a daily rate of
   .0050685% (1.85% on an annual basis)
..  Lincoln Choice Plus Access and Choice Plus II Access at a daily rate of
   .0052055% (1.90% on an annual basis)

Lincoln Life Variable Annuity Account N

2. Mortality and Expense Guarantees and Other Transactions with Affiliate (continued)
..  Lincoln Choice Plus Bonus at a daily rate of .0038356% (1.40% on an annual basis)
..  Lincoln Choice Plus Bonus and Choice Plus II Bonus at a daily rate of
   .0043836% (1.60% on an annual basis)
..  Lincoln Choice Plus Bonus and Choice Plus II Bonus at a daily rate of
   .0047945% (1.75% on an annual basis)
..  Lincoln Choice Plus Bonus and Choice Plus II Bonus at a daily rate of
   .0049315% (1.80% on an annual basis)
..  Lincoln Choice Plus Bonus and Choice Plus II Bonus at a daily rate of
   .0050685% (1.85% on an annual basis)
..  Lincoln Choice Plus L-Share at a daily rate of .0046575% (1.70% on an annual basis)
..  Lincoln Choice Plus L-Share at a daily rate of .0050685% (1.85% on an annual basis)
..  Lincoln Choice Plus L-Share at a daily rate of .0052055% (1.90% on an annual basis)
.. Lincoln Choice Plus L-Share at a daily rate of .0053425% (1.95% on an annual basis)

In addition, amounts retained by the Company for processing sales of annuity contracts for contract charges and surrender charges for the year ended December 31, 2001 totaled $1,639,617.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln Life Variable Annuity Account N

3. Unit Values
A summary of unit values, units outstanding, and net assets for variable annuity contracts at December 31 follows. Mortality and expense rates (fee rates) listed below are annualized rates.

                                                                 1998        1999       2000        2001
                                                                 Unit Value  Unit Value Unit Value  Unit Value
---------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  Lincoln Choice Plus (1.40% Fee Rate)                             $   --      $   --     $ 8.35(2)   $ 6.31
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       11.72(5)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       12.13(6)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)        --          --       7.93(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                          --          --       7.92(2)     5.98
  Lincoln Choice Plus Access (1.80% Fee Rate)                          --          --       7.92(2)     5.96
  Lincoln Choice Plus Access (1.85% Fee Rate)                          --          --         --       10.99(4)
  Lincoln Choice Plus Access (1.90% Fee Rate)                          --          --         --       12.13(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       7.93(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                           --          --       7.86(3)     5.93
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                           --          --       7.92(2)     5.97
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                           --          --         --       12.13(6)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                           --          --         --       12.13(6)
AIM V.I. Growth Fund
  Lincoln Choice Plus (1.40% Fee Rate)                              11.11(1)    14.82      11.62        7.57
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)            11.11(1)    14.82      11.62        7.57
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       10.68(5)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       11.13(6)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)        --          --       7.37(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                          --          --       7.36(2)     4.79
  Lincoln Choice Plus Access (1.80% Fee Rate)                          --          --       7.36(2)     4.78
  Lincoln Choice Plus Access (1.85% Fee Rate)                          --          --         --       10.16(4)
  Lincoln Choice Plus Access (1.90% Fee Rate)                          --          --         --       11.13(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       7.37(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                           --          --       7.29(3)     4.74
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                           --          --       7.36(2)     4.78
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                           --          --         --       11.13(6)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                           --          --         --       11.13(6)
AIM V.I. International Equity Fund
  Lincoln Choice Plus (1.40% Fee Rate)                              10.28(1)    15.71      11.40        8.60
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       10.62(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       10.62(6)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)        --          --       8.02(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                          --          --       8.04(2)     6.05
  Lincoln Choice Plus Access (1.80% Fee Rate)                          --          --       8.04(2)     6.04
  Lincoln Choice Plus Access (1.85% Fee Rate)                          --          --         --        9.95(4)
  Lincoln Choice Plus Access (1.90% Fee Rate)                          --          --         --       10.61(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       8.05(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                           --          --       8.09(3)     6.09
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                           --          --       8.04(2)     6.04
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                           --          --         --        9.95(4)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                           --          --         --       10.62(6)
AIM V.I. Value Fund
  Lincoln Choice Plus (1.40% Fee Rate)                              10.94(1)    14.00      11.79       10.16
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)            10.94(1)    14.00      11.79       10.16
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       10.57(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       11.32(6)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)        --          --       8.50(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                          --          --       8.49(2)     7.30
  Lincoln Choice Plus Access (1.80% Fee Rate)                          --          --       8.48(2)     7.28
  Lincoln Choice Plus Access (1.85% Fee Rate)                          --          --         --       10.56(4)
  Lincoln Choice Plus Access (1.90% Fee Rate)                          --          --         --       11.31(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       8.50(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                           --          --       8.39(3)     7.22
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                           --          --       8.48(2)     7.29
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                           --          --         --       10.56(4)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                           --          --         --       11.31(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000        2001
                                                                                    Unit Value Unit Value Unit Value  Unit Value
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                              $--        $--       $   --      $11.14(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --       11.13(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --       11.13(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --       11.13(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --         --           --       11.62(7)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --         --           --       11.62(7)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --         --           --       11.12(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --         --           --       11.61(7)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --         --           --       11.13(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --         --           --       11.62(7)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --         --           --       11.12(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --         --           --       11.12(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       11.13(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       11.12(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       11.12(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       11.12(6)
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --           --       10.62(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --       10.62(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --       10.61(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --       10.61(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --         --           --       11.23(7)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --         --           --       11.23(7)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --         --           --       10.61(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --         --           --       11.22(7)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --         --           --       10.61(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --         --           --       11.23(7)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --         --           --       10.61(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --         --           --       10.61(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       10.61(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       10.61(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       10.61(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       10.60(6)
AIM V.I. Value Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --           --       11.32(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --       11.32(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --       11.32(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --       11.32(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --         --           --       11.32(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --         --           --       11.84(7)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --         --           --       11.31(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --         --           --       11.84(7)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --         --           --       11.32(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --         --           --       11.84(7)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --         --           --       11.31(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --         --           --       11.31(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       11.31(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       11.31(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       11.31(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       11.31(6)
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               --         --        12.49(2)    12.33
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             --         --        12.49(2)    12.33
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               --         --           --       11.32(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --         --           --       10.35(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --         --           --       11.32(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --         --        10.48(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --        10.47(2)    10.32
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --        10.47(2)    10.30
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --           --       10.34(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --           --       11.31(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000        2001
                                                                                    Unit Value Unit Value Unit Value  Unit Value
---------------------------------------------------------------------------------------------------------------------------------
AVPSF Growth and Income Class B Fund (continued)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)      $--        $--       $10.48(2)   $   --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --        10.46(3)    10.31
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --        10.47(2)    10.30
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --           --       10.34(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --           --       11.31(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       11.32(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       11.32(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       11.31(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       11.31(6)
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  --         --         8.65(2)     6.51
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --         --           --       11.97(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --         --           --       11.97(6)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         --         --         8.05(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           --         --         8.04(2)     6.04
  Lincoln Choice Plus Access (1.80% Fee Rate)                                           --         --         8.03(2)     6.02
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           --         --           --       10.89(4)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --         --           --       11.96(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                          --         --         8.05(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            --         --         8.00(3)     6.01
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                            --         --         8.04(2)     6.03
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                            --         --           --       10.89(4)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            --         --           --       11.97(6)
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               --         --         8.94(2)     7.28
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             --         --         8.94(2)     7.28
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               --         --           --       11.96(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --         --           --       11.01(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --         --           --       11.95(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --         --         7.74(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --         7.73(2)     6.28
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --         7.73(2)     6.27
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --           --       11.00(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --           --       11.94(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --         --         7.74(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --         7.68(3)     6.24
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --         7.73(2)     6.27
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --           --       11.95(6)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --           --       11.95(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       11.95(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       11.95(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       11.95(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       11.95(6)
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --           --       11.88(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --       11.88(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --       11.88(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --       11.87(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --         --           --       11.87(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --         --           --       11.87(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --         --           --       11.87(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --         --           --       11.87(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --         --           --       11.88(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --         --           --       11.87(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --         --           --       11.87(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --         --           --       11.87(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       11.87(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       11.87(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       11.87(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       11.87(6)
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               --         --         6.96(2)     5.12
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             --         --         6.96(2)     5.12

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000        2001
                                                                                    Unit Value Unit Value Unit Value  Unit Value
---------------------------------------------------------------------------------------------------------------------------------
AVPSF Technology Class B Fund (continued)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                              $--        $ --      $   --      $12.88(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --          --          --       12.88(6)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --          --          --       12.87(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --          --        6.65(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --          --        6.64(2)     4.87
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --          --        6.64(2)     4.86
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --          --          --       11.55(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --          --          --       12.87(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --          --        6.65(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --          --        6.55(3)     4.81
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --          --        6.64(2)     4.86
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --          --          --       11.55(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --          --          --       12.87(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --          --          --       12.88(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --          --          --       12.87(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --          --          --       12.87(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --          --          --       12.87(6)
AFIS Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               --          --        6.92(2)     5.95
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               --          --          --       12.51(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --          --          --       11.13(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --          --          --       12.50(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --          --        8.25(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --          --        8.24(2)     7.07
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --          --        8.24(2)     7.05
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --          --          --       12.50(6)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --          --          --       12.49(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --          --        8.25(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --          --        8.29(3)     7.11
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --          --        8.24(2)     7.06
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --          --          --       11.13(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --          --          --       12.50(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --          --          --       12.51(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --          --          --       12.50(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --          --          --       12.50(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --          --          --       12.50(6)
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               --          --        9.69(2)     7.82
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             --          --        9.69(2)     7.82
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               --          --          --       12.32(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --          --          --       10.82(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --          --          --       12.31(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --          --        8.98(2)       --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --          --        8.97(2)     7.22
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --          --        8.97(2)     7.21
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --          --          --       10.81(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --          --          --       12.31(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --          --        8.98(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --          --        8.89(3)     7.16
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --          --        8.97(2)     7.21
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --          --          --       10.81(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --          --          --       12.31(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --          --          --       12.32(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --          --          --       12.31(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --          --          --       12.31(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --          --          --       12.31(6)
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               --          --       11.28(2)    11.41
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               --          --          --       11.32(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --          --          --       10.53(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --          --          --       11.31(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998        1999       2000       2001
                                                                                    Unit Value  Unit Value Unit Value Unit Value
--------------------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Class 2 Fund (continued)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)    $   --      $   --   $10.45(2)  $   --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --    10.44(2)   10.53
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --    10.43(2)   10.51
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --       --      10.53(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --       --      11.31(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --    10.45(2)      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --    10.43(3)   10.53
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --    10.43(2)   10.51
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --       --      10.53(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --       --      11.31(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --       --      11.31(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --       --      11.31(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --       --      11.31(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --       --      11.31(6)
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --          --     6.84(2)    5.41
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)               --          --     6.84(2)    5.41
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --          --       --      10.85(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --          --       --      10.22(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          --       --      10.84(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --     7.84(2)      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --     7.83(2)    6.17
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --     7.82(2)    6.16
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --       --      10.22(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --       --      10.83(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --     7.84(2)      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --     7.86(3)    6.20
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --     7.83(2)    6.16
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --       --      10.22(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --       --      10.84(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --       --      10.84(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --       --      10.84(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --       --      10.84(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --       --      10.83(6)
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --       --      10.61(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --       --      10.60(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --       --      10.60(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --       --      10.60(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --          --       --      10.60(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --          --       --      10.59(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --          --       --      10.59(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --          --       --      10.59(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --          --       --      10.60(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --          --       --      10.60(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --          --       --      10.60(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --          --       --      10.59(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --       --      10.60(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --       --      10.59(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --       --      10.59(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --       --      10.59(6)
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              10.35(1)    12.30    11.01       9.53
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)            10.35(1)    12.30    11.01       9.53
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --          --       --      11.29(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --          --       --      10.49(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          --       --      11.28(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --     9.00(2)      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --     8.99(2)    7.76
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --     8.98(2)    7.75
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --       --      11.28(6)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --       --      11.27(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --     9.00(2)      --

Lincoln Life Variable Annuity Account N

                                                                 1998        1999       2000        2001
                                                                 Unit Value  Unit Value Unit Value  Unit Value
---------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund (continued)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)    $   --      $   --     $ 8.93(3)   $ 7.72
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)        --          --       8.98(2)     7.75
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)        --          --         --       10.48(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)        --          --         --       11.27(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                      --          --         --       11.28(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                      --          --         --       11.28(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                      --          --         --       11.27(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                      --          --         --       11.27(6)
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                              --          --         --       12.12(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                              --          --         --       12.12(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                              --          --         --       12.12(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                              --          --         --       12.12(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                       --          --         --       12.12(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                       --          --         --       12.11(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                       --          --         --       12.11(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                       --          --         --       12.11(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                        --          --         --       12.12(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                        --          --         --       12.11(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                        --          --         --       12.11(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                        --          --         --       12.11(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                      --          --         --       12.12(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                      --          --         --       12.11(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                      --          --         --       12.11(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                      --          --         --       12.11(6)
Liberty Colonial US Stock Fund
  Lincoln Choice Plus (1.40% Fee Rate)                              10.40(1)    11.44      11.69       11.45
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       10.74(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       10.74(6)
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                               9.92(1)    16.44      13.68       10.99
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             9.92(1)    16.44      13.68       10.99
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       10.57(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       12.01(6)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)        --          --       8.26(2)       --
  Lincoln Choice Plus Access (1.65% Fee Rate)                          --          --       8.25(2)     6.62
  Lincoln Choice Plus Access (1.80% Fee Rate)                          --          --       8.25(2)     6.60
  Lincoln Choice Plus Access (1.85% Fee Rate)                          --          --         --       11.92(5)
  Lincoln Choice Plus Access (1.90% Fee Rate)                          --          --         --       12.00(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       8.26(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                           --          --       8.25(2)     6.62
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                           --          --       8.25(2)     6.61
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                           --          --         --       12.00(6)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                           --          --         --       12.00(6)
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                              10.02(1)     9.58      10.52        9.97
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)            10.02(1)     9.58      10.52        9.97
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       10.33(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       11.10(6)
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                               9.97(1)     9.58       7.90        7.47
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             9.97(1)     9.58       7.90        7.47
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       10.33(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       10.33(6)
DGPF Devon Series
  Lincoln Choice Plus (1.40% Fee Rate)                              10.31(1)     9.14       7.95        7.12
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)            10.31(1)     9.14       7.95        7.12
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       11.48(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       11.48(6)
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                               9.27(1)    13.55      10.21       10.60
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --         --       11.48(5)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --         --       11.42(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000       2001
                                                                                    Unit Value Unit Value Unit Value Unit Value
-------------------------------------------------------------------------------------------------------------------------------
DGPF International Equity Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              $10.15(1)  $11.57     $11.47     $ 9.86
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --         --         --      10.96(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --         --         --      10.96(6)
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               10.12(1)    9.72      12.59      13.50
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                             10.12(1)    9.72      12.59      13.50
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --         --         --      10.73(5)
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --         --         --      10.71(6)
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  --         --       7.22(2)    5.43
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --         --       7.22(2)    5.43
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --         --         --      12.22(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --         --         --      12.22(6)
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               10.49(1)    9.84      11.47      12.65
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --         --         --      10.99(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --         --         --      11.80(6)
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               10.66(1)   11.87      10.61       9.46
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --         --         --      11.54(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --         --         --      11.53(6)
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               10.85(1)   18.24      16.75      13.98
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                             10.85(1)   18.24      16.75      13.98
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --         --         --      11.35(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --         --         --      12.79(6)
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         --         --       8.27(2)    8.58
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           --         --       8.26(2)    8.54
  Lincoln Choice Plus Access (1.80% Fee Rate)                                           --         --       8.26(2)    8.53
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           --         --         --      11.42(6)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --         --         --      11.42(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                          --         --       8.27(2)      --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            --         --       8.25(3)    8.54
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                            --         --       8.26(2)    8.54
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                            --         --         --      10.42(4)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            --         --         --      11.42(6)
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --         --      11.11(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --         --      11.10(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --         --      11.10(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --         --      11.10(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --         --      11.57(2)   10.95
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --      11.56(2)   10.91
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --      11.55(2)   10.89
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --         --      10.31(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --         --      11.09(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --         --      11.57(2)      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --      11.52(3)   10.88
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --      11.55(2)   10.89
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --         --      10.31(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --         --      11.09(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --         --      11.10(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --         --      11.09(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --         --      11.09(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --         --      11.09(6)
DGPF High Yield Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --         --      10.32(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --         --      10.31(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --         --      10.31(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --         --      10.31(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000        2001
                                                                                    Unit Value Unit Value Unit Value  Unit Value
---------------------------------------------------------------------------------------------------------------------------------
DGPF High Yield Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     $--        $--       $ 8.97(2)   $ 8.46
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --         8.96(2)     8.43
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --         8.95(2)     8.41
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --           --        9.94(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --           --       10.30(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --         --         8.97(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --         8.96(3)     8.43
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --         8.95(2)     8.41
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --           --        9.94(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --           --       10.30(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       10.31(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       10.30(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       10.30(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       10.30(6)
DGPF REIT Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --           --       10.71(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --       10.71(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --       10.71(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --       10.70(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --         --        10.72(2)    11.49
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --        10.70(2)    11.44
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --        10.70(2)    11.42
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --           --       10.38(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --           --       10.70(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --         --        10.72(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --        10.68(3)    11.42
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --        10.70(2)    11.43
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --           --       10.38(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --           --       10.70(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       10.70(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       10.70(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       10.70(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       10.70(6)
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         --         --         7.52(2)     5.64
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           --         --         7.51(2)     5.62
  Lincoln Choice Plus Access (1.80% Fee Rate)                                           --         --         7.51(2)     5.61
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           --         --           --       12.22(6)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --         --           --       12.22(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                          --         --         7.52(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            --         --         7.51(2)     5.63
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                            --         --         7.51(2)     5.61
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                            --         --           --       10.98(4)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            --         --           --       12.22(6)
DGPF Small Cap Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --           --       11.81(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --       11.80(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --       11.80(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --       11.80(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --         --        11.86(2)    13.05
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --        11.84(2)    13.01
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --        11.83(2)    12.98
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --           --       10.98(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --           --       11.79(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --         --        11.86(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --        11.77(3)    12.94
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --        11.84(2)    12.99
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --           --       10.98(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --           --       11.79(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       11.80(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       11.79(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       11.79(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       11.79(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998        1999       2000
                                                                                    Unit Value  Unit Value Unit Value
-----------------------------------------------------------------------------------------------------------------------
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                       $   --      $   --     $ 8.80(2)
  Lincoln Choice Plus Access (1.65% Fee Rate)                                             --          --       8.79(2)
  Lincoln Choice Plus Access (1.80% Fee Rate)                                             --          --       8.79(2)
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             --          --         --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --          --         --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --          --       8.80(2)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                              --          --       8.79(2)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                              --          --       8.79(2)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              --          --         --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              --          --         --
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --       7.77(2)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --       7.76(2)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --       7.76(2)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       7.77(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --       7.76(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --       7.76(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --         --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --         --
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --         --
Dreyfus Small Cap Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.71(1)    13.01      14.54
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --         --
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --         --
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.10(1)    10.59      11.32
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.10(1)    10.59      11.32
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --         --
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --         --
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.60(1)    14.36      12.60
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.60(1)    14.36      12.60
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --         --
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --         --

                                                                                    2001
                                                                                    Unit Value
-----------------------------------------------------------------------------------------------
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                       $ 7.84
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           7.81
  Lincoln Choice Plus Access (1.80% Fee Rate)                                           7.79
  Lincoln Choice Plus Access (1.85% Fee Rate)                                          11.53(6)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                          11.53(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            7.82
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                            7.80
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                           11.53(6)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                           11.53(6)
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                              12.80(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                              12.79(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                              12.79(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                              12.79(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      6.48
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        6.45
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        6.44
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                       12.21(5)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                       12.78(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         6.46
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         6.45
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                        11.34(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                        12.78(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      12.79(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      12.79(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      12.79(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      12.78(6)
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                              11.65(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                              11.65(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                              11.65(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                              11.64(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                       11.64(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                       11.64(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                       11.64(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                       11.63(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                        11.64(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                        11.64(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                        11.64(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                        11.64(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      11.64(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      11.64(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      11.63(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      11.63(6)
Dreyfus Small Cap Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 13.46
  Lincoln Choice Plus (1.60% Fee Rate)                                                 11.68(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                 11.68(6)
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.61
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.61
  Lincoln Choice Plus (1.60% Fee Rate)                                                 10.30(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                                 11.11(6)
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.24
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.24
  Lincoln Choice Plus (1.60% Fee Rate)                                                 11.43(5)
  Lincoln Choice Plus (1.65% Fee Rate)                                                 11.78(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998        1999       2000
                                                                                    Unit Value  Unit Value Unit Value
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                $10.11(1)   $14.21     $11.33
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.11(1)    14.21      11.33
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --         --
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --         --
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --      10.87(2)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --      10.86(2)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --      10.85(2)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --      10.87(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --      10.86(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --      10.86(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --         --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --         --
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --       8.37(2)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --       8.36(2)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --       8.35(2)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       8.37(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --       8.36(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --       8.36(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --         --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --         --
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --       8.61(2)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --       8.60(2)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --       8.59(2)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       8.61(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --       8.60(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --       8.60(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --         --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --         --

                                                                                    2001
                                                                                    Unit Value
-----------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                $ 8.81
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                8.81
  Lincoln Choice Plus (1.60% Fee Rate)                                                 10.87(5)
  Lincoln Choice Plus (1.65% Fee Rate)                                                 10.90(6)
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                              11.11(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                              11.10(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                              11.10(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                              11.10(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     10.16
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       10.12
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                       10.10
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                       10.28(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                       11.09(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                        10.13
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                        10.11
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                        10.29(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                        11.09(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      11.10(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      11.09(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      11.09(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      11.09(6)
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                              11.78(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                              11.78(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                              11.78(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                              11.77(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      6.78
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        6.75
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        6.74
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                       10.69(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                       11.76(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         6.76
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         6.74
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                        10.69(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                        11.77(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      11.77(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      11.77(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      11.77(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      11.77(6)
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                              10.91(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                              10.90(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                              10.90(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                              10.90(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      6.69
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        6.67
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        6.65
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                       10.90(6)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                       10.89(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         6.67
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         6.66
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                        10.90(6)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                        10.89(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      10.90(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      10.90(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      10.89(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      10.89(6)

Lincoln Life Variable Annuity Account N

                                                                 1998        1999       2000       2001
                                                                 Unit Value  Unit Value Unit Value Unit Value
--------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                          $   --      $   --     $  --      $10.95(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                              --          --        --       10.94(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                              --          --        --       10.94(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                              --          --        --       10.94(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                       --          --        --       10.94(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                       --          --        --       10.93(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                       --          --        --       10.93(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                       --          --        --       10.93(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                        --          --        --       10.94(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                        --          --        --       10.94(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                        --          --        --       10.94(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                        --          --        --       10.93(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                      --          --        --       10.94(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                      --          --        --       10.93(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                      --          --        --       10.93(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                      --          --        --       10.93(6)
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                              10.39(1)    10.68      8.73        7.37
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)            10.39(1)    10.68      8.73        7.37
  Lincoln Choice Plus (1.60% Fee Rate)                                 --          --        --       11.35(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                 --          --        --       11.35(6)
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio                              --
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)        --          --      8.49(2)     7.14
  Lincoln Choice Plus Access (1.65% Fee Rate)                          --          --      8.48(2)     7.12
  Lincoln Choice Plus Access (1.80% Fee Rate)                          --          --      8.48(2)     7.11
  Lincoln Choice Plus Access (1.85% Fee Rate)                          --          --        --       11.34(6)
  Lincoln Choice Plus Access (1.90% Fee Rate)                          --          --        --       11.33(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)         --          --      8.49(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                           --          --      8.49(2)     7.13
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                           --          --      8.48(2)     7.11
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                           --          --        --       11.34(6)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                           --          --        --       11.33(6)
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                              --          --        --       11.39(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                              --          --        --       11.39(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                              --          --        --       11.39(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                              --          --        --       11.39(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                       --          --        --       11.39(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                       --          --        --       11.38(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                       --          --        --       11.38(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                       --          --        --       11.38(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                        --          --        --       11.39(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                        --          --        --       11.38(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                        --          --        --       11.38(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                        --          --        --       11.38(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                      --          --        --       11.38(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                      --          --        --       11.38(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                      --          --        --       11.38(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                      --          --        --       11.38(6)
Janus Aspen Series Balanced Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                              --          --        --       10.67(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                              --          --        --       10.66(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                              --          --        --       10.66(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                              --          --        --       10.66(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                       --          --        --       10.66(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                       --          --        --       10.66(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                       --          --        --       10.66(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                       --          --        --       10.65(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                        --          --        --       10.66(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                        --          --        --       10.66(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                        --          --        --       10.66(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998        1999       2000
                                                                                    Unit Value  Unit Value Unit Value
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Service Class Portfolio (continued)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                       $   --      $   --     $   --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --         --
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --         --
Kemper Small Cap Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 11.01(1)    14.60      12.86
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --         --
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --         --
Kemper Government Securities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.03(1)     9.96      10.90
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --         --
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --         --
LN Aggressive Growth Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --         --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --          --         --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --          --         --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --         --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --         --
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              10.09(1)     9.63      10.53
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --          --         --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --          --         --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          --         --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --      10.62(2)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --      10.61(2)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --      10.60(2)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --      10.62(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --      10.61(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --      10.60(2)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --         --

                                                                                    2001
                                                                                    Unit Value
-----------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Service Class Portfolio (continued)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                       $10.66(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      10.66(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      10.66(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      10.65(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      10.65(6)
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                              11.52(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                              11.51(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                              11.51(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                              11.51(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                       11.51(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                       11.51(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                       11.51(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                       11.50(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                        11.51(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                        11.51(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                        11.51(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                        11.50(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      11.51(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      11.51(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      11.50(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      11.50(6)
Kemper Small Cap Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  9.03
  Lincoln Choice Plus (1.60% Fee Rate)                                                 12.22(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                 12.22(6)
Kemper Government Securities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 11.55
  Lincoln Choice Plus (1.60% Fee Rate)                                                 10.02(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                 10.02(6)
LN Aggressive Growth Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                              12.42(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                              12.42(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                              12.42(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                              12.41(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                       12.41(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                       12.41(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                       12.41(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                       12.41(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                        12.42(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                        12.41(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                        12.41(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                        12.41(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      12.41(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      12.41(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      12.41(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      12.40(6)
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              11.33
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                              10.12(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                              10.10(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                              10.12(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       11.39
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                       11.36
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                       10.09(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                       10.11(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                        11.40
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                        11.37
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                        10.09(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                        10.11(6)

Lincoln Life Variable Annuity Account N

                                                           1998        1999       2000       2001
                                                           Unit Value  Unit Value Unit Value Unit Value
--------------------------------------------------------------------------------------------------------
LN Bond Fund (continued)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)            $   --      $   --     $   --     $10.12(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --         --      10.11(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --         --      10.11(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --         --      10.11(6)
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                        --          --         --      11.63(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                        --          --         --      11.63(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                        --          --         --      11.62(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                        --          --         --      11.62(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --         --      11.62(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --         --      11.62(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --         --      11.62(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --         --      11.61(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --         --      11.62(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --         --      11.62(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --         --      11.62(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --         --      11.62(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --         --      11.62(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --         --      11.62(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --         --      11.62(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --         --      11.61(6)
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                        --          --         --      10.98(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                        --          --         --      10.97(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                        --          --         --      10.97(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                        --          --         --      10.97(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --         --      11.38(7)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --         --      11.38(7)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --         --      10.96(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --         --      11.37(7)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --         --      10.97(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --         --      11.38(7)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --         --      10.97(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --         --      10.96(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --         --      10.97(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --         --      10.96(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --         --      10.96(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --         --      10.96(6)
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                        --          --         --      11.03(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                        --          --         --      11.03(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                        --          --         --      11.03(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                        --          --         --      11.03(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --         --      11.03(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --         --      11.02(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --         --      11.02(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --         --      11.02(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --         --      11.03(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --         --      11.02(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --         --      11.02(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --         --      11.02(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --         --      11.03(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --         --      11.02(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --         --      11.02(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --         --      11.02(6)
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)     10.03(1)    10.36      10.84      11.12
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)        --          --         --      10.03(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)        --          --         --      10.03(4)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)        --          --         --      10.02(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998        1999       2000       2001
                                                                                    Unit Value  Unit Value Unit Value Unit Value
--------------------------------------------------------------------------------------------------------------------------------
LN Money Market Fund (continued)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)    $   --      $   --   $10.22(2)  $   --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --    10.21(2)   10.45
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --    10.21(2)   10.43
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --       --      10.02(6)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --       --      10.02(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --    10.22(2)      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --    10.21(2)   10.45
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --    10.21(2)   10.43
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --       --      10.02(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --       --      10.02(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --       --      10.02(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --       --      10.02(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --       --      10.02(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --       --      10.02(6)
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --       --      11.52(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --       --      11.51(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --       --      11.51(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --       --      11.51(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --          --       --      12.11(7)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --          --       --      12.10(7)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --          --       --      11.51(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --          --       --      12.10(7)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --          --       --      11.51(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --          --       --      12.10(7)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --          --       --      11.51(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --          --       --      11.51(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --       --      11.51(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --       --      11.51(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --       --      11.50(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --       --      11.50(6)
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 11.24(1)    19.56    15.50      10.17
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               11.24(1)    19.56    15.50      10.17
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --       --      12.14(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --       --      12.13(6)
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.14(1)    10.30    11.79      11.65
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.14(1)    10.30    11.79      11.65
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --       --      10.29(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --       --      10.64(6)
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.24(1)    13.21    13.95      10.43
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.24(1)    13.21    13.95      10.43
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --       --       9.37(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --       --       9.86(6)
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 10.59(1)    12.93    12.13       9.42
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               10.59(1)    12.93    12.13       9.42
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --       --      11.14(5)
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --       --      11.38(6)
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --       --      12.14(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --       --      12.14(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --       --      12.14(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --       --      12.14(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --     8.18(2)    5.35
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --     8.17(2)    5.33
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --     8.17(2)    5.32
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --       --      11.04(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --       --      12.12(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000        2001
                                                                                    Unit Value Unit Value Unit Value  Unit Value
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)      $--        $--       $ 8.18(2)   $   --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --         8.17(2)     5.34
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --         8.17(2)     5.33
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --           --       12.13(6)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --           --       12.13(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       12.13(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       12.13(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       12.13(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       12.13(6)
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --           --       10.64(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --       10.64(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --       10.64(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --       10.64(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --         --        11.14(2)    10.99
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --        11.13(2)    10.95
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --        11.12(2)    10.93
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --           --       10.63(6)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --           --       10.63(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --         --        11.14(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --        11.13(2)    10.96
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --        11.12(2)    10.93
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --           --       10.28(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --           --       10.63(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --       10.63(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --       10.63(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --       10.63(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --       10.63(6)
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --           --        9.85(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --        9.85(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --        9.85(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --        9.85(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --         --         9.91(2)     7.38
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --         9.90(2)     7.36
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --         9.89(2)     7.34
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --           --        9.35(4)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --           --        9.84(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --         --         9.91(2)       --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --         9.90(2)     7.36
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --         9.89(2)     7.35
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --           --        9.36(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --           --        9.84(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --           --        9.85(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --           --        9.84(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --           --        9.84(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --           --        9.84(6)
MFS Research Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         --         --         8.83(2)     6.85
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           --         --         8.82(2)     6.82
  Lincoln Choice Plus Access (1.80% Fee Rate)                                           --         --         8.82(2)     6.81
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           --         --           --       10.59(4)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --         --           --       11.37(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                          --         --         8.83(2)       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            --         --         8.83(2)     6.83
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                            --         --         8.82(2)     6.81
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                            --         --           --       11.38(6)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            --         --           --       11.37(6)
MFS Capital Opportunities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --           --       11.90(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --           --       11.90(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --           --       11.89(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --           --       11.89(6)

Lincoln Life Variable Annuity Account N

                                                           1998        1999       2000       2001
                                                           Unit Value  Unit Value Unit Value Unit Value
-------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Service Class Series (continued)
  Lincoln Choice Plus II Access (1.65% Fee Rate)             $   --      $   --   $   --     $11.89(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --       --      11.89(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --       --      11.89(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --       --      11.88(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --       --      11.89(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --       --      11.89(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --       --      11.89(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --       --      11.89(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --       --      11.89(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --       --      11.89(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --       --      11.89(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --       --      11.88(6)
NB AMT Mid-Cap Growth Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                        --          --       --      12.01(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                        --          --       --      12.01(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                        --          --       --      12.01(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                        --          --       --      12.00(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --       --      12.00(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --       --      12.00(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --       --      12.00(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --       --      12.00(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --       --      12.01(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --       --      12.00(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --       --      12.00(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --       --      12.00(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --       --      12.00(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --       --      12.00(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --       --      12.00(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --       --      11.99(6)
NB AMT Regency Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                        --          --       --      11.16(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                        --          --       --      11.15(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                        --          --       --      11.15(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                        --          --       --      11.15(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --       --      11.15(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --       --      11.15(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --       --      11.15(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --       --      11.14(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --       --      11.15(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --       --      11.15(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --       --      11.15(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --       --      11.15(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --       --      11.15(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --       --      11.15(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --       --      11.15(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --       --      11.15(6)
OCC Accumulation Global Equity Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                        10.06(1)    12.55    12.96      11.01
  Lincoln Choice Plus (1.60% Fee Rate)                           --          --       --      10.50(6)
  Lincoln Choice Plus (1.65% Fee Rate)                           --          --       --      10.50(6)
OCC Accumulation Managed Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                         9.81(1)    10.16    11.00      10.31
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)       9.81(1)    10.16    11.00      10.31
  Lincoln Choice Plus (1.60% Fee Rate)                           --          --       --      10.31(6)
  Lincoln Choice Plus (1.65% Fee Rate)                           --          --       --      10.31(6)
Putnam VT Growth and Income Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                        --          --       --      10.87(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                        --          --       --      10.87(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                        --          --       --      10.86(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                        --          --       --      10.86(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --       --      10.86(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --       --      10.86(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000       2001
                                                                                    Unit Value Unit Value Unit Value Unit Value
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Class IB Fund (continued)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                       $--        $--     $   --     $10.86(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --         --         --      10.86(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --         --         --      10.86(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --         --         --      10.86(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --         --         --      10.86(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --         --         --      10.86(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --         --      10.86(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --         --      10.86(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --         --      10.86(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --         --      10.85(6)
Putnam VT Health Sciences Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --         --         --      10.58(6)
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --         --         --      10.57(6)
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --         --         --      10.57(6)
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --         --         --      10.57(6)
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --         --         --      10.57(6)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --         --         --      10.56(6)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --         --         --      10.56(6)
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --         --         --      10.56(6)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --         --         --      10.57(6)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --         --         --      10.57(6)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --         --         --      10.57(6)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --         --         --      10.56(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --         --      10.57(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --         --      10.56(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --         --      10.56(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --         --      10.56(6)
Franklin Mutual Shares Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                  --         --      12.11(2)   12.78
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --         --      12.11(2)   12.78
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --         --         --      10.07(4)
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --         --         --      10.75(6)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         --         --      10.86(2)      --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           --         --      10.85(2)   11.43
  Lincoln Choice Plus Access (1.80% Fee Rate)                                           --         --      10.84(2)   11.40
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           --         --         --      10.06(4)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --         --         --      10.74(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                          --         --      10.86(2)      --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            --         --      10.85(2)   11.43
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                            --         --      10.85(2)   11.41
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                            --         --         --      10.06(4)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            --         --         --      10.75(6)
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               --         --       7.54(2)    6.30
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               --         --         --      12.30(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --         --         --      12.30(6)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --         --         --      12.30(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --         --       8.05(2)      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --         --       8.04(2)    6.70
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --         --       8.04(2)    6.69
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --         --         --      12.29(6)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --         --         --      12.29(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --         --       8.05(2)      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --         --       8.04(2)    6.71
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --         --       8.04(2)    6.69
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --         --         --      12.29(6)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --         --         --      12.29(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --         --         --      12.30(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --         --         --      12.29(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --         --         --      12.29(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --         --         --      12.29(6)

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000       2001
                                                                                    Unit Value Unit Value Unit Value Unit Value
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           $      --  $      --  $11.03(2)  $10.73
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --         --      --      11.18(6)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --         --      --      11.17(6)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         --      --      11.17(6)
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --   10.21(2)      --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --   10.20(2)    9.90
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --   10.20(2)    9.88
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --      --      11.16(6)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --      --      11.16(6)
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --   10.21(2)      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --   10.21(2)    9.91
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --   10.20(2)    9.89
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --      --      10.39(4)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --      --      11.16(6)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --      --      11.17(6)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --      --      11.17(6)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --      --      11.17(6)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --      --      11.16(6)
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                     --         --   10.02(2)    8.30
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --         --      --      10.88(6)
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         --      --      10.88(6)
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --         --    9.68(2)      --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --         --    9.67(2)    7.99
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --         --    9.67(2)    7.98
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --         --      --      10.88(6)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         --      --      10.87(6)
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --         --    9.68(2)      --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --         --    9.68(2)    8.00
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                               --         --    9.67(2)    7.98
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                               --         --      --      10.68(5)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                               --         --      --      10.87(6)

(1)Commenced business on 11-23-1998 with an initial unit value of $10
(2)Commenced business on 7-24-2000 with an initial unit value of $10
(3)Commenced business on 7-25-2000 with an initial unit value of $10
(4)Commenced business on 9-10-2001 with an initial unit value of $10
(5)Commenced business on 9-17-2001 with an initial unit value of $10
(6)Commenced business on 9-19-2001 with an initial unit value of $10
(7)Commenced business on 9-21-2001 with an initial unit value of $10

                                                                 1998      1999      2000      2001
                                                                 Units     Units     Units     Units
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                  --        -- 1,155,021 2,028,094
  Lincoln Choice Plus (1.60% Fee Rate)                                  --        --        --     3,479
  Lincoln Choice Plus (1.65% Fee Rate)                                  --        --        --       100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --        --       100        --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --        --    38,511   110,028
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --        --    23,805    36,208
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --        --        --     3,465
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --        --        --       100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                    --       100        --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --        --   197,607   392,200
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --        --    33,467   112,228
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --        --        --       103
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --        --        --     1,526
AIM V.I. Growth Fund
  Lincoln Choice Plus (1.40% Fee Rate)                              25,033 1,642,369 3,053,656 3,116,803
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                --     7,233     2,388       264

Lincoln Life Variable Annuity Account N

                                                                 1998   1999      2000      2001
                                                                 Units  Units     Units     Units
-----------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (continued)
  Lincoln Choice Plus (1.60% Fee Rate)                               --        --        --     4,285
  Lincoln Choice Plus (1.65% Fee Rate)                               --        --        --       100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)      --        --       100        --
  Lincoln Choice Plus Access (1.65% Fee Rate)                        --        --    34,895   155,151
  Lincoln Choice Plus Access (1.80% Fee Rate)                        --        --     9,421    73,409
  Lincoln Choice Plus Access (1.85% Fee Rate)                        --        --        --     3,380
  Lincoln Choice Plus Access (1.90% Fee Rate)                        --        --        --       100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                         --        --   217,485   462,387
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                         --        --    31,816   121,725
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         --        --        --       103
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                         --        --        --       103
AIM V.I. International Equity Fund
  Lincoln Choice Plus (1.40% Fee Rate)                            7,468   685,744 1,579,283 1,503,499
  Lincoln Choice Plus (1.60% Fee Rate)                               --        --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                               --        --        --       100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         100        --
  Lincoln Choice Plus Access (1.65% Fee Rate)                        --        --    13,536    90,299
  Lincoln Choice Plus Access (1.80% Fee Rate)                        --        --     9,683    18,491
  Lincoln Choice Plus Access (1.85% Fee Rate)                        --        --        --     2,272
  Lincoln Choice Plus Access (1.90% Fee Rate)                        --        --        --       708
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                          100        --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                         --        --   117,814   215,308
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                         --        --     3,195    47,734
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         --        --        --       648
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                         --        --        --       103
AIM V.I. Value Fund
  Lincoln Choice Plus (1.40% Fee Rate)                           37,007 3,157,111 5,995,050 6,508,531
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             --        --     3,258     2,961
  Lincoln Choice Plus (1.60% Fee Rate)                               --        --        --     8,570
  Lincoln Choice Plus (1.65% Fee Rate)                               --        --        --     2,661
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)      --        --       100        --
  Lincoln Choice Plus Access (1.65% Fee Rate)                        --        --    98,667   402,008
  Lincoln Choice Plus Access (1.80% Fee Rate)                        --        --    25,163   126,935
  Lincoln Choice Plus Access (1.85% Fee Rate)                        --        --        --     4,280
  Lincoln Choice Plus Access (1.90% Fee Rate)                        --        --        --       669
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                         --        --   484,358   976,418
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                         --        --    80,213   253,416
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         --        --        --       816
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                         --        --        --       103
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                            --        --        --     1,323
  Lincoln Choice Plus II (1.55% Fee Rate)                            --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                            --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                            --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     --        --        --        97
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                     --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      --        --        --     2,710
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      --        --        --       994
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    --        --        --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    --        --        --       100
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                            --        --        --       285
  Lincoln Choice Plus II (1.55% Fee Rate)                            --        --        --       100

Lincoln Life Variable Annuity Account N

                                                                                    1998     1999     2000    2001
                                                                                    Units    Units    Units   Units
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Class II Fund (continued)
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --       --      --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       --      --       413
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       --      --        95
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --       --      --        96
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --       --      --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       --      --        96
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --       --      --       488
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --       --      --        99
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --       --      --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --       --      --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --       100
AIM V.I. Value Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       --      --     7,378
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --       --      --     9,710
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --       --      --     1,435
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       --      --     2,166
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       --      --       877
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --       --      --       203
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --       --      --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       --      --     2,318
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --       --      --     3,886
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --       --      --        98
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --       --      --       714
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --       --      --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --     3,854
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --       676
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --       100
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       -- 763,172 2,870,028
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)               --       --      --     4,973
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --      --    14,518
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --      --    11,575
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       --      --    15,910
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --     100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --  70,655   461,707
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --  14,587   142,206
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --      --    30,120
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --      --     1,063
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --     100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       -- 202,418   999,322
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --  27,318   233,908
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --      --    14,044
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --      --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --    12,201
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --       782
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --     1,199
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                    --       -- 307,674   651,718
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --       --      --       100
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       --      --       100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                           --       --     100        --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                             --       --  25,668    84,407
  Lincoln Choice Plus Access (1.80% Fee Rate)                                             --       --     741    54,286
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             --       --      --     3,385
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       --      --       100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --       --     100        --

Lincoln Life Variable Annuity Account N

                                                                                    1998     1999     2000      2001
                                                                                    Units    Units    Units     Units
-------------------------------------------------------------------------------------------------------------------------
AVPSF Growth Class B Fund (continued)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                              --       --    57,672   193,588
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                              --       --     3,364    48,885
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              --       --        --     7,337
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              --       --        --       103
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       --   898,230 1,902,157
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)               --       --     5,132        --
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --        --     1,958
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --        --     2,917
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       --        --     7,653
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --    41,647   334,524
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --    19,713   137,644
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --        --    11,461
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --        --       100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       --   523,396 1,020,773
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --    11,179   134,567
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --        --     5,646
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --        --     4,344
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --        --       873
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --        --       100
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       --        --       946
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --       --        --     3,757
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --       --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       --        --       694
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --       --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --       --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --       --        --     7,284
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --       --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --       --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --       --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --        --     4,185
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --        --       100
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       -- 1,898,487 2,651,896
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)               --       --     5,411       394
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --        --       100
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --        --       918
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       --        --       100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --    56,716   175,637
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --    13,531    62,533
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --        --       572
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --        --       100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       --   381,426   643,256
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --    23,406    93,334
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --        --     1,530
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --        --     1,811
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --        --       100
AFIS Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       --   686,704 1,069,737

Lincoln Life Variable Annuity Account N

                                                                                    1998     1999     2000      2001
                                                                                    Units    Units    Units     Units
-------------------------------------------------------------------------------------------------------------------------
AFIS Global Small Cap Class 2 Fund (continued)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --        --     1,389
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --        --     2,165
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       --        --       100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --    57,209    89,848
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --     2,121    31,483
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --        --       100
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --        --       100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       --   308,098   431,666
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --    16,607    41,035
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --        --     1,359
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --        --       102
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --        --       100
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       -- 2,845,067 7,186,647
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)               --       --    16,291    22,001
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --        --    21,092
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --        --    20,412
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       --        --     6,649
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --   385,519 1,347,271
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --    25,395   357,732
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --        --    14,777
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --        --     2,869
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       --   933,891 2,621,476
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --    71,148   360,241
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --        --    17,711
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --        --     4,814
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --        --    22,143
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --        --       100
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       -- 1,269,318 4,313,847
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --        --    20,821
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --        --    48,391
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       --        --     6,635
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --   199,875   970,016
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --     8,650   619,590
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --        --    31,714
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --        --     2,493
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       --   180,781 1,081,776
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --    45,570   379,133
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --        --    16,500
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --        --    10,934
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --        --    30,833
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --        --     1,195
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --        --       100
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       -- 1,907,056 3,659,947
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)               --       --     6,763        --
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --        --     8,909
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --        --     3,403

Lincoln Life Variable Annuity Account N

                                                                                    1998   1999      2000      2001
                                                                                    Units  Units     Units     Units
------------------------------------------------------------------------------------------------------------------------
AFIS International Class 2 Fund (continued)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --        --        --     2,892
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --        --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --        --   141,236   552,383
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --        --    15,121   134,523
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --        --        --    10,917
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --        --        --     1,705
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --        --   492,615 1,003,412
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --        --    78,213   232,053
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --        --        --     7,793
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --        --        --       181
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --     5,677
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       794
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --        --        --       514
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           91,329 3,760,973 5,905,099 6,274,273
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)             --    11,164     5,273     4,579
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               --        --        --       100
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --        --        --    12,182
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --        --        --       476
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --        --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --        --    21,273   197,865
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --        --     2,495    33,849
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --        --        --    10,783
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --        --        --       669
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --        --    80,610   452,797
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --        --     7,323   140,236
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --        --        --     2,620
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --       696
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --        --        --       300
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --        --        --     2,254
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --        --        --     3,969
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --        --        --       103

Lincoln Life Variable Annuity Account N

                                                                 1998   1999    2000      2001
                                                                 Units  Units   Units     Units
---------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index Fund (continued)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      --      --        --       137
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      --      --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    --      --        --       104
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    --      --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    --      --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    --      --        --       100
Liberty Colonial US Stock Fund
  Lincoln Choice Plus (1.40% Fee Rate)                            1,839 388,245   512,944   497,534
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                            1,692 185,849   472,064   428,484
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             --      --     6,671     6,100
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --       192
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)      --      --       100        --
  Lincoln Choice Plus Access (1.65% Fee Rate)                        --      --       261    31,073
  Lincoln Choice Plus Access (1.80% Fee Rate)                        --      --       100     4,953
  Lincoln Choice Plus Access (1.85% Fee Rate)                        --      --        --       384
  Lincoln Choice Plus Access (1.90% Fee Rate)                        --      --        --       100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)       --      --       100        --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                         --      --    44,733   103,255
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                         --      --       143     7,321
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         --      --        --       103
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                         --      --        --       103
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                           23,062 800,420 1,143,055 1,477,536
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             --   5,142     4,936     4,457
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --     4,043
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                           41,449 636,545   960,234 1,212,557
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             --      --       907       838
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --       219
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
DGPF Devon Series
  Lincoln Choice Plus (1.40% Fee Rate)                           44,219 974,029   686,920   559,431
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             --   1,099     3,299     3,036
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                            1,586  99,293   175,850   185,777
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --       493
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
DGPF International Equity Series
  Lincoln Choice Plus (1.40% Fee Rate)                            1,795 313,631   207,903   171,811
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                            9,465  73,159   286,080   610,119
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             --      --     9,576    12,135
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --     1,674
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                               --      -- 1,444,437 2,187,136
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             --      --     4,787        --
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --       346
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --       100
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                           17,097 318,790   625,080 1,318,896
  Lincoln Choice Plus (1.60% Fee Rate)                               --      --        --     2,808
  Lincoln Choice Plus (1.65% Fee Rate)                               --      --        --     3,650

Lincoln Life Variable Annuity Account N

                                                                                    1998   1999    2000      2001
                                                                                    Units  Units   Units     Units
----------------------------------------------------------------------------------------------------------------------
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              54,622 611,167   714,731   634,586
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --      --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --      --        --       100
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               6,762 877,800 3,195,638 3,573,333
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --      --    10,799     8,405
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --      --        --     5,447
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --      --        --       100
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                         --      --       100       100
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           --      --       100    16,590
  Lincoln Choice Plus Access (1.80% Fee Rate)                                           --      --       100     4,694
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           --      --        --       100
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           --      --        --       100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                          --      --       100        --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            --      --     4,082    37,390
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                            --      --       103     3,749
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                            --      --        --       483
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            --      --        --       103
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --      --        --       125
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --      --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --      --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --      --        --       100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --      --       100       100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --      --     5,309    58,203
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --      --       100    11,560
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --      --        --     2,316
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --      --        --       100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --      --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --      --    26,913   140,488
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --      --     3,051    35,141
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --      --        --       698
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --      --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --      --        --     1,028
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --      --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --      --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --      --        --       100
DGPF High Yield Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --      --        --     1,463
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --      --        --     1,559
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --      --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --      --        --       942
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --      --       100       100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --      --    37,984   149,274
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --      --     2,600    68,224
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --      --        --    12,927
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --      --        --     1,067
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --      --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --      --    45,878   302,566
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --      --     7,234    89,138
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --      --        --     2,108
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --      --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --      --        --     1,583
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --      --        --       480
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --      --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --      --        --       100
DGPF REIT Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --      --        --     3,574
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --      --        --     3,400
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --      --        --       100

Lincoln Life Variable Annuity Account N

                                                                                    1998     1999    2000    2001
                                                                                    Units    Units   Units   Units
--------------------------------------------------------------------------------------------------------------------
DGPF REIT Service Class Series (continued)
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --      --      --     637
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --      --     100     100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --      --  19,141 112,388
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --      --   3,521  59,588
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --      --      --   2,635
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --      --      --     100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --      --     100      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --      -- 118,815 267,386
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --      --   2,475  33,355
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --      --      --   3,879
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --      --      --     223
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --      --      --     105
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --      --      --     100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --      --      --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --      --      --   1,264
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                           --      --     100     100
  Lincoln Choice Plus Access (1.65% Fee Rate)                                             --      --  73,329 165,995
  Lincoln Choice Plus Access (1.80% Fee Rate)                                             --      --  11,566  28,294
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             --      --      --   1,474
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --      --      --     100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --      --     100      --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                              --      -- 166,814 349,630
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                              --      --  11,315 121,298
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              --      --      --     393
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              --      --      --     103
DGPF Small Cap Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --      --      --   8,334
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --      --      --   1,644
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --      --      --   2,239
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --      --      --   1,443
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --      --     100     100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --      --   6,744 114,364
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --      --   4,101  80,955
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --      --      --   5,510
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --      --      --     753
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --      --     100      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --      --  89,395 330,344
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --      --   5,097  66,842
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --      --      --   4,837
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --      --      --   1,629
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --      --      --     838
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --      --      --     279
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --      --      --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --      --      --     100
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                           --      --     100     100
  Lincoln Choice Plus Access (1.65% Fee Rate)                                             --      --  10,131  21,842
  Lincoln Choice Plus Access (1.80% Fee Rate)                                             --      --     393  11,830
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             --      --      --     100
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --      --      --     100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --      --     100      --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                              --      --  20,794  59,307
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                              --      --     967  11,463
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              --      --      --   2,880
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              --      --      --     103
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --      --      --   6,289
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --      --      --   5,189
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --      --      --     899
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --      --      --   1,600
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --      --     100     100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --      -- 116,148 333,113

Lincoln Life Variable Annuity Account N

                                                                                    1998   1999      2000      2001
                                                                                    Units  Units     Units     Units
------------------------------------------------------------------------------------------------------------------------
DGPF Trend Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --        --    19,730    88,103
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --        --        --     3,601
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --        --        --     1,233
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --        --   820,426 1,353,374
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --        --    64,370   168,384
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --        --        --     2,404
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --        --        --     1,546
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --     3,397
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       620
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
Dreyfus Small Cap Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                              12,648   295,868   417,561   292,325
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --       100
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                              37,412 1,463,500 2,574,138 3,121,392
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --     9,081     3,556     3,228
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --     6,160
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --     7,428
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                              42,588 2,642,177 4,685,296 4,842,933
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --    11,869    22,952    22,717
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --     1,782
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --     2,643
Fidelity VIP Overseas Portfolio
  Lincoln Choice Portfolio Plus (1.40% Fee Rate)                                    13,400   628,052 1,036,624   896,988
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --        --    25,408    23,243
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --       210
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --       100
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --        --        --     3,886
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --        --        --     2,549
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --        --       100       100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --        --    27,319   143,488
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --        --       381    51,161
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --        --        --     5,872
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --        --        --       919
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --        --    49,040   214,035
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --        --     5,837    95,581

Lincoln Life Variable Annuity Account N

                                                                                    1998  1999  2000      2001
                                                                                    Units Units Units     Units
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Service Class 2 Portfolio (continued)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                      --    --          --    13,119
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                      --    --          --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                    --    --          --     9,102
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                    --    --          --       100
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                            --    --          --    11,539
  Lincoln Choice Plus II (1.55% Fee Rate)                                            --    --          --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                            --    --          --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                            --    --          --       417
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)   --    --         100       100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                     --    --      40,746    98,856
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                     --    --       7,494    22,795
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                     --    --          --     5,996
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                     --    --          --       644
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)    --    --         100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                      --    --     473,390   916,788
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                      --    --      68,987   153,898
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                      --    --          --     4,892
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                      --    --          --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                    --    --          --     4,045
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                    --    --          --       100
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                            --    --          --     4,874
  Lincoln Choice Plus II (1.55% Fee Rate)                                            --    --          --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                            --    --          --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                            --    --          --       100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)   --    --         100       100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                     --    --       6,029    27,479
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                     --    --       1,161     7,936
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                     --    --          --       100
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                     --    --          --       100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)    --    --         100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                      --    --     320,273   404,091
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                      --    --       2,801    16,482
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                      --    --          --       823
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                      --    --          --       179
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                    --    --          --       100
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                            --    --          --     1,377
  Lincoln Choice Plus II (1.55% Fee Rate)                                            --    --          --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                            --    --          --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                            --    --          --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                     --    --          --     1,660
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                     --    --          --       455
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                     --    --          --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                     --    --          --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                      --    --          --    13,274
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                      --    --          --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                      --    --          --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                      --    --          --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                    --    --          --     8,035
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                    --    --          --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                    --    --          --       100

Lincoln Life Variable Annuity Account N

                                                                 1998     1999      2000      2001
                                                                 Units    Units     Units     Units
-------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                             64,024 1,770,295 2,414,912 2,188,160
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)               --        --    52,848    44,726
  Lincoln Choice Plus (1.60% Fee Rate)                                 --        --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                                 --        --        --       100
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)        --        --       100       100
  Lincoln Choice Plus Access (1.65% Fee Rate)                          --        --     9,828    22,454
  Lincoln Choice Plus Access (1.80% Fee Rate)                          --        --       172     2,114
  Lincoln Choice Plus Access (1.85% Fee Rate)                          --        --        --       100
  Lincoln Choice Plus Access (1.90% Fee Rate)                          --        --        --       100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)         --        --       100        --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                           --        --    37,586    58,213
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                           --        --     2,338     9,374
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                           --        --        --       103
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                           --        --        --       103
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                              --        --        --       748
  Lincoln Choice Plus II (1.55% Fee Rate)                              --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                              --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                              --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                       --        --        --       137
  Lincoln Choice Plus II Access (1.80% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                        --        --        --       702
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                        --        --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                        --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                        --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                      --        --        --     2,038
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                      --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                      --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                      --        --        --       100
Janus Aspen Series Balanced Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                              --        --        --     2,965
  Lincoln Choice Plus II (1.55% Fee Rate)                              --        --        --     3,188
  Lincoln Choice Plus II (1.60% Fee Rate)                              --        --        --       159
  Lincoln Choice Plus II (1.65% Fee Rate)                              --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Access (1.80% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                        --        --        --     7,631
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                        --        --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                        --        --        --       141
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                        --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                      --        --        --     6,705
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                      --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                      --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                      --        --        --     1,388
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                              --        --        --     1,638
  Lincoln Choice Plus II (1.55% Fee Rate)                              --        --        --       123
  Lincoln Choice Plus II (1.60% Fee Rate)                              --        --        --       128
  Lincoln Choice Plus II (1.65% Fee Rate)                              --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                       --        --        --       823
  Lincoln Choice Plus II Access (1.80% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                       --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                        --        --        --     2,740
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                        --        --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                        --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                        --        --        --       103

Lincoln Life Variable Annuity Account N

                                                                                    1998   1999      2000      2001
                                                                                    Units  Units     Units     Units
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Service Class Portfolio (continued)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --       394
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
Kemper Small Cap Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                               4,482   405,316   512,786   369,906
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --     2,225
Kemper Government Securities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                              77,085 1,218,517 1,480,376 1,598,974
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --       100
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --       100
LN Aggressive Growth Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           46,137 1,259,559 2,347,632 5,439,294
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               --        --        --    18,918
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               --        --        --    15,416
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               --        --        --    20,979
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --        --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --        --    46,291   634,854
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --        --     2,446   262,744
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --        --        --    24,075
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --        --        --     5,917
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --        --   222,966 1,398,952
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --        --    15,183   291,980
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --        --        --    29,161
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --        --        --       225
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --    21,656
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --     1,149
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       225
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --        --        --       465
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --        --        --       177
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --        --        --       103

Lincoln Life Variable Annuity Account N

                                                                                    1998    1999      2000      2001
                                                                                    Units   Units     Units     Units
-------------------------------------------------------------------------------------------------------------------------
LN Capital Appreciation Fund (continued)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --        --        --       100
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --        --        --        94
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                         --        --        --        94
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                         --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --        --        --        94
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                          --        --        --       103
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                          --        --        --        96
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                          --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                          --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --        --        --       115
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --        --        --       100
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --        --        --       444
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --        --        --       100
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                         --        --        --       100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                         --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --        --        --       100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                          --        --        --       103
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                          --        --        --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                          --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                          --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --        --        --       100
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           347,933 1,721,360 2,789,958 5,801,358
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --        --        --    27,303
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --        --        --    27,231
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --        --        --     9,015
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --        --   171,119 2,634,097
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --        --    14,372   227,197
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --        --        --       100
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --        --        --       352
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --        --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --        --   578,700 2,314,351
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --        --    89,457 1,003,736
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --        --        --     3,962
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --        --        --    19,495
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --        --        --    23,912
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --        --        --     1,210
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --        --        --       225
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --        --        --       486
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --        --        --       100
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --        --        --        95

Lincoln Life Variable Annuity Account N

                                                                                    1998   1999      2000      2001
                                                                                    Units  Units     Units     Units
------------------------------------------------------------------------------------------------------------------------
LN Social Awareness Fund (continued)
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        --        --        --        95
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        --        --        --       100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        --        --        --        95
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         --        --        --        98
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               5,767 1,212,170 2,387,335 2,292,240
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --        --     8,984     4,615
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --       634
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --       100
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              50,896 1,271,214 2,204,103 3,653,130
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --        --     2,261     2,034
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --    12,156
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --       100
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              67,144 1,273,358 3,274,863 3,696,683
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --     3,927     3,572     3,243
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --     3,176
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --     3,427
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               8,259   630,578 1,215,879 1,471,097
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                --        --     3,385     3,106
  Lincoln Choice Plus (1.60% Fee Rate)                                                  --        --        --       613
  Lincoln Choice Plus (1.65% Fee Rate)                                                  --        --        --       100
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --        --        --       323
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --        --       100       100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --        --    27,417   121,159
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --        --    12,101    38,307
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --        --        --     3,602
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --        --        --       100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         --        --   487,520   565,394
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         --        --     8,934    96,791
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         --        --        --       816
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         --        --        --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       --        --        --     2,756
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       --        --        --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       --        --        --       100
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               --        --        --    10,888
  Lincoln Choice Plus II (1.55% Fee Rate)                                               --        --        --       116
  Lincoln Choice Plus II (1.60% Fee Rate)                                               --        --        --       145
  Lincoln Choice Plus II (1.65% Fee Rate)                                               --        --        --       100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      --        --       100       100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        --        --    28,922   357,805
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        --        --       630    90,161
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        --        --        --     7,524
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        --        --        --     1,061
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)       --        --       100        --

Lincoln Life Variable Annuity Account N

                                                                                    1998     1999     2000    2001
                                                                                    Units    Units    Units   Units
---------------------------------------------------------------------------------------------------------------------
MFS Total Return Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       -- 181,726 766,828
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --  18,499 157,767
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --      --  15,398
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --      --     103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --  15,172
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --     132
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --   1,272
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       --      --   3,357
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --       --      --   5,331
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --       --      --     608
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       --      --     100
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --     100     100
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --  59,067 287,684
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --   6,833  87,850
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --      --  18,342
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --      --     100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --     100      --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       -- 218,208 703,673
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --  28,430 283,268
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --      --   6,271
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --      --     103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --   2,473
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --     100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --     100
MFS Research Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                           --       --     100     100
  Lincoln Choice Plus Access (1.65% Fee Rate)                                             --       --  50,803 185,881
  Lincoln Choice Plus Access (1.80% Fee Rate)                                             --       --   5,197  86,880
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             --       --      --   1,817
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       --      --     100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --       --     100      --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                              --       -- 283,426 441,154
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                              --       --  12,155  91,395
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              --       --      --     379
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              --       --      --     103
MFS Capital Opportunities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       --      --     279
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --       --      --     100
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --       --      --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       --      --   2,066
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       --      --     100
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --       --      --     100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --       --      --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --       --      --     537
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --       --      --   4,303
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --       --      --     103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --       --      --     103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --       --      --     103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --     100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --     100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --     100
NB AMT Mid-Cap Growth Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --       --      --   4,718
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --       --      --     100
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --       --      --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --       --      --     376
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --       --      --     213
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --       --      --     100
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --       --      --     100

Lincoln Life Variable Annuity Account N

                                                          1998   1999    2000    2001
                                                          Units  Units   Units   Units
----------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth Portfolio (continued)
  Lincoln Choice Plus II Access (1.90% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)               --      --      --   1,311
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)             --      --      --   1,075
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)             --      --      --     100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)             --      --      --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)             --      --      --     100
NB AMT Regency Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                     --      --      --     401
  Lincoln Choice Plus II (1.55% Fee Rate)                     --      --      --     100
  Lincoln Choice Plus II (1.60% Fee Rate)                     --      --      --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                     --      --      --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Access (1.80% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Access (1.85% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)               --      --      --   6,525
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)             --      --      --     100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)             --      --      --     100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)             --      --      --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)             --      --      --     100
OCC Accumulation Global Equity Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                    11,324 294,211 402,756 336,972
  Lincoln Choice Plus (1.60% Fee Rate)                        --      --      --     100
  Lincoln Choice Plus (1.65% Fee Rate)                        --      --      --   3,289
OCC Accumulation Managed Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                     3,915 536,721 621,764 569,567
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)      --   4,147   3,772   3,425
  Lincoln Choice Plus (1.60% Fee Rate)                        --      --      --     100
  Lincoln Choice Plus (1.65% Fee Rate)                        --      --      --     100
Putnam VT Growth and Income Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                     --      --      --     583
  Lincoln Choice Plus II (1.55% Fee Rate)                     --      --      --     100
  Lincoln Choice Plus II (1.60% Fee Rate)                     --      --      --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                     --      --      --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Access (1.80% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Access (1.85% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)               --      --      --     456
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)               --      --      --     103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)             --      --      --   3,907
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)             --      --      --     100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)             --      --      --     100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)             --      --      --     100
Putnam VT Health Sciences Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                     --      --      --   1,125
  Lincoln Choice Plus II (1.55% Fee Rate)                     --      --      --   1,370
  Lincoln Choice Plus II (1.60% Fee Rate)                     --      --      --     100
  Lincoln Choice Plus II (1.65% Fee Rate)                     --      --      --     100
  Lincoln Choice Plus II Access (1.65% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Access (1.80% Fee Rate)              --      --      --     276
  Lincoln Choice Plus II Access (1.85% Fee Rate)              --      --      --     100
  Lincoln Choice Plus II Access (1.90% Fee Rate)              --      --      --     100

Lincoln Life Variable Annuity Account N

                                                                                    1998     1999     2000    2001
                                                                                    Units    Units    Units   Units
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Class IB Fund (continued)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --       --      --     4,051
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --       --      --       103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --       --      --       103
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --       --      --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --     2,243
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --       100
Franklin Mutual Shares Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                    --       -- 153,196 1,130,456
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                  --       --      --     3,115
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --       --      --    18,635
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --       --      --     6,302
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                           --       --     100        --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                             --       --  17,528   197,528
  Lincoln Choice Plus Access (1.80% Fee Rate)                                             --       --   1,258   110,479
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             --       --      --    30,566
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --       --      --       705
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --       --     100        --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                              --       --  10,085   400,842
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                              --       --   2,659    74,366
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              --       --      --     5,207
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              --       --      --     1,701
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       -- 833,708 1,470,924
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --      --     1,166
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --      --     3,614
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       --      --     2,454
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --     100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --  27,053   150,116
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --   3,415    19,034
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --      --     2,198
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --      --       100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --     100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       -- 537,712   908,387
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --   3,982    91,998
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --      --     1,129
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --      --       139
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --     6,622
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --       100
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --       -- 154,572   376,062
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --       --      --       100
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --       --      --     1,670
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --       --      --       419
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --       --     100        --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --       --   2,518    43,856
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --       --   3,643    19,120
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --       --      --       100
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --       --      --       100
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --       --     100        --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --       --   7,239    59,809
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --       --   1,471     8,152
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --       --      --       656
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --       --      --       103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --       --      --       100
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --       --      --       100
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                    --       -- 217,181   449,711
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --       --      --       155

Lincoln Life Variable Annuity Account N

                                                                 1998       1999           2000        2001
                                                                 Units      Units          Units       Units
------------------------------------------------------------------------------------------------------------------
Templeton International Securities Class 2 Fund (continued)
  Lincoln Choice Plus (1.65% Fee Rate)                                  --              --          --       6,295
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --              --         100          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --              --      15,439      89,169
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --              --       1,232       9,001
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --              --          --       2,495
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --              --          --         100
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)          --              --         100          --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --              --       3,987     156,426
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --              --       5,597      39,942
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --              --          --         216
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --              --          --         103

                                                                 1998       1999           2000        2001
                                                                 Net Assets Net Assets     Net Assets  Net Assets
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  Lincoln Choice Plus (1.40% Fee Rate)                            $     --  $           -- $ 9,640,287 $12,805,772
  Lincoln Choice Plus (1.60% Fee Rate)                                  --              --          --      40,786
  Lincoln Choice Plus (1.65% Fee Rate)                                  --              --          --       1,213
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --              --         793          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --              --     305,041     657,670
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --              --     188,439     215,963
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --              --          --      38,090
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --              --          --       1,213
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)          --              --         793          --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --              --   1,553,185   2,327,433
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --              --     264,985     669,876
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --              --          --       1,249
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --              --          --      18,505
AIM V.I. Growth Fund
  Lincoln Choice Plus (1.40% Fee Rate)                             278,170   24,332,559.86  35,471,620  23,603,880
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                --         107,162      27,744       2,001
  Lincoln Choice Plus (1.60% Fee Rate)                                  --              --          --      45,782
  Lincoln Choice Plus (1.65% Fee Rate)                                  --              --          --       1,113
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --              --         737          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --              --     256,899     742,821
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --              --      69,316     350,700
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --              --          --      34,337
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --              --          --       1,113
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)          --              --         737          --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --              --   1,586,023   2,193,954
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --              --     234,131     581,936
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --              --          --       1,146
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --              --          --       1,146
AIM V.I. International Equity Fund
  Lincoln Choice Plus (1.40% Fee Rate)                              76,760      10,773,093  18,005,499  12,925,140
  Lincoln Choice Plus (1.60% Fee Rate)                                  --              --          --       1,062
  Lincoln Choice Plus (1.65% Fee Rate)                                  --              --          --       1,062
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --              --         802          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --              --     108,874     546,298
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --              --      77,820     111,606
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --              --          --      22,603
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --              --          --       7,516
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)          --              --         805          --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --              --     952,857   1,310,409
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --              --      25,681     288,321
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --              --          --       6,450
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --              --          --       1,093
AIM V.I. Value Fund
  Lincoln Choice Plus (1.40% Fee Rate)                             404,751      44,209,413  70,656,254  66,138,102
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                --              --      38,401      30,087

Lincoln Life Variable Annuity Account N

                                                                 1998       1999       2000       2001
                                                                 Net Assets Net Assets Net Assets Net Assets
------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund (continued)
  Lincoln Choice Plus (1.60% Fee Rate)                            $     --  $      --  $       -- $   90,590
  Lincoln Choice Plus (1.65% Fee Rate)                                  --         --          --     30,114
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --         --         850         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --         --     837,364  2,934,284
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --         --     213,397    924,451
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --         --          --     45,212
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --         --          --      7,562
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)          --         --         850         --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --         --   4,065,660  7,052,478
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --         --     680,411  1,846,925
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --         --          --      8,625
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --         --          --      1,165
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                               --         --          --     14,751
  Lincoln Choice Plus II (1.55% Fee Rate)                               --         --          --      1,118
  Lincoln Choice Plus II (1.60% Fee Rate)                               --         --          --      1,118
  Lincoln Choice Plus II (1.65% Fee Rate)                               --         --          --      1,118
  Lincoln Choice Plus II Access (1.65% Fee Rate)                        --         --          --      1,128
  Lincoln Choice Plus II Access (1.80% Fee Rate)                        --         --          --      1,163
  Lincoln Choice Plus II Access (1.85% Fee Rate)                        --         --          --      1,118
  Lincoln Choice Plus II Access (1.90% Fee Rate)                        --         --          --      1,163
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                         --         --          --     30,165
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                         --         --          --     11,553
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                         --         --          --      1,152
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                         --         --          --      1,152
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       --         --          --      1,115
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       --         --          --      1,112
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       --         --          --      1,112
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       --         --          --      1,112
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                               --         --          --      3,037
  Lincoln Choice Plus II (1.55% Fee Rate)                               --         --          --      1,066
  Lincoln Choice Plus II (1.60% Fee Rate)                               --         --          --      1,066
  Lincoln Choice Plus II (1.65% Fee Rate)                               --         --          --      4,387
  Lincoln Choice Plus II Access (1.65% Fee Rate)                        --         --          --      1,072
  Lincoln Choice Plus II Access (1.80% Fee Rate)                        --         --          --      1,081
  Lincoln Choice Plus II Access (1.85% Fee Rate)                        --         --          --      1,066
  Lincoln Choice Plus II Access (1.90% Fee Rate)                        --         --          --      1,082
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                         --         --          --      5,189
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                         --         --          --      1,114
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                         --         --          --      1,098
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                         --         --          --      1,098
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       --         --          --      1,066
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       --         --          --      1,066
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       --         --          --      1,063
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       --         --          --      1,060
AIM V.I. Value Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                               --         --          --     83,541
  Lincoln Choice Plus II (1.55% Fee Rate)                               --         --          --    109,971
  Lincoln Choice Plus II (1.60% Fee Rate)                               --         --          --     16,242
  Lincoln Choice Plus II (1.65% Fee Rate)                               --         --          --     24,512
  Lincoln Choice Plus II Access (1.65% Fee Rate)                        --         --          --      9,928
  Lincoln Choice Plus II Access (1.80% Fee Rate)                        --         --          --      2,400
  Lincoln Choice Plus II Access (1.85% Fee Rate)                        --         --          --      1,131
  Lincoln Choice Plus II Access (1.90% Fee Rate)                        --         --          --     27,446
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                         --         --          --     43,973
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                         --         --          --      1,162
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                         --         --          --      8,071
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                         --         --          --      1,165
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       --         --          --     43,601
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       --         --          --      7,647
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       --         --          --      1,131
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       --         --          --      1,131

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000       2001
                                                                                    Net Assets Net Assets Net Assets Net Assets
--------------------------------------------------------------------------------------------------------------------------------
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            $    --    $     --  $9,528,342 $35,387,818
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)               --          --          --      61,318
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --          --          --     164,411
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --          --          --     119,800
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          --          --     180,097
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --       1,048          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --     739,977   4,763,496
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --     152,688   1,464,140
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --          --     311,512
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --          --      12,022
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --       1,048          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --   2,116,614  10,299,131
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --     286,010   2,410,022
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --          --     145,269
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --          --       1,165
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --          --     138,123
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --          --       8,849
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --          --       1,131
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --          --      13,564
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                    --          --   2,662,154   4,245,489
  Lincoln Choice Plus (1.60% Fee Rate)                                                    --          --          --       1,197
  Lincoln Choice Plus (1.65% Fee Rate)                                                    --          --          --       1,197
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                           --          --         805          --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                             --          --     206,386     509,686
  Lincoln Choice Plus Access (1.80% Fee Rate)                                             --          --       5,953     327,049
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             --          --          --      36,869
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --          --          --       1,196
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --          --         805          --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                              --          --     461,141   1,163,063
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                              --          --      27,034     294,726
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              --          --          --      79,928
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              --          --          --       1,232
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                 --          --   8,031,171  13,852,494
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)               --          --      45,890          --
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 --          --          --      23,417
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                 --          --          --      32,112
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 --          --          --      91,469
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        --          --         774          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                          --          --     322,018   2,101,491
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                          --          --     152,306     862,736
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          --          --          --     126,063
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --          --          --       1,194
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --          --         774          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --          --   4,020,674   6,374,058
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --          --      86,390     844,035
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --          --          --      67,447
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --          --          --       1,230
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --          --          --      51,924
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --          --          --      10,428
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --          --          --       1,195
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --          --          --       1,195
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --          --          --      11,257
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --          --          --      44,625
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --          --          --       1,193
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --          --          --       1,192
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --          --          --       8,256
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --          --          --       1,193

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000        2001
                                                                                    Net Assets Net Assets Net Assets  Net Assets
---------------------------------------------------------------------------------------------------------------------------------
AVPSF Small Cap Value Class B Fund (continued)
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                     $     --   $     --  $        -- $     1,193
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --         --           --       1,193
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --         --           --      86,512
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --         --           --       1,229
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --         --           --       1,229
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --         --           --       1,228
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --           --      49,694
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --           --       1,193
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --           --       1,193
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --           --       1,193
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         --   13,216,180  13,570,112
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                --         --       37,666       2,018
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --         --           --       1,288
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --         --           --      11,815
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         --           --       1,287
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --          665          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --      376,809     855,589
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --       89,838     303,953
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --           --       6,609
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --           --       1,287
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --          665          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --    2,499,799   3,092,669
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      155,428     453,988
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --           --      17,667
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --           --       1,325
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --           --      23,324
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --           --       1,287
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --           --       1,287
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --           --       1,287
AFIS Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         --    4,751,730   6,361,066
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --         --           --      17,376
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --         --           --      24,108
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         --           --       1,250
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --          825          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --      471,625     634,923
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --       17,472     221,992
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --           --       1,250
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --           --       1,249
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --          825          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --    2,555,570   3,070,752
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      136,841     289,559
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --           --      15,120
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --           --       1,287
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --           --       1,276
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --           --       1,250
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --           --       1,250
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --           --       1,250
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         --   27,571,047  56,208,567
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                --         --      157,874     172,076
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --         --           --     259,859
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --         --           --     220,852
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         --           --      81,883
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --          898          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --    3,459,329   9,732,562
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --      227,733   2,578,778
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --           --     159,760
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --           --      35,306
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --          898          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --    8,299,561  18,765,018

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000        2001
                                                                                    Net Assets Net Assets Net Assets  Net Assets
---------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund (continued)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                      $     --   $     --  $   638,184 $ 2,598,752
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --           --     191,508
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --           --      59,250
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --           --     272,712
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --           --       1,231
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --           --       1,231
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --           --       1,231
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         --   14,317,063  49,207,809
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --         --           --     235,701
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --         --           --     509,788
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         --           --      75,070
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --        1,045          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --    2,085,961  10,212,328
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --       90,222   6,509,299
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --           --     333,840
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --           --      28,187
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --        1,045          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --    1,885,415  11,386,965
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      475,403   3,986,020
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --           --     173,714
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --           --     123,650
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --           --     348,856
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --           --      13,521
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --           --       1,131
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --           --       1,131
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         --   13,053,565  19,790,224
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                --         --       46,293          --
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --         --           --      96,626
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --         --           --      34,793
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         --           --      31,348
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --          784          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --    1,105,801   3,407,949
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --      118,301     828,098
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --           --     111,535
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --           --      18,477
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --          784          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --    3,874,265   6,221,571
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      612,049   1,429,484
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --           --      79,633
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --           --       1,964
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --           --      61,547
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --           --       8,602
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --           --       1,084
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --           --       1,083
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --         --           --       5,460
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --         --           --       1,064
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --         --           --       1,065
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --         --           --       1,065
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --         --           --       1,065
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --         --           --       1,064
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --         --           --       1,064
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --         --           --       1,064
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --         --           --       1,097
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --         --           --       1,096
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --         --           --       1,096
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --         --           --       1,097
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --           --       1,065
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --           --       1,064
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --           --       1,064
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --           --       1,060

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999        2000
                                                                                    Net Assets Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            $945,537  $46,257,680 $65,005,247
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)                --      137,307      58,046
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --           --          --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --           --          --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --         900
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --     191,186
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --      22,412
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --           --         900
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --           --     719,935
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --           --      65,782
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
Liberty Colonial US Stock Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 19,119    4,440,154   5,994,032
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 16,793    3,055,537   6,456,882
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --      91,242
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --           --         826
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --           --       2,157
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --           --         825
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --           --          --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --           --          --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --           --         826
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --           --     369,157
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                               --           --       1,175
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                               --           --          --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                               --           --          --
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                231,112    7,668,097  12,021,682
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --       49,256      51,915
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --

                                                                                    2001
                                                                                    Net Assets
-----------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                           $59,811,073
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              43,650
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                 1,129
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               127,798
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                 5,364
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      1,536,043
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        262,223
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        121,586
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          7,545
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       3,494,915
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       1,087,111
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          27,475
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           1,161
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         7,849
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,128
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,127
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,127
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 3,642
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,217
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,217
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,217
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         27,311
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          1,217
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          1,217
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          1,217
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                          48,092
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           1,254
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           1,668
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           1,253
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         1,268
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,211
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,211
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,211
Liberty Colonial US Stock Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                5,698,409
  Lincoln Choice Plus (1.60% Fee Rate)                                                    1,074
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,074
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                4,711,035
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 67,067
  Lincoln Choice Plus (1.60% Fee Rate)                                                    2,028
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,201
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           205,568
  Lincoln Choice Plus Access (1.80% Fee Rate)                                            32,695
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             4,571
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             1,200
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                               --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            683,561
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             48,366
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              1,236
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              1,236
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               14,727,750
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 44,423
  Lincoln Choice Plus (1.60% Fee Rate)                                                   41,749
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,110

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999        2000
                                                                                    Net Assets Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               $413,241  $ 6,094,919 $ 7,587,472
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --       7,167
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF Devon Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                456,020    8,900,879   5,462,072
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --       10,040      26,229
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 14,702    1,345,501   1,795,144
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF International Equity Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 18,225    3,630,087   2,385,497
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 95,776      710,936   3,600,356
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --     120,509
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                     --           --  10,429,922
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --      34,567
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                179,336    3,137,058   7,168,513
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                582,241    7,254,297   7,581,429
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 73,396   16,014,244  53,529,963
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --     180,899
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --           --         827
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --           --         826
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --           --         826
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --           --          --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --           --          --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --           --         827
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --           --      33,720
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                               --           --         851
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                               --           --          --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                               --           --          --
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --       1,157
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --      61,349
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --       1,155
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --           --          --

                                                                                    2001
                                                                                    Net Assets
-----------------------------------------------------------------------------------------------
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              $ 9,060,565
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                  6,262
  Lincoln Choice Plus (1.60% Fee Rate)                                                    2,262
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,033
DGPF Devon Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                3,983,321
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 21,615
  Lincoln Choice Plus (1.60% Fee Rate)                                                    1,148
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,148
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                1,968,863
  Lincoln Choice Plus (1.60% Fee Rate)                                                    5,658
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,142
DGPF International Equity Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                1,694,457
  Lincoln Choice Plus (1.60% Fee Rate)                                                    1,096
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,096
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                8,237,107
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                163,834
  Lincoln Choice Plus (1.60% Fee Rate)                                                   17,973
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,071
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               11,868,915
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                     --
  Lincoln Choice Plus (1.60% Fee Rate)                                                    4,231
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,222
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               16,680,961
  Lincoln Choice Plus (1.60% Fee Rate)                                                   30,868
  Lincoln Choice Plus (1.65% Fee Rate)                                                   43,082
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                6,004,730
  Lincoln Choice Plus (1.60% Fee Rate)                                                    1,154
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,153
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               49,970,844
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                117,535
  Lincoln Choice Plus (1.60% Fee Rate)                                                   61,818
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,279
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                             858
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           141,743
  Lincoln Choice Plus Access (1.80% Fee Rate)                                            40,028
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             1,142
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             1,142
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                               --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            319,392
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             31,997
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              5,028
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              1,176
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 1,388
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,110
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,110
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,110
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        1,095
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        634,902
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        125,840
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         23,885

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000       2001
                                                                                    Net Assets Net Assets Net Assets Net Assets
-------------------------------------------------------------------------------------------------------------------------------
DGPF Growth and Income Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                     $     --   $     --  $       -- $    1,109
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --       1,157         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --     310,034  1,528,405
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      35,251    382,837
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --          --      7,204
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --          --      1,142
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --          --     11,407
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --          --      1,109
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --          --      1,109
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --          --      1,109
DGPF High Yield Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --         --          --     15,092
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --         --          --     16,082
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --         --          --      1,031
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --         --          --      9,712
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --         897        846
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --     340,280  1,257,788
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --      23,269    573,512
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --          --    128,534
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --          --     10,990
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --         897         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --     411,108  2,551,344
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      64,772    749,884
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --          --     20,967
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --          --      1,061
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --          --     16,313
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --          --      4,947
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --          --      1,030
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --          --      1,030
DGPF REIT Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --         --          --     38,281
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --         --          --     36,409
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --         --          --      1,071
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --         --          --      6,823
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --       1,072      1,149
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --     204,888  1,285,966
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --      37,668    680,387
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --          --     27,342
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --          --      1,070
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --       1,072         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --   1,268,553  3,053,043
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      26,481    381,136
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --          --     40,257
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --          --      2,389
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --          --      1,121
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --          --      1,070
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --          --      1,070
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --          --     13,521
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --         --         752        564
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --         --     550,855    933,408
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --         --      86,823    158,753
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --         --          --     18,017
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         --          --      1,222
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --         --         752         --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --         --   1,253,418  1,967,469
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                               --         --      84,961    681,081
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                               --         --          --      4,320
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                               --         --          --      1,259

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000       2001
                                                                                    Net Assets Net Assets Net Assets Net Assets
-------------------------------------------------------------------------------------------------------------------------------
DGPF Small Cap Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                            $     --   $     --  $       -- $   98,399
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --         --          --     19,396
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --         --          --     26,423
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --         --          --     17,029
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --       1,186      1,305
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --      79,847  1,487,432
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --      48,533  1,050,853
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --          --     60,490
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --          --      8,875
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --       1,186         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --   1,052,405  4,274,165
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      60,331    868,219
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --          --     53,100
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --          --     19,211
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --          --      9,887
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --          --      3,285
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --          --      1,179
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --          --      1,179
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --         --         880        784
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --         --      89,076    170,600
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --         --       3,454     92,199
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --         --          --      1,153
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         --          --      1,153
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --         --         880         --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --         --     182,896    463,633
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                               --         --       8,497     89,395
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                               --         --          --     33,211
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                               --         --          --      1,187
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --         --          --     80,501
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --         --          --     66,389
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --         --          --     11,503
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --         --          --     20,463
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --         777        648
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --     901,488  2,150,097
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --     153,026    567,402
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --          --     43,959
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --          --     15,763
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --         777         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --   6,369,211  8,741,850
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --     499,373  1,085,248
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --          --     27,255
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --          --     19,760
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --          --     43,455
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --          --      7,932
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --          --      1,279
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --          --      1,278
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --         --          --      1,169
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --         --          --      1,170
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --         --          --      1,170
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --         --          --      1,169
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --         --          --      1,169
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --         --          --      1,170
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --         --          --      1,170
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --         --          --      1,169
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --         --          --      1,204
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --         --          --      1,205
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --         --          --      1,205

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999        2000
                                                                                    Net Assets Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
DGPF U.S. Growth Service Class Series (continued)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                      $     --  $        -- $        --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
Dreyfus Small Cap Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                135,524    3,849,870   6,070,769
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                377,887   15,495,149  29,138,345
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --       96,146      40,250
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                451,630   37,940,538  59,058,095
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --      170,428     289,304
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                135,424    8,924,638  11,749,877
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --     287,992
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --       1,087
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --     296,686
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --       4,137
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --           --       1,087
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --           --     532,719
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --           --      63,374
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --         837
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --     340,621
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --      62,605
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --           --         837
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --           --   3,958,362
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --           --     576,437
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --

                                                                                    2001
                                                                                    Net Assets
-----------------------------------------------------------------------------------------------
DGPF U.S. Growth Service Class Series (continued)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                     $     1,205
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         1,169
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,170
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,169
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,166
Dreyfus Small Cap Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                3,934,529
  Lincoln Choice Plus (1.60% Fee Rate)                                                    1,168
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,168
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                               33,115,014
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 34,250
  Lincoln Choice Plus (1.60% Fee Rate)                                                   63,474
  Lincoln Choice Plus (1.65% Fee Rate)                                                   82,483
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                               49,571,049
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                232,529
  Lincoln Choice Plus (1.60% Fee Rate)                                                   20,358
  Lincoln Choice Plus (1.65% Fee Rate)                                                   31,129
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                7,903,472
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                204,801
  Lincoln Choice Plus (1.60% Fee Rate)                                                    2,288
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,090
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                43,164
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,110
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,110
  Lincoln Choice Plus II (1.65% Fee Rate)                                                28,290
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        1,016
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      1,452,655
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        516,870
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         60,393
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         10,192
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       2,168,471
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         966,408
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         134,946
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           1,142
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       101,014
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,109
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,109
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,109
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               135,963
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,178
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,178
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 4,911
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          678
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        667,624
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        153,614
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         64,075
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          7,573
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       6,196,314
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       1,037,839
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          52,293
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           1,212
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        47,622
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,177
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,177
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,177

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999        2000
                                                                                    Net Assets Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                            $     --  $        -- $        --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --         861
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --      51,860
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --       9,980
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --           --         861
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --           --   2,755,388
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --           --      24,082
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                665,177   18,901,884  21,086,458
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --     461,458
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --           --         849
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --           --      83,376
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --           --       1,461
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --           --          --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --           --          --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --           --         849
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --           --     318,955
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                               --           --      19,825
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                               --           --          --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                               --           --          --
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --           --          --

                                                                                    2001
                                                                                    Net Assets
-----------------------------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                           $    53,175
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,090
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,090
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,090
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          669
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        183,275
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         52,815
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          1,090
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          1,089
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       2,697,287
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         109,768
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           8,972
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           1,955
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         1,090
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,090
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,089
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,089
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                15,085
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,099
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,099
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,099
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         18,155
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          4,984
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          1,098
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          1,099
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         145,229
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           1,131
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           1,131
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           1,132
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        87,885
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,098
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,099
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,099
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                               16,123,664
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                329,566
  Lincoln Choice Plus (1.60% Fee Rate)                                                    1,135
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,135
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                             714
  Lincoln Choice Plus Access (1.65% Fee Rate)                                           159,933
  Lincoln Choice Plus Access (1.80% Fee Rate)                                            15,021
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             1,134
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             1,133
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                               --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                            414,981
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             66,668
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              1,168
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              1,167
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 8,529
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,144
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,144
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,144
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          1,570
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          1,143
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          1,144
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          1,144

Lincoln Life Variable Annuity Account N

                                                                         1998       1999        2000        2001
                                                                         Net Assets Net Assets  Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Service Class Portfolio (continued)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                           $     --  $        -- $        -- $     7,996
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                 --           --          --       1,178
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                 --           --          --       1,178
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                 --           --          --       1,178
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                               --           --          --      23,203
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                               --           --          --       1,138
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                               --           --          --       1,138
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                               --           --          --       1,138
Janus Aspen Series Balanced Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                       --           --          --      31,638
  Lincoln Choice Plus II (1.55% Fee Rate)                                       --           --          --      34,001
  Lincoln Choice Plus II (1.60% Fee Rate)                                       --           --          --       1,703
  Lincoln Choice Plus II (1.65% Fee Rate)                                       --           --          --       1,071
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                --           --          --       1,071
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                --           --          --       1,071
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                --           --          --       1,071
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                --           --          --       1,071
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                 --           --          --      81,366
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                 --           --          --       1,103
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                 --           --          --       1,511
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                 --           --          --       1,103
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                               --           --          --      71,471
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                               --           --          --       1,071
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                               --           --          --       1,071
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                               --           --          --      14,796
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                       --           --          --      18,881
  Lincoln Choice Plus II (1.55% Fee Rate)                                       --           --          --       1,422
  Lincoln Choice Plus II (1.60% Fee Rate)                                       --           --          --       1,477
  Lincoln Choice Plus II (1.65% Fee Rate)                                       --           --          --       1,156
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                --           --          --       9,482
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                --           --          --       1,157
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                --           --          --       1,157
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                --           --          --       1,156
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                 --           --          --      31,548
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                 --           --          --       1,191
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                 --           --          --       1,191
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                 --           --          --       1,187
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                               --           --          --       4,538
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                               --           --          --       1,151
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                               --           --          --       1,150
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                               --           --          --       1,150
Kemper Small Cap Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                      49,364    5,918,527   6,592,635   3,338,689
  Lincoln Choice Plus (1.60% Fee Rate)                                          --           --          --       1,222
  Lincoln Choice Plus (1.65% Fee Rate)                                          --           --          --      27,201
Kemper Government Securities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                     773,341   12,138,350  16,130,929  18,467,030
  Lincoln Choice Plus (1.60% Fee Rate)                                          --           --          --       1,002
  Lincoln Choice Plus (1.65% Fee Rate)                                          --           --          --       1,002
LN Aggressive Growth Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                       --           --          --       1,247
  Lincoln Choice Plus II (1.55% Fee Rate)                                       --           --          --       1,247
  Lincoln Choice Plus II (1.60% Fee Rate)                                       --           --          --       1,247
  Lincoln Choice Plus II (1.65% Fee Rate)                                       --           --          --       1,246
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                --           --          --       1,246
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                --           --          --       1,247
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                --           --          --       1,247
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                --           --          --       1,247
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                 --           --          --       1,283
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                 --           --          --       1,284

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999        2000
                                                                                    Net Assets Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
LN Aggressive Growth Fund (continued)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                      $     --  $        -- $        --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             465,736   12,130,290  24,721,407
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --           --          --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --           --          --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --       1,062
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --     490,954
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --      25,924
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --           --       1,062
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --           --   2,365,467
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --           --     160,988
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --           --          --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --

                                                                                    2001
                                                                                    Net Assets
-----------------------------------------------------------------------------------------------
LN Aggressive Growth Fund (continued)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                     $     1,284
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           1,284
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         1,247
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,247
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,247
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,243
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            61,650,712
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               191,515
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               155,722
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               212,268
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      7,229,044
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      2,985,892
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        243,002
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         59,837
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                      15,942,826
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       3,320,535
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         294,378
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           2,280
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       219,123
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        11,622
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,011
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         2,272
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 5,423
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,168
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,167
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,167
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          1,167
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          1,168
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          1,168
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          1,167
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           2,068
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           1,203
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           1,203
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           1,203
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         1,167
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,165
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,162
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,161
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 1,102
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,102
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,102
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,102
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          1,070
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          1,069
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          1,101
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          1,069
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           1,135
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           1,102
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           1,135
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           1,135
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         1,102
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,272
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,099
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,096

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999        2000
                                                                                    Net Assets Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                           $       -- $        -- $        --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                   --          --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                   --          --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --          --          --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --          --          --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                            --          --          --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                            --          --          --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --          --          --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                             --          --          --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                             --          --          --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                             --          --          --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                             --          --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --          --          --
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            3,491,277  17,840,534  30,244,465
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                   --          --          --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                   --          --          --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --          --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --          --       1,022
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                            --          --   1,747,447
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                            --          --     146,687
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                            --          --          --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --          --          --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --          --       1,022
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                             --          --   5,910,509
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                             --          --     913,089
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                             --          --          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                             --          --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --          --          --
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --          --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                   --          --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                   --          --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --          --          --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --          --          --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                            --          --          --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                            --          --          --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --          --          --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                             --          --          --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                             --          --          --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                             --          --          --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                             --          --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                           --          --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --          --          --
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  64,832  23,706,866  37,013,191
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                    --          --     139,283
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --          --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --          --          --

                                                                                    2001
                                                                                    Net Assets
-----------------------------------------------------------------------------------------------
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                           $     4,908
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,108
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,108
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,108
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          1,108
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          1,107
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          1,108
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          1,108
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           1,141
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           1,141
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           1,141
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           1,141
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         1,108
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,108
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,104
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,102
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                            64,505,493
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               273,773
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               273,093
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                90,346
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                     27,521,470
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      2,368,965
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                          1,002
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          3,529
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                      24,196,425
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                      10,471,715
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          39,706
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         195,289
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       239,628
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        12,128
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,002
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         2,257
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 5,609
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,156
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,156
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,156
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          1,153
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          1,153
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          1,157
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          1,154
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           1,191
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           1,188
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           1,191
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           1,191
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         1,156
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,157
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,153
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,150
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               23,308,799
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 46,926
  Lincoln Choice Plus (1.60% Fee Rate)                                                    7,689
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,213

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999        2000
                                                                                    Net Assets Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               $515,906  $13,097,460 $25,980,162
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --      26,646
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                687,815   16,824,825  45,685,014
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --       51,888      49,834
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 87,425    8,152,016  14,748,162
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                   --           --      41,055
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --           --          --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --           --          --
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --         818
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --     224,004
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --      98,809
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --           --         818
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --           --   3,983,954
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --           --      72,958
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --       1,114
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --     321,844
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --       7,005
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --           --       1,114
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --           --   2,022,794
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --           --     205,790
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --           --          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --           --          --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --           --          --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --           --          --
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --           --          --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --           --         991
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --           --     584,647
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --           --      67,585

                                                                                    2001
                                                                                    Net Assets
-----------------------------------------------------------------------------------------------
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                              $42,566,565
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 23,699
  Lincoln Choice Plus (1.60% Fee Rate)                                                  125,069
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,064
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               38,543,343
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 33,817
  Lincoln Choice Plus (1.60% Fee Rate)                                                   29,771
  Lincoln Choice Plus (1.65% Fee Rate)                                                   33,795
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                               13,856,452
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 29,254
  Lincoln Choice Plus (1.60% Fee Rate)                                                    6,828
  Lincoln Choice Plus (1.65% Fee Rate)                                                    1,138
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 3,926
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,214
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,214
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,214
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          535
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        646,311
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        203,913
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         39,760
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          1,212
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       3,018,289
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         515,562
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           9,900
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           1,249
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        33,440
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,213
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,213
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         1,213
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               115,896
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 1,235
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 1,540
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 1,064
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)        1,099
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      3,917,372
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        985,185
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         79,982
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         11,273
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       8,401,751
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       1,724,983
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         158,255
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           1,095
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       161,350
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         1,402
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         1,063
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        13,520
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                33,082
  Lincoln Choice Plus II (1.55% Fee Rate)                                                52,515
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 5,985
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   985
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          738
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      2,116,185
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        644,841

Lincoln Life Variable Annuity Account N

                                                                                   1998       1999       2000       2001
                                                                                   Net Assets Net Assets Net Assets Net Assets
------------------------------------------------------------------------------------------------------------------------------
MFS Utilities Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                    $     --   $     --  $       -- $  171,586
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                          --         --          --        984
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)         --         --         991         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                           --         --   2,160,414  5,180,231
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                           --         --     281,280  2,080,710
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                           --         --          --     58,678
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                           --         --          --      1,014
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --         --          --     24,347
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --         --          --        984
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --         --          --        984
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --         --          --        984
MFS Research Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                           --         --         883        685
  Lincoln Choice Plus Access (1.65% Fee Rate)                                             --         --     448,313  1,268,370
  Lincoln Choice Plus Access (1.80% Fee Rate)                                             --         --      45,834    591,584
  Lincoln Choice Plus Access (1.85% Fee Rate)                                             --         --          --     19,240
  Lincoln Choice Plus Access (1.90% Fee Rate)                                             --         --          --      1,137
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                            --         --         883         --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                              --         --   2,501,623  3,012,382
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                              --         --     107,223    622,793
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                              --         --          --      4,312
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                              --         --          --      1,171
MFS Capital Opportunities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --         --          --      3,322
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --         --          --      1,195
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --         --          --      1,194
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --         --          --     24,574
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --         --          --      1,194
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --         --          --      1,195
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --         --          --      1,195
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --         --          --      6,391
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --         --          --     51,185
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --         --          --      1,231
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --         --          --      1,230
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --         --          --      1,230
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --         --          --      1,194
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --         --          --      1,195
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --         --          --      1,195
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --         --          --      1,194
NB AMT Mid-Cap Growth Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --         --          --     56,680
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --         --          --      1,206
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --         --          --      1,206
  Lincoln Choice Plus II (1.65% Fee Rate)                                                 --         --          --      4,517
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                          --         --          --      2,561
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                          --         --          --      1,206
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                          --         --          --      1,206
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                          --         --          --      1,206
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                           --         --          --     15,738
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                           --         --          --      1,242
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                           --         --          --      1,242
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                           --         --          --      1,242
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                         --         --          --     12,913
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                         --         --          --      1,205
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                         --         --          --      1,200
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                         --         --          --      1,199
NB AMT Regency Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                 --         --          --      4,485
  Lincoln Choice Plus II (1.55% Fee Rate)                                                 --         --          --      1,120
  Lincoln Choice Plus II (1.60% Fee Rate)                                                 --         --          --      1,120

Lincoln Life Variable Annuity Account N

                                                          1998       1999       2000       2001
                                                          Net Assets Net Assets Net Assets Net Assets
------------------------------------------------------------------------------------------------------
NB AMT Regency Portfolio (continued)
  Lincoln Choice Plus II (1.65% Fee Rate)                  $     --  $       -- $       -- $     1,120
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --         --       1,120
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --         --       1,120
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --         --       1,120
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --         --       1,120
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --         --      72,771
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --         --       1,154
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --         --       1,154
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --         --       1,154
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --         --       1,130
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --         --       1,119
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --         --       1,115
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --         --       1,115
OCC Accumulation Global Equity Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                      113,940   3,693,453  5,220,222   3,711,616
  Lincoln Choice Plus (1.60% Fee Rate)                           --          --         --       1,050
  Lincoln Choice Plus (1.65% Fee Rate)                           --          --         --      34,527
OCC Accumulation Managed Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                       38,421   5,454,168  6,837,582   5,873,260
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)         --      42,143     41,485      35,319
  Lincoln Choice Plus (1.60% Fee Rate)                           --          --         --       1,031
  Lincoln Choice Plus (1.65% Fee Rate)                           --          --         --       1,031
Putnam VT Growth and Income Class IB fund
  Lincoln Choice Plus II (1.40% Fee Rate)                        --          --         --       6,345
  Lincoln Choice Plus II (1.55% Fee Rate)                        --          --         --       1,092
  Lincoln Choice Plus II (1.60% Fee Rate)                        --          --         --       1,091
  Lincoln Choice Plus II (1.65% Fee Rate)                        --          --         --       1,091
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --         --       1,091
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --         --       1,091
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --         --       1,091
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --         --       1,092
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --         --       4,964
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --         --       1,124
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --         --       1,124
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --         --       1,124
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --         --      42,433
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --         --       1,091
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --         --       1,088
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --         --       1,085
Putnam VT Health Sciences Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                        --          --         --      11,909
  Lincoln Choice Plus II (1.55% Fee Rate)                        --          --         --      14,480
  Lincoln Choice Plus II (1.60% Fee Rate)                        --          --         --       1,062
  Lincoln Choice Plus II (1.65% Fee Rate)                        --          --         --       1,062
  Lincoln Choice Plus II Access (1.65% Fee Rate)                 --          --         --       1,062
  Lincoln Choice Plus II Access (1.80% Fee Rate)                 --          --         --       2,924
  Lincoln Choice Plus II Access (1.85% Fee Rate)                 --          --         --       1,061
  Lincoln Choice Plus II Access (1.90% Fee Rate)                 --          --         --       1,062
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                  --          --         --      42,811
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                  --          --         --       1,093
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                  --          --         --       1,093
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                  --          --         --       1,094
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                --          --         --      23,699
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                --          --         --       1,061
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                --          --         --       1,062
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                --          --         --       1,060
Franklin Mutual Shares Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                           --          --  1,855,541  14,452,413
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)         --          --         --      39,826
  Lincoln Choice Plus (1.60% Fee Rate)                           --          --         --     187,570

Lincoln Life Variable Annuity Account N

                                                                                    1998       1999       2000       2001
                                                                                    Net Assets Net Assets Net Assets Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Class 2 Fund (continued)
  Lincoln Choice Plus (1.65% Fee Rate)                                               $     --   $     --  $       -- $   67,739
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --         --       1,086         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --         --     190,194  2,256,799
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --         --      13,644  1,259,616
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --         --          --    307,435
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         --          --      7,579
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --         --       1,086         --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --         --     109,457  4,582,960
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                               --         --      28,841    848,492
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                               --         --          --     52,381
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                               --         --          --     18,272
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         --   6,285,909  9,268,460
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --         --          --     14,343
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --         --          --     44,450
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         --          --     30,168
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --         805         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --     217,550  1,006,320
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --      27,444    127,308
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --          --     27,017
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --          --      1,229
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --         805         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --   4,325,026  6,093,983
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      32,008    615,832
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --          --     13,877
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --          --      1,706
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --          --     81,436
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --          --      1,229
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --          --      1,229
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --          --      1,229
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                  --         --   1,704,804  4,036,314
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --         --          --      1,118
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --         --          --     18,653
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --         --          --      4,681
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --         --       1,021         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --         --      25,690    434,388
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --         --      37,145    188,982
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --         --          --      1,116
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --         --          --      1,116
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --         --       1,021         --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --         --      73,884    592,861
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --         --      15,006     80,637
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --         --          --      6,818
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --         --          --      1,150
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --         --          --      1,117
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --         --          --      1,117
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --         --          --      1,117
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --         --          --      1,116
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                     --         --   2,175,239  3,731,055
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --         --          --      1,690
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --         --          --     68,486
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --         --         968         --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --         --     149,367    712,809
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --         --      11,908     71,789
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --         --          --     27,131
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --         --          --      1,087
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --         --         968         --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --         --      38,579  1,251,404

Lincoln Life Variable Annuity Account N

                                                            1998       1999          2000        2001
                                                            Net Assets Net Assets    Net Assets  Net Assets
------------------------------------------------------------------------------------------------------------
Templeton International Securities Class 2 Fund (continued)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                $      --  $          -- $    54,127 $   318,824
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                       --             --          --       2,303
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                       --             --          --       1,120

The following is a summary of the total return rates based on unit values for the year or period ended December 31. Initial total return rates are not annualized.


                                                                 1998          1999          2000          2001
                                                                 Total Return* Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                  --            --       (16.54)%      (24.35)%
  Lincoln Choice Plus (1.60% Fee Rate)                                  --            --             --        17.23%
  Lincoln Choice Plus (1.65% Fee Rate)                                  --            --             --        21.34%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --            --       (20.71)%            --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --            --       (20.79)%      (24.54)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --            --       (20.84)%      (24.65)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --            --             --         9.94%
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --            --             --        21.25%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)          --            --       (20.71)%            --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --            --       (21.40)%      (24.50)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --            --       (20.82)%      (24.61)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --            --             --        21.28%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --            --             --        21.27%
AIM V.I. Growth Fund
  Lincoln Choice Plus (1.40% Fee Rate)                              11.12%        33.33%       (21.60)%      (34.81)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)            11.12%        33.33%       (21.60)%      (34.81)%
  Lincoln Choice Plus (1.60% Fee Rate)                                  --            --             --         6.83%
  Lincoln Choice Plus (1.65% Fee Rate)                                  --            --             --        11.34%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --            --       (26.30)%            --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --            --       (26.38)%      (34.97)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --            --       (26.43)%      (35.07)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --            --             --         1.60%
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --            --             --        11.25%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)          --            --       (26.30)%            --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --            --       (27.07)%      (34.94)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --            --       (26.41)%      (35.03)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --            --             --        11.29%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --            --             --        11.27%
AIM V.I. International Equity Fund
  Lincoln Choice Plus (1.40% Fee Rate)                               2.78%        52.85%       (27.43)%      (24.60)%
  Lincoln Choice Plus (1.60% Fee Rate)                                  --            --             --         6.20%
  Lincoln Choice Plus (1.65% Fee Rate)                                  --            --             --         6.18%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --            --       (19.85)%            --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --            --       (19.56)%      (24.79)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                           --            --       (19.63)%      (24.90)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                           --            --             --       (0.53)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                           --            --             --         6.14%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)          --            --       (19.49)%            --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            --            --       (19.12)%      (24.75)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            --            --       (19.61)%      (24.86)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            --            --             --       (0.52)%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            --            --             --         6.15%
AIM V.I. Value Fund
  Lincoln Choice Plus (1.40% Fee Rate)                               9.37%        28.03%       (15.83)%      (13.78)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)             9.37%        28.03%       (15.83)%      (13.78)%
  Lincoln Choice Plus (1.60% Fee Rate)                                  --            --             --         5.70%
  Lincoln Choice Plus (1.65% Fee Rate)                                  --            --             --        13.18%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)         --            --       (15.05)%            --
  Lincoln Choice Plus Access (1.65% Fee Rate)                           --            --       (15.13)%      (14.00)%

Lincoln Life Variable Annuity Account N

                                                                             1998          1999          2000
                                                                             Total Return* Total Return* Total Return*
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund (continued)
  Lincoln Choice Plus Access (1.80% Fee Rate)                                     --            --         (15.19)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                     --            --               --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                     --            --               --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                    --            --         (15.05)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                      --            --         (16.06)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                      --            --         (15.17)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                      --            --               --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                      --            --               --
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                 --            --               --
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                 --            --               --
AIM V.I. Value Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                  --            --               --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                   --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                 --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                 --            --               --
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                         --            --           24.85%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)       --            --           24.85%

                                                                             2001
                                                                             Total Return*
------------------------------------------------------------------------------------------
AIM V.I. Value Fund (continued)
  Lincoln Choice Plus Access (1.80% Fee Rate)                                  (14.12)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                     5.62%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                    13.10%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                       --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                   (13.95)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                   (14.08)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                      5.64%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                     13.11%
AIM V.I. Growth Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                        11.38%
  Lincoln Choice Plus II (1.55% Fee Rate)                                        11.31%
  Lincoln Choice Plus II (1.60% Fee Rate)                                        11.30%
  Lincoln Choice Plus II (1.65% Fee Rate)                                        11.29%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                 16.20%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                 16.16%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                 11.23%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                 16.13%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                  11.30%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                  16.18%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                  11.25%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                  11.22%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                11.28%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                11.23%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                11.20%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                11.19%
AIM V.I. International Equity Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                         6.21%
  Lincoln Choice Plus II (1.55% Fee Rate)                                         6.19%
  Lincoln Choice Plus II (1.60% Fee Rate)                                         6.14%
  Lincoln Choice Plus II (1.65% Fee Rate)                                         6.13%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                 12.29%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                 12.26%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                  6.10%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                 12.22%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                   6.15%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                  12.28%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                   6.11%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                   6.10%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                 6.12%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                 6.10%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                 6.08%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                 6.03%
AIM V.I. Value Class II Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                        13.23%
  Lincoln Choice Plus II (1.55% Fee Rate)                                        13.18%
  Lincoln Choice Plus II (1.60% Fee Rate)                                        13.16%
  Lincoln Choice Plus II (1.65% Fee Rate)                                        13.15%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                 13.15%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                 18.42%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                 13.08%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                 18.38%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                  13.17%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                  18.43%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                  13.10%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                  13.08%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                13.13%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                13.09%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                13.06%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                13.05%
AVPSF Growth and Income Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                       (1.24)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)     (1.24)%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
AVPSF Growth and Income Class B Fund (continued)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --            4.83%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --            4.73%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --            4.67%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --            4.83%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --            4.57%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --            4.69%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                   --            --         (13.48)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   --            --               --
  Lincoln Choice Plus (1.65% Fee Rate)                                                   --            --               --
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          --            --         (19.51)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            --            --         (19.60)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                            --            --         (19.66)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                           --            --         (19.51)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                             --            --         (20.04)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             --            --         (19.64)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             --            --               --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                             --            --               --
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --            --         (10.59)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              --            --         (10.59)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --         (22.59)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --         (22.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --         (22.74)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (22.59)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --         (23.18)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --         (22.72)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --            --               --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
AVPSF Growth and Income Class B Fund (continued)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               13.24%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                3.50%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               13.20%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (1.49)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                       (1.64)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         3.42%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        13.12%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                        (1.44)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                        (1.59)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          3.44%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         13.14%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       13.20%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       13.15%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       13.13%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       13.12%
AVPSF Growth Class B Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                (24.71)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  19.75%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  19.73%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                             --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                         (24.90)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                         (25.01)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                            8.92%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           19.64%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                          (24.86)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                          (24.98)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             8.93%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            19.66%
AVPSF Premier Growth Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             (18.55)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)           (18.55)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               19.58%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               10.07%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               19.52%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (18.75)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (18.88)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         9.99%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        19.44%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (18.71)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (18.84)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         19.46%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         19.46%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       19.54%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       19.48%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       19.47%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       19.46%
AVPSF Small Cap Value Class B Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               18.83%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               18.78%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               18.76%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               18.75%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        18.74%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        18.69%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        18.68%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        18.66%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
AVPSF Small Cap Value Class B Fund (continued)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --            --         (30.39)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              --            --         (30.39)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --         (33.50)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --         (33.56)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --         (33.61)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (33.50)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --         (34.46)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --         (33.59)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
AFIS Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --            --         (30.80)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --         (17.48)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --         (17.56)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --         (17.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (17.48)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --         (17.05)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --         (17.60)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --            --          (3.09)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              --            --          (3.09)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --         (10.17)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --         (10.27)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --         (10.32)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (10.17)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --         (11.13)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --         (10.30)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
AVPSF Small Cap Value Class B Fund (continued)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         18.76%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         18.72%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         18.70%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         18.68%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       18.74%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       18.70%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       18.68%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       18.66%
AVPSF Technology Class B Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             (26.49)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)           (26.49)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               28.82%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               28.76%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               28.74%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (26.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (26.79)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        15.46%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        28.65%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (26.64)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (26.75)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         15.47%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         28.66%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       28.77%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       28.71%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       28.70%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       28.68%
AFIS Global Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             (14.07)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               25.08%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               11.34%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               25.02%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (14.28)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (14.41)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        24.96%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        24.94%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (14.24)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (14.37)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         11.26%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         24.95%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       25.07%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       25.03%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       25.00%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       24.98%
AFIS Growth Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             (19.29)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)           (19.29)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               23.20%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                8.20%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               23.15%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (19.49)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (19.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         8.11%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        23.05%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (19.45)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (19.58)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          8.13%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund (continued)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --            --           12.79%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --            4.46%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --            4.36%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --            4.30%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --            4.46%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --            4.29%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --            4.32%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --            --         (31.55)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              --            --         (31.55)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --         (21.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --         (21.71)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --         (21.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (21.62)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --         (21.35)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --         (21.75)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund (continued)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         23.07%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       23.16%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       23.11%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       23.09%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       23.07%
AFIS Growth-Income Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                1.13%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               13.20%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                5.35%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               13.14%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         0.88%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         0.73%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         5.27%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        13.08%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          0.93%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          0.78%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          5.28%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         13.09%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       13.14%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       13.11%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       13.09%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       13.07%
AFIS International Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             (21.00)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)           (21.00)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                8.46%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                2.24%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                8.40%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (21.20)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (21.32)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         2.16%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         8.34%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (21.16)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (21.28)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          2.18%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          8.35%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        8.41%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        8.38%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        8.36%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        8.34%
Deutsche VIT EAFE Equity Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                6.06%
  Lincoln Choice Plus II (1.55% Fee Rate)                                                6.03%
  Lincoln Choice Plus II (1.60% Fee Rate)                                                5.99%
  Lincoln Choice Plus II (1.65% Fee Rate)                                                5.98%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         5.98%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                         5.95%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                         5.94%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         5.92%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                          5.99%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                          5.96%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                          5.96%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                          5.93%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        5.96%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        5.94%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        5.92%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        5.89%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                3.53%        18.80%      (10.50)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)              3.53%        18.80%      (10.50)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                   --            --            --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                   --            --            --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                   --            --            --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --            --      (10.04)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                            --            --      (10.13)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                            --            --      (10.18)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                            --            --            --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                            --            --            --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --            --      (10.04)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                             --            --      (10.69)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                             --            --      (10.17)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                             --            --            --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                             --            --            --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --            --            --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                           --            --            --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                           --            --            --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --            --            --
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --            --            --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                   --            --            --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                   --            --            --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --            --            --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                            --            --            --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                            --            --            --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                            --            --            --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                            --            --            --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                             --            --            --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                             --            --            --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                             --            --            --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                             --            --            --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                           --            --            --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                           --            --            --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                           --            --            --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                           --            --            --
Liberty Colonial US Stock Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                   3.95%        10.01%         2.18%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (0.77)%        65.68%      (16.81)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               (0.77)%        65.68%      (16.81)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                             --            --      (17.39)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                               --            --      (17.49)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                               --            --      (17.54)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                               --            --            --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --            --            --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --            --      (17.39)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                                --            --      (17.48)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                                --            --      (17.52)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                                --            --            --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                                --            --            --
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   0.21%       (4.40)%         9.78%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 0.21%       (4.40)%         9.78%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             (13.40)%
  Lincoln Choice Plus and Choice Plus II--Annuity Reserves (1.40% Fee Rate)           (13.40)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               12.85%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                4.91%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               12.80%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (13.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (13.75)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        12.75%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        12.73%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (13.58)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (13.71)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          4.85%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         12.73%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       12.81%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       12.77%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       12.74%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       12.73%
Deutsche VIT Small Cap Index Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               21.24%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               21.18%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               21.17%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               21.16%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        21.15%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        21.10%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        21.09%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        21.07%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         21.17%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         21.12%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         21.11%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         21.08%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       21.17%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       21.12%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       21.10%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       21.09%
Liberty Colonial US Stock Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (1.99)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   7.42%
  Lincoln Choice Plus (1.65% Fee Rate)                                                   7.41%
Liberty Colonial Newport Tiger Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                (19.62)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (19.62)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   5.73%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  20.06%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                             --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                         (19.82)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                         (19.94)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                          19.18 %
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           19.99%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                          (19.78)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                          (19.90)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                           20.03 %
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            20.01%
DGPF Growth and Income Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (5.22)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               (5.22)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   3.27%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  11.04%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (0.30)%       (3.96)%      (17.48)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               (0.30)%       (3.96)%      (17.48)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF Devon Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   3.13%      (11.39)%      (12.99)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 3.13%      (11.39)%      (12.99)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (7.32)%        46.22%      (24.67)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF International Equity Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   1.52%        14.01%       (0.87)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   1.19%       (3.96)%        29.51%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 1.19%       (3.96)%        29.51%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF Select Growth Series                                                                                 --
  Lincoln Choice Plus (1.40% Fee Rate)                                                      --            --      (27.79)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                    --            --      (27.79)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   4.89%       (6.18)%        16.54%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   6.59%        11.35%      (10.63)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   8.54%        68.08%       (8.18)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 8.54%        68.08%       (8.18)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                      --            --            --
  Lincoln Choice Plus (1.65% Fee Rate)                                                      --            --            --
DGPF Emerging Markets Service Class Series                                                                              --
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                             --            --      (17.29)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                               --            --      (17.39)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                               --            --      (17.44)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                               --            --            --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                               --            --            --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --            --      (17.29)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                                --            --      (17.48)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                                --            --      (17.41)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                                --            --            --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                                --            --            --
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                   --            --            --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                   --            --            --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                   --            --            --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                   --            --            --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --            --        15.70%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                            --            --        15.56%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                            --            --        15.51%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                            --            --            --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
DGPF High Yield Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (5.43)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               (5.43)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   3.31%
  Lincoln Choice Plus (1.65% Fee Rate)                                                   3.28%
DGPF Devon Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                (10.45)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (10.45)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  14.76%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  14.75%
DGPF Emerging Markets Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   3.82%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  14.84%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  14.22%
DGPF International Equity Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                (14.05)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   9.64%
  Lincoln Choice Plus (1.65% Fee Rate)                                                   9.62%
DGPF REIT Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                   7.28%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                 7.28%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   7.34%
  Lincoln Choice Plus (1.65% Fee Rate)                                                   7.12%
DGPF Select Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                (24.85)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (24.85)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  22.23%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  22.21%
DGPF Small Cap Value Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  10.29%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   9.92%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  18.03%
DGPF Social Awareness Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                (10.79)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  15.35%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  15.34%
DGPF Trend Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                (16.52)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (16.52)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  13.50%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  27.94%
DGPF Emerging Markets Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          3.73%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            3.43%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                            3.29%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           14.17%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           14.16%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                             3.49%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             3.35%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             4.16%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            14.16%
DGPF Growth and Income Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               11.07%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               11.03%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               11.00%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               10.99%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (5.34)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (5.61)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                       (5.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         3.12%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
DGPF Growth and Income Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --           15.70%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --           15.19%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --           15.53%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
DGPF High Yield Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --         (10.33)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --         (10.41)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --         (10.49)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (10.33)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --         (10.39)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --         (10.47)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
DGPF REIT Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --            7.15%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --            7.04%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --            6.98%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --            7.15%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --            6.76%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --            7.00%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          --                       (24.81)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            --            --         (24.88)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                            --            --         (24.93)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                           --            --         (24.81)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                             --            --         (24.86)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             --            --         (24.91)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             --            --               --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                             --            --               --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
DGPF Growth and Income Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        10.90%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                        (5.56)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                        (5.70)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          3.14%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         10.91%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       10.97%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       10.93%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       10.92%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       10.89%
DGPF High Yield Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                3.17%
  Lincoln Choice Plus II (1.55% Fee Rate)                                                3.13%
  Lincoln Choice Plus II (1.60% Fee Rate)                                                3.11%
  Lincoln Choice Plus II (1.65% Fee Rate)                                                3.09%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (5.70)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (5.94)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                       (6.09)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                       (0.57)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         3.02%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                        (5.90)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                        (6.04)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                        (0.55)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          3.04%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        3.08%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        3.04%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        3.04%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        3.02%
DGPF REIT Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                7.11%
  Lincoln Choice Plus II (1.55% Fee Rate)                                                7.08%
  Lincoln Choice Plus II (1.60% Fee Rate)                                                7.07%
  Lincoln Choice Plus II (1.65% Fee Rate)                                                7.04%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       7.18%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         6.89%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         6.73%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         3.78%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         6.97%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          6.95%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          6.79%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          3.80%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          6.98%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        7.03%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        7.00%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        6.99%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        6.97%
DGPF Select Growth Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                       (24.95)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                         (25.15)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                         (25.26)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           22.22%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           22.20%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                          (25.11)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                          (25.22)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             9.79%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            22.22%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
DGPF Small Cap Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --           18.55%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --           18.40%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --           18.35%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --           18.55%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --           17.72%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --           18.36%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          --            --         (11.99)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            --            --         (12.08)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                            --            --         (12.13)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                           --            --         (11.99)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                             --            --         (12.06)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             --            --         (12.12)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             --            --               --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                             --            --               --
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --         (22.31)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --         (22.38)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --         (22.44)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (22.31)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --         (22.37)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --         (22.42)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                --            --               --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         --            --               --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                          --            --               --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                          --            --               --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
DGPF Small Cap Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               18.07%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               18.01%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               17.99%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               17.98%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)      10.09%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         9.85%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         9.68%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         9.78%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        17.88%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          9.90%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          9.74%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          9.79%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         17.90%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       17.98%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       17.94%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       17.91%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       17.90%
DGPF Social Awareness Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                       (10.92)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                         (11.17)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                         (11.30)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           15.29%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           15.26%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                          (11.12)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                          (11.25)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                            15.31%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            15.29%
DGPF Trend Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               28.01%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               27.95%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               27.94%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               27.92%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)    (16.63)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (16.84)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (16.96)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        22.07%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        27.80%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (16.80)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (16.92)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         13.37%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         27.82%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       27.92%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       27.86%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       27.85%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       27.84%
DGPF U.S. Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               16.52%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               16.46%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               16.45%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               16.43%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        16.43%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        16.38%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        16.36%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        16.35%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         16.45%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         16.40%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         16.38%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
DGPF U.S. Growth Service Class Series (continued)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
Dreyfus Small Cap Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  7.15%        21.44%         11.73%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  1.01%         4.82%          6.91%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                1.01%         4.82%          6.91%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  6.05%        35.41%       (12.22)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                6.05%        35.41%       (12.22)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  1.06%        40.60%       (20.23)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                1.06%        40.60%       (20.23)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --            --          8.72%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --            --          8.60%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --            --          8.54%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --            --          8.72%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --            --          8.62%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --            --          8.57%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --            --       (16.31)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --            --       (16.40)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --            --       (16.46)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --            --       (16.31)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --            --       (16.38)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --            --       (16.44)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
DGPF U.S. Growth Service Class Series (continued)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         16.36%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       16.43%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       16.36%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       16.35%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       16.34%
Dreyfus Small Cap Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (7.42)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  16.85%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  16.83%
Fidelity VIP Equity Income Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (6.28)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               (6.28)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   3.04%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  11.05%
Fidelity VIP Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                (18.80)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (18.80)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  14.26%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  17.80%
Fidelity VIP Overseas Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                (22.26)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (22.26)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   8.71%
  Lincoln Choice Plus (1.65% Fee Rate)                                                   9.04%
Fidelity VIP Equity Income Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               11.07%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               11.02%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               11.00%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               10.98%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (6.54)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (6.78)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                       (6.92)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         2.85%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        10.88%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                        (6.73)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                        (6.87)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          2.86%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         10.92%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       10.98%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       10.93%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       10.92%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       10.90%
Fidelity VIP Growth Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               17.83%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               17.78%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               17.77%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               17.75%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)    (19.04)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (19.21)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (19.33)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         6.87%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        17.64%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (19.17)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (19.29)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          6.89%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         17.65%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       17.73%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       17.68%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       17.67%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       17.66%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --            --       (13.89)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --            --       (13.99)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --            --       (14.05)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --            --       (13.89)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --            --       (13.97)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --            --       (14.03)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                  3.89%         2.77%       (18.22)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                3.89%         2.77%       (18.22)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                            --            --       (15.08)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                              --            --       (15.17)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                              --            --       (15.23)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                              --            --             --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                              --            --             --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                             --            --       (15.08)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                               --            --       (15.15)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                               --            --       (15.21)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                               --            --             --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                               --            --             --
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --            --             --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                9.10%
  Lincoln Choice Plus II (1.55% Fee Rate)                                                9.05%
  Lincoln Choice Plus II (1.60% Fee Rate)                                                9.03%
  Lincoln Choice Plus II (1.65% Fee Rate)                                                9.02%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)    (22.26)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (22.45)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (22.57)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         8.95%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         8.92%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (22.42)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (22.53)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          8.97%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          8.95%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        9.00%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        8.96%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        8.94%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        8.93%
Fidelity VIP II Contrafund Service Class 2 Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                                9.46%
  Lincoln Choice Plus II (1.55% Fee Rate)                                                9.41%
  Lincoln Choice Plus II (1.60% Fee Rate)                                                9.39%
  Lincoln Choice Plus II (1.65% Fee Rate)                                                9.38%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                         9.38%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                         9.34%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                         9.34%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                         9.31%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                          9.40%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                          9.36%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                          9.35%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                          9.32%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        9.37%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        9.35%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        9.31%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        9.29%
Fidelity VIP III Growth Opportunities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                                (15.61)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (15.61)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  13.50%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  13.49%
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                       (15.87)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                         (16.04)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                         (16.17)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                           13.36%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                           13.33%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                          (16.00)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                          (16.12)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                            13.37%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                            13.34%
Janus Aspen Series Aggressive Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                               13.94%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               13.89%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               13.87%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               13.86%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        13.86%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        13.82%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        13.79%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        13.77%

Lincoln Life Variable Annuity Account N

                                                                         1998          1999          2000          2001
                                                                         Total Return* Total Return* Total Return* Total Return*
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth Service Class Portfolio (continued)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                 --            --            --         13.87%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                 --            --            --         13.84%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                 --            --            --         13.81%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                 --            --            --         13.79%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                               --            --            --         13.85%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                               --            --            --         13.79%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                               --            --            --         13.77%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                               --            --            --         13.77%
Janus Aspen Series Balanced Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                       --            --            --          6.69%
  Lincoln Choice Plus II (1.55% Fee Rate)                                       --            --            --          6.65%
  Lincoln Choice Plus II (1.60% Fee Rate)                                       --            --            --          6.62%
  Lincoln Choice Plus II (1.65% Fee Rate)                                       --            --            --          6.61%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                --            --            --          6.61%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                --            --            --          6.58%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                --            --            --          6.57%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                --            --            --          6.54%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                 --            --            --          6.62%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                 --            --            --          6.59%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                 --            --            --          6.59%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                 --            --            --          6.55%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                               --            --            --          6.59%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                               --            --            --          6.57%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                               --            --            --          6.54%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                               --            --            --          6.52%
Janus Aspen Series Worldwide Growth Service Class Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                                       --            --            --         15.20%
  Lincoln Choice Plus II (1.55% Fee Rate)                                       --            --            --         15.14%
  Lincoln Choice Plus II (1.60% Fee Rate)                                       --            --            --         15.13%
  Lincoln Choice Plus II (1.65% Fee Rate)                                       --            --            --         15.12%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                --            --            --         15.12%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                --            --            --         15.07%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                --            --            --         15.05%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                --            --            --         15.02%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                 --            --            --         15.13%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                 --            --            --         15.09%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                 --            --            --         15.07%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                 --            --            --         15.05%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                               --            --            --         15.10%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                               --            --            --         15.06%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                               --            --            --         15.03%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                               --            --            --         15.02%
Kemper Small Cap Growth Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                       10.14%        32.58%       (11.96)%      (29.80)%
  Lincoln Choice Plus (1.60% Fee Rate)                                          --            --            --         22.25%
  Lincoln Choice Plus (1.65% Fee Rate)                                          --            --            --         22.23%
Kemper Government Securities Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                        0.32%        (0.71)%        9.39%         5.99%
  Lincoln Choice Plus (1.60% Fee Rate)                                          --            --            --          0.22%
  Lincoln Choice Plus (1.65% Fee Rate)                                          --            --            --          0.15%
LN Aggressive Growth Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                       --            --            --         24.22%
  Lincoln Choice Plus II (1.55% Fee Rate)                                       --            --            --         24.17%
  Lincoln Choice Plus II (1.60% Fee Rate)                                       --            --            --         24.16%
  Lincoln Choice Plus II (1.65% Fee Rate)                                       --            --            --         24.14%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                --            --            --         24.14%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                --            --            --         24.08%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                --            --            --         24.07%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                --            --            --         24.05%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                 --            --            --         24.16%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                 --            --            --         24.10%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
LN Aggressive Growth Fund (continued)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --             --           --
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               0.95%        (4.60)%        9.34%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --             --           --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --             --           --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --             --           --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --             --        6.18%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --             --        6.06%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --             --        6.00%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --             --           --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --             --           --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --             --        6.18%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --             --        6.09%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --             --        6.03%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --             --           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --             --           --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --             --           --
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --             --           --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --             --           --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --             --           --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --             --           --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --             --           --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --             --           --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --             --           --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --             --           --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --             --           --
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --             --           --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --             --           --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --             --           --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --             --           --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --             --           --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --             --           --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --             --           --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --             --           --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --             --           --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --             --           --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --             --           --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
LN Aggressive Growth Fund (continued)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                        24.09%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                        24.07%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      24.12%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      24.07%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      24.06%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      24.04%
LN Bond Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               7.63%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               1.24%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               1.01%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               1.18%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                        7.37%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                        7.21%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        0.93%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        1.13%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                         7.42%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                         7.26%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         0.95%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         1.14%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       1.18%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       1.15%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       1.14%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       1.13%
LN Capital Appreciation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                              16.31%
  Lincoln Choice Plus II (1.55% Fee Rate)                                              16.26%
  Lincoln Choice Plus II (1.60% Fee Rate)                                              16.25%
  Lincoln Choice Plus II (1.65% Fee Rate)                                              16.23%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                       16.23%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                       16.18%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                       16.16%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                       16.15%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                        16.24%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                        16.19%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                        16.18%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                        16.17%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                      16.23%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                      16.17%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                      16.16%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                      16.14%
LN Global Asset Allocation Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               9.78%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               9.73%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               9.70%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               9.69%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                       13.80%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                       13.76%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        9.64%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                       13.74%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         9.70%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                        13.78%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         9.65%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         9.63%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       9.67%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       9.64%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       9.61%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       9.59%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                               0.34%         3.29%          4.60%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                  --            --             --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                  --            --             --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                  --            --             --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --            --          2.22%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --            --          2.12%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --            --          2.06%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --            --          2.22%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --            --          2.13%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --            --          2.07%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                           --            --             --
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 12.42%        73.97%       (20.73)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               12.42%        73.97%       (20.73)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  1.36%         1.64%         14.40%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                1.36%         1.64%         14.40%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
LN International Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               10.34%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               10.29%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               10.27%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               10.26%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        10.26%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        10.23%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        10.21%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        10.18%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         10.27%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         10.25%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         10.22%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         10.19%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       10.25%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       10.21%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       10.18%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       10.16%
LN Money Market Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                2.57%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                0.27%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                0.29%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                0.22%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         2.31%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         2.16%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         0.19%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         0.17%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          2.36%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          2.21%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          0.21%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          0.18%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        0.21%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        0.19%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        0.17%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        0.16%
LN Social Awareness Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                               15.20%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               15.15%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               15.13%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               15.12%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                                        21.07%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                                        21.01%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                                        15.06%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                                        20.98%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                                         15.13%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                                         21.03%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                                         15.08%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                                         15.05%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       15.11%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       15.06%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       15.04%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       15.03%
MFS Emerging Growth Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                (34.41)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (34.41)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  21.35%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  21.35%
MFS Total Return Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                 (1.15)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                               (1.15)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   2.88%
  Lincoln Choice Plus (1.65% Fee Rate)                                                   6.45%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  2.44%        28.98%          5.58%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                2.44%        28.98%          5.58%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                  5.86%        22.13%        (6.17)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                                5.86%        22.13%        (6.17)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                     --            --             --
  Lincoln Choice Plus (1.65% Fee Rate)                                                     --            --             --
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --            --       (18.21)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --            --       (18.30)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --            --       (18.35)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --            --       (18.21)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --            --       (18.28)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --            --       (18.34)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --            --         11.42%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --            --         11.28%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --            --         11.23%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --            --         11.42%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --            --         11.30%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --            --         11.24%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                            --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                            --            --             --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                          --            --             --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                          --            --             --
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.55% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.60% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus II (1.65% Fee Rate)                                                  --            --             --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)         --            --        (0.92)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                           --            --        (1.02)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                           --            --        (1.08)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                           --            --             --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)          --            --        (0.92)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                            --            --        (0.99)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                            --            --        (1.06)%

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
MFS Utilities Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                (25.26)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (25.26)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                 (6.25)%
  Lincoln Choice Plus (1.65% Fee Rate)                                                 (1.40)%
MFS Research Series
  Lincoln Choice Plus (1.40% Fee Rate)                                                (22.35)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                              (22.35)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                  11.36%
  Lincoln Choice Plus (1.65% Fee Rate)                                                  13.75%
MFS Emerging Growth Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                               21.44%
  Lincoln Choice Plus II (1.55% Fee Rate)                                               21.39%
  Lincoln Choice Plus II (1.60% Fee Rate)                                               21.37%
  Lincoln Choice Plus II (1.65% Fee Rate)                                               21.36%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)    (34.54)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (34.71)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (34.81)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        10.39%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        21.25%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (34.68)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (34.77)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         21.28%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         21.26%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       21.34%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       21.30%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       21.28%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       21.27%
MFS Total Return Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                                6.44%
  Lincoln Choice Plus II (1.55% Fee Rate)                                                6.42%
  Lincoln Choice Plus II (1.60% Fee Rate)                                                6.37%
  Lincoln Choice Plus II (1.65% Fee Rate)                                                6.36%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)     (1.34)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (1.61)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                       (1.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         6.30%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         6.29%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                        (1.56)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                        (1.71)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          2.78%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          6.32%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        6.35%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        6.32%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        6.31%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        6.27%
MFS Utilities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                                              (1.46)%
  Lincoln Choice Plus II (1.55% Fee Rate)                                              (1.49)%
  Lincoln Choice Plus II (1.60% Fee Rate)                                              (1.49)%
  Lincoln Choice Plus II (1.65% Fee Rate)                                              (1.52)%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)    (25.52)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (25.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (25.79)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                       (6.45)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                       (1.58)%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (25.65)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (25.76)%

Lincoln Life Variable Annuity Account N

                                                                 1998          1999          2000          2001
                                                                 Total Return* Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------
MFS Utilities Service Class Series (continued)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)       --            --               --       (6.44)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)       --            --               --       (1.57)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                     --            --               --       (1.54)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                     --            --               --       (1.58)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                     --            --               --       (1.58)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                     --            --               --       (1.59)%
MFS Research Service Class Series
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)       --            --         (11.66)%      (22.49)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         --            --         (11.75)%      (22.67)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                         --            --         (11.81)%      (22.79)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                         --            --               --         5.88%
  Lincoln Choice Plus Access (1.90% Fee Rate)                         --            --               --        13.71%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (11.66)%            --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                          --            --         (11.74)%      (22.64)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                          --            --         (11.79)%      (22.75)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                          --            --               --        13.76%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                          --            --               --        13.73%
MFS Capital Opportunities Service Class Series
  Lincoln Choice Plus II (1.40% Fee Rate)                             --            --               --        19.02%
  Lincoln Choice Plus II (1.55% Fee Rate)                             --            --               --        18.96%
  Lincoln Choice Plus II (1.60% Fee Rate)                             --            --               --        18.95%
  Lincoln Choice Plus II (1.65% Fee Rate)                             --            --               --        18.93%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                      --            --               --        18.93%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                      --            --               --        18.88%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                      --            --               --        18.86%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                      --            --               --        18.84%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                       --            --               --        18.94%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                       --            --               --        18.89%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                       --            --               --        18.87%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                       --            --               --        18.86%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                     --            --               --        18.93%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                     --            --               --        18.86%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                     --            --               --        18.85%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                     --            --               --        18.84%
NB AMT Mid-Cap Growth Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                             --            --               --        20.13%
  Lincoln Choice Plus II (1.55% Fee Rate)                             --            --               --        20.07%
  Lincoln Choice Plus II (1.60% Fee Rate)                             --            --               --        20.07%
  Lincoln Choice Plus II (1.65% Fee Rate)                             --            --               --        20.04%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                      --            --               --        20.04%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                      --            --               --        19.99%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                      --            --               --        19.97%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                      --            --               --        19.96%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                       --            --               --        20.06%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                       --            --               --        20.01%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                       --            --               --        19.99%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                       --            --               --        19.97%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                     --            --               --        20.02%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                     --            --               --        19.98%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                     --            --               --        19.96%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                     --            --               --        19.95%
NB AMT Regency Portfolio
  Lincoln Choice Plus II (1.40% Fee Rate)                             --            --               --        11.59%
  Lincoln Choice Plus II (1.55% Fee Rate)                             --            --               --        11.55%
  Lincoln Choice Plus II (1.60% Fee Rate)                             --            --               --        11.52%
  Lincoln Choice Plus II (1.65% Fee Rate)                             --            --               --        11.50%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                      --            --               --        11.50%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                      --            --               --        11.47%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                      --            --               --        11.46%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                      --            --               --        11.44%

Lincoln Life Variable Annuity Account N

                                                                 1998          1999          2000          2001
                                                                 Total Return* Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------
NB AMT Regency Portfolio (continued)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                          --           --            --         11.52%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                          --           --            --         11.49%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                          --           --            --         11.47%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                          --           --            --         11.45%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                        --           --            --         11.51%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                        --           --            --         11.48%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                        --           --            --         11.47%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                        --           --            --         11.45%
OCC Accumulation Global Equity Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                                0.62%       24.77%         3.25%       (15.02)%
  Lincoln Choice Plus (1.60% Fee Rate)                                   --           --            --          4.99%
  Lincoln Choice Plus (1.65% Fee Rate)                                   --           --            --          4.99%
OCC Accumulation Managed Portfolio
  Lincoln Choice Plus (1.40% Fee Rate)                              (1.85)%        3.54%         8.22%        (6.23)%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)            (1.85)%        3.54%         8.22%        (6.23)%
  Lincoln Choice Plus (1.60% Fee Rate)                                   --           --            --          3.14%
  Lincoln Choice Plus (1.65% Fee Rate)                                   --           --            --          3.13%
Putnam VT Growth and Income Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                --           --            --          8.71%
  Lincoln Choice Plus II (1.55% Fee Rate)                                --           --            --          8.67%
  Lincoln Choice Plus II (1.60% Fee Rate)                                --           --            --          8.64%
  Lincoln Choice Plus II (1.65% Fee Rate)                                --           --            --          8.62%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                         --           --            --          8.62%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                         --           --            --          8.59%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                         --           --            --          8.58%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                         --           --            --          8.56%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                          --           --            --          8.64%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                          --           --            --          8.61%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                          --           --            --          8.60%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                          --           --            --          8.57%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                        --           --            --          8.61%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                        --           --            --          8.58%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                        --           --            --          8.56%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                        --           --            --          8.52%
Putnam VT Health Sciences Class IB Fund
  Lincoln Choice Plus II (1.40% Fee Rate)                                --           --            --          5.75%
  Lincoln Choice Plus II (1.55% Fee Rate)                                --           --            --          5.71%
  Lincoln Choice Plus II (1.60% Fee Rate)                                --           --            --          5.68%
  Lincoln Choice Plus II (1.65% Fee Rate)                                --           --            --          5.67%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                         --           --            --          5.67%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                         --           --            --          5.64%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                         --           --            --          5.64%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                         --           --            --          5.60%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                          --           --            --          5.69%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                          --           --            --          5.66%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                          --           --            --          5.65%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                          --           --            --          5.61%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                        --           --            --          5.65%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                        --           --            --          5.63%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                        --           --            --          5.60%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                        --           --            --          5.57%
Franklin Mutual Shares Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                   --           --        21.12%          5.55%
  Lincoln Choice Plus--Annuity Reserves (1.40% Fee Rate)                 --           --        21.12%          5.55%
  Lincoln Choice Plus (1.60% Fee Rate)                                   --           --            --          0.66%
  Lincoln Choice Plus (1.65% Fee Rate)                                   --           --            --          7.49%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)          --           --         8.63%             --
  Lincoln Choice Plus Access (1.65% Fee Rate)                            --           --         8.51%          5.29%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            --           --         8.45%          5.13%
  Lincoln Choice Plus Access (1.85% Fee Rate)                            --           --            --          0.58%

Lincoln Life Variable Annuity Account N

                                                                                    1998          1999          2000
                                                                                    Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Class 2 Fund (continued)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                           --            --            8.63%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                             --            --            8.53%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             --            --            8.47%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             --            --               --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                             --            --               --
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --            --         (24.60)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --         (19.51)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --         (19.58)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --         (19.65)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --         (19.51)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --         (19.57)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --         (19.62)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                                --            --           10.29%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                                --            --               --
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)       --            --            2.14%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                         --            --            2.04%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                         --            --            1.97%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                         --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)        --            --            2.14%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                          --            --            2.06%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                          --            --            2.00%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          --            --               --
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                          --            --               --
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                        --            --               --
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                        --            --               --
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                   --            --            0.16%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   --            --               --
  Lincoln Choice Plus (1.65% Fee Rate)                                                   --            --               --
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                          --            --          (3.17)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                                            --            --          (3.25)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                            --            --          (3.33)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Access (1.90% Fee Rate)                                            --            --               --
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                           --            --          (3.17)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                             --            --          (3.23)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             --            --          (3.30)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             --            --               --
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                             --            --               --

                                                                                    2001
                                                                                    Total Return*
-------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Class 2 Fund (continued)
  Lincoln Choice Plus Access (1.90% Fee Rate)                                            7.44%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                             5.34%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                             5.19%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             0.59%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                             7.45%
Franklin Small Cap Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                             (16.43)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               23.01%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               22.98%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               22.96%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                      (16.64)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                      (16.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        22.89%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        22.88%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                       (16.60)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                       (16.72)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                         22.91%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         22.89%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       22.98%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       22.93%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       22.92%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       22.89%
Templeton Growth Securities Class 2 Fund
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                              (2.68)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)                               11.77%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)                               11.72%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)                               11.71%
  Lincoln Choice Plus and Choice Plus II Access--Annuity Reserves (1.40% Fee Rate)          --
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)                       (2.93)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)                       (3.07)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)                        11.65%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)                        11.63%
  Lincoln Choice Plus and Choice Plus II Bonus--Annuity Reserves (1.40% Fee Rate)           --
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)                        (2.88)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)                        (3.02)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)                          3.88%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)                         11.65%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                                       11.72%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                                       11.68%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                                       11.66%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                                       11.63%
Templeton International Securities Class 2 Fund
  Lincoln Choice Plus (1.40% Fee Rate)                                                (17.16)%
  Lincoln Choice Plus (1.60% Fee Rate)                                                   8.82%
  Lincoln Choice Plus (1.65% Fee Rate)                                                   8.79%
  Lincoln Choice Plus Access--Annuity Reserves (1.40% Fee Rate)                             --
  Lincoln Choice Plus Access (1.65% Fee Rate)                                         (17.37)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                                         (17.50)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                                            8.76%
  Lincoln Choice Plus Access (1.90% Fee Rate)                                            8.73%
  Lincoln Choice Plus Bonus--Annuity Reserves (1.40% Fee Rate)                              --
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                                          (17.33)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                                          (17.45)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                                             6.76%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                                             8.74%

*Thetotal return does not include contract charges deducted from the contract account values.

Lincoln Life Variable Annuity Account N

The following are the investment income ratios for the year or period ended December 31, 2001. Investment income ratios are not annualized.


                                                                Investment
                                                                Income Ratio(1)
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                   9.44%
AIM V.I. Growth Fund                                                 0.22%
AIM V.I. International Equity Fund                                   0.36%
AIM V.I. Value Fund                                                  0.13%
AIM V.I. Growth Class II Fund                                        0.46%
AIM V.I. International Equity Class II Fund                          0.43%
AIM V.I. Value Class II Fund                                         0.33%
AVPSF Growth and Income Class B Fund                                 0.51%
AVPSF Growth Class B Fund                                            0.21%
AVPSF Premier Growth Class B Fund                                       --
AVPSF Small Cap Value Class B Fund                                      --
AVPSF Technology Class B Fund                                           --
AFIS Global Small Cap Class 2 Fund                                   0.86%
AFIS Growth Class 2 Fund                                             0.47%
AFIS Growth-Income Class 2 Fund                                      1.82%
AFIS International Class 2 Fund                                      0.89%
Deutsche VIT EAFE Equity Index Fund                                     --
Deutsche VIT Equity 500 Index Fund                                   0.86%
Deutsche VIT Small Cap Index Fund                                    1.04%
Liberty Colonial US Stock Fund                                       1.01%
Liberty Colonial Newport Tiger Fund                                  0.78%
DGPF Growth and Income Series                                        0.18%
DGPF High Yield Series                                               9.54%
DGPF Devon Series                                                    0.72%
DGPF Emerging Markets Series                                         0.51%
DGPF International Equity Series                                     2.87%
DGPF REIT Series                                                     1.36%
DGPF Select Growth Series                                               --
DGPF Small Cap Value Series                                          0.77%
DGPF Social Awareness Series                                         0.23%
DGPF Trend Series                                                       --
DGPF Emerging Markets Service Class Series                           0.23%
DGPF Growth and Income Service Class Series                          0.05%
DGPF High Yield Service Class Series                                 6.52%
DGPF REIT Service Class Series                                       1.23%
DGPF Select Growth Service Class Series                                 --
DGPF Small Cap Service Class Series                                  0.46%
DGPF Social Awareness Service Class Series                           0.09%
DGPF Trend Service Class Series                                         --
DGPF U.S. Growth Service Class Series                                   --
Dreyfus Small Cap Portfolio                                          0.41%
Fidelity VIP Equity Income Portfolio                                 1.57%
Fidelity VIP Growth Portfolio                                        0.08%
Fidelity VIP Overseas Portfolio                                      5.87%
Fidelity VIP Equity Income Service Class 2 Portfolio                 0.57%
Fidelity VIP Growth Service Class 2 Portfolio                        0.06%
Fidelity VIP Overseas Service Class 2 Portfolio                      4.37%
Fidelity VIP II Contrafund Service Class 2 Portfolio                    --
Fidelity VIP III Growth Opportunities Portfolio                      0.41%
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio      0.28%
Janus Aspen Series Aggressive Growth Service Class Portfolio            --
Janus Aspen Series Balanced Service Class Portfolio                  3.26%
Janus Aspen Series Worldwide Growth Service Class Portfolio          0.20%
Kemper Small Cap Growth Portfolio                                       --
Kemper Government Securities Portfolio                               4.32%
LN Aggressive Growth Fund                                               --
LN Bond Fund                                                         6.52%
LN Capital Appreciation Fund                                            --
LN Global Asset Allocation Fund                                      0.42%

Lincoln Life Variable Annuity Account N

                                                        Investment
                                                        Income Ratio(1)
        ---------------------------------------------------------------
        LN International Fund                                0.93%
        LN Money Market Fund                                 3.58%
        LN Social Awareness Fund                             0.68%
        MFS Emerging Growth Series                              --
        MFS Total Return Series                              1.98%
        MFS Utilities Series                                 3.29%
        MFS Research Series                                  0.01%
        MFS Emerging Growth Service Class Series                --
        MFS Total Return Service Class Series                1.56%
        MFS Utilities Service Class Series                   2.45%
        MFS Research Service Class Series                       --
        MFS Capital Opportunities Service Class Series          --
        NB AMT Mid-Cap Growth Portfolio                         --
        NB AMT Regency Portfolio                                --
        OCC Accumulation Global Equity Portfolio                --
        OCC Accumulation Managed Portfolio                   2.35%
        Putnam VT Growth and Income Class IB Fund               --
        Putnam VT Health Sciences Class IB Fund                 --
        Franklin Mutual Shares Securities Class 2 Fund       1.49%
        Franklin Small Cap Class 2 Fund                      0.38%
        Templeton Growth Securities Class 2 Fund             1.78%
        Templeton International Securities Class 2 Fund      2.48%

--------
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Lincoln Life Variable Annuity Account N

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                                                Aggregate   Aggregate
                                                                Cost of     Proceeds
                                                                Purchases   from Sales
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              $11,350,973 $ 1,658,818
AIM V.I. Growth Fund                                              8,151,352   4,733,751
AIM V.I. International Equity Fund                               92,657,703  87,567,487
AIM V.I. Value Fund                                              22,910,402   8,014,533
AIM V.I. Growth Class II Fund                                        69,128          --
AIM V.I. International Equity Class II Fund                          21,832          --
AIM V.I. Value Class II Fund                                        357,775          50
AVPSF Growth and Income Class B Fund                             46,104,793   1,443,786
AVPSF Growth Class B Fund                                         5,531,213     351,951
AVPSF Premier Growth Class B Fund                                17,578,673   1,270,551
AVPSF Small Cap Value Class B Fund                                  214,071       9,902
AVPSF Technology Class B Fund                                    11,147,270   2,598,082
AFIS Global Small Cap Class 2 Fund                                6,181,536   1,816,318
AFIS Growth Class 2 Fund                                         80,295,160   1,622,370
AFIS Growth-Income Class 2 Fund                                  70,093,891   1,684,930
AFIS International Class 2 Fund                                  95,392,335  65,547,247
Deutsche VIT EAFE Equity Index Fund                                  20,452          --
Deutsche VIT Equity 500 Index Fund                               17,721,826   8,043,068
Deutsche VIT Small Cap Index Fund                                    65,828          43
Liberty Colonial US Stock Fund                                    1,206,406     627,002
Liberty Colonial Newport Tiger Fund                               6,839,937   6,593,969
DGPF Growth and Income Series                                     4,789,712   1,511,278
DGPF High Yield Series                                            4,666,222   1,906,685
DGPF Devon Series                                                   230,351   1,236,577
DGPF Emerging Markets Series                                      1,076,595     928,007
DGPF International Equity Series                                    398,067     561,075
DGPF REIT Series                                                  5,580,931   1,343,285
DGPF Select Growth Series                                         5,910,229   1,680,828
DGPF Small Cap Value Series                                       9,571,170   1,292,629
DGPF Social Awareness Series                                      1,348,834   1,590,844
DGPF Trend Series                                                14,307,488   9,388,283
DGPF Emerging Markets Service Class Series                          949,391     434,767
DGPF Growth and Income Service Class Series                       2,723,981     342,278
DGPF High Yield Service Class Series                              5,452,404     633,227
DGPF REIT Service Class Series                                    4,660,836     773,808
DGPF Select Growth Service Class Series                           2,944,181     535,021
DGPF Small Cap Service Class Series                               6,716,495     519,258
DGPF Social Awareness Service Class Series                          689,249      33,201
DGPF Trend Service Class Series                                   6,833,705     642,237
DGPF U.S. Growth Service Class Series                                16,120          --
Dreyfus Small Cap Portfolio                                         403,132   1,822,813
Fidelity VIP Equity Income Portfolio                             11,469,775   3,927,459
Fidelity VIP Growth Portfolio                                    13,045,189   7,718,039
Fidelity VIP Overseas Portfolio                                   6,069,539   6,124,971
Fidelity VIP Equity Income Service Class 2 Portfolio              5,782,588   1,070,762
Fidelity VIP Growth Service Class 2 Portfolio                     5,088,706     277,460
Fidelity VIP Overseas Service Class 2 Portfolio                  46,403,228  43,321,438
Fidelity VIP II Contrafund Service Class 2 Portfolio                264,280         234
Fidelity VIP III Growth Opportunities Portfolio                   1,919,816   3,914,576
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio     557,469      57,515
Janus Aspen Series Aggressive Growth Service Class Portfolio         45,945          --
Janus Aspen Series Balanced Service Class Portfolio                 244,881          45
Janus Aspen Series Worldwide Growth Service Class Portfolio          75,232          --
Kemper Small Cap Growth Portfolio                                 1,241,806   1,996,906
Kemper Government Securities Portfolio                            4,438,091   2,599,945
LN Aggressive Growth Fund                                            16,120          --
LN Bond Fund                                                     78,973,330  15,573,729

Lincoln Life Variable Annuity Account N

                                                                 Aggregate
                                                  Aggregate Cost Proceeds
                                                  of Purchases   from Sales
  ---------------------------------------------------------------------------
  LN Capital Appreciation Fund                     $     21,161  $         --
  LN Global Asset Allocation Fund                        16,093            --
  LN International Fund                                  20,005            --
  LN Money Market Fund                              311,648,208   232,796,018
  LN Social Awareness Fund                               20,383            --
  MFS Emerging Growth Series                          5,950,360     5,233,468
  MFS Total Return Series                            20,711,012     2,618,137
  MFS Utilities Series                               20,001,190     9,321,405
  MFS Research Series                                 6,643,631     2,250,332
  MFS Emerging Growth Service Class Series            3,517,266     1,349,764
  MFS Total Return Service Class Series              13,554,695       377,102
  MFS Utilities Service Class Series                 10,447,595       409,780
  MFS Research Service Class Series                   4,596,666       603,887
  MFS Capital Opportunities Service Class Series         72,261            46
  NB AMT Mid-Cap Growth Portfolio                       111,166         9,863
  NB AMT Regency Portfolio                               87,461            21
  OCC Accumulation Global Equity Portfolio              269,663       995,117
  OCC Accumulation Managed Portfolio                    311,096       811,466
  Putnam VT Growth and Income Class IB Fund              66,695           601
  Putnam VT Health Sciences Class IB Fund               106,751            93
  Franklin Mutual Shares Securities Class 2 Fund     23,210,122       793,807
  Franklin Small Cap Class 2 Fund                     8,943,804       812,852
  Templeton Growth Securities Class 2 Fund            4,275,494       194,582
  Templeton International Securities Class 2 Fund    53,300,763    47,067,506

Lincoln Life Variable Annuity Account N

5. Investments
The following is a summary of investments owned at December 31, 2001.

                                                                            Net
                                                                Shares      Asset  Value of    Cost of
                                                                Outstanding Value  Shares      Shares
-----------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 771,015  $21.72 $16,746,440 $ 23,207,430
AIM V.I. Growth Fund                                             1,684,310   16.37  27,572,148   46,364,934
AIM V.I. International Equity Fund                               1,306,701   14.91  19,482,905   19,585,667
AIM V.I. Value Fund                                              3,385,428   23.35  79,049,748   99,892,210
AIM V.I. Growth Class II Fund                                        4,350   16.36      71,160       69,128
AIM V.I. International Equity Class II Fund                          1,512   14.90      22,523       21,832
AIM V.I. Value Class II Fund                                        15,412   23.34     359,720      357,725
AVPSF Growth and Income Class B Fund                             2,514,975   22.03  55,404,891   56,876,989
AVPSF Growth Class B Fund                                          407,454   16.31   6,645,582    8,981,125
AVPSF Premier Growth Class B Fund                                  977,693   25.00  24,442,330   30,435,323
AVPSF Small Cap Value Class B Fund                                  19,072   11.20     213,602      204,614
AVPSF Technology Class B Fund                                    1,066,652   17.15  18,293,089   29,513,802
AFIS Global Small Cap Class 2 Fund                                 925,381   11.48  10,623,376   13,230,877
AFIS Growth Class 2 Fund                                         2,065,445   44.08  91,044,806  121,218,376
AFIS Growth-Income Class 2 Fund                                  2,626,305   31.58  82,938,712   86,486,428
AFIS International Class 2 Fund                                  3,045,518   11.97  36,454,856   38,060,959
Deutsche VIT EAFE Equity Index Fund                                  2,569    8.39      21,553       20,452
Deutsche VIT Equity 500 Index Fund                               5,551,967   11.98  66,512,564   77,089,257
Deutsche VIT Small Cap Index Fund                                    6,526   10.73      70,025       65,789
Liberty Colonial US Stock Fund                                     366,714   15.55   5,702,399    6,907,362
Liberty Colonial Newport Tiger Fund                              3,254,050    1.77   5,759,668    6,498,969
DGPF Growth and Income Series                                      914,179   16.21  14,818,836   14,542,473
DGPF High Yield Series                                           1,734,452    5.23   9,071,186   11,541,602
DGPF Devon Series                                                  374,204   10.71   4,007,722    5,170,404
DGPF Emerging Markets Series                                       298,724    6.61   1,974,566    2,140,965
DGPF International Equity Series                                   121,115   13.90   1,683,504    2,028,143
DGPF REIT Series                                                   718,707   11.70   8,408,870    7,631,450
DGPF Select Growth Series                                        1,430,990    8.30  11,877,215   16,877,500
DGPF Small Cap Value Series                                        857,526   19.53  16,747,485   14,653,819
DGPF Social Awareness Series                                       495,748   12.12   6,008,471    7,246,366
DGPF Trend Series                                                1,986,461   25.23  50,118,400   62,473,681
DGPF Emerging Markets Service Class Series                          82,084    6.61     542,578      538,427
DGPF Growth and Income Service Class Series                        168,266   16.20   2,725,916    2,755,158
DGPF High Yield Service Class Series                             1,017,747    5.22   5,312,641    5,595,434
DGPF REIT Service Class Series                                     487,048   11.70   5,698,459    5,353,026
DGPF Select Growth Service Class Series                            454,422    8.28   3,762,612    4,637,096
DGPF Small Cap Service Class Series                                408,795   19.52   7,979,678    7,356,209
DGPF Social Awareness Service Class Series                          70,473   12.11     853,432      945,353
DGPF Trend Service Class Series                                    510,096   25.17  12,839,113   15,174,402
DGPF U.S. Growth Service Class Series                                2,484    7.59      18,852       16,120
Dreyfus Small Cap Portfolio                                        111,982   35.13   3,933,938    5,667,506
Fidelity VIP Equity Income Portfolio                             1,463,088   22.75  33,285,254   35,154,817
Fidelity VIP Growth Portfolio                                    1,482,798   33.61  49,836,845   68,479,383
Fidelity VIP Overseas Portfolio                                    584,482   13.88   8,112,610   11,782,801
Fidelity VIP Equity Income Service Class 2 Portfolio               241,441   22.59   5,454,141    5,521,876
Fidelity VIP Growth Service Class 2 Portfolio                      250,253   33.34   8,343,447   10,042,614
Fidelity VIP Overseas Service Class 2 Portfolio                    366,992   13.81   5,068,154    5,023,146
Fidelity VIP II Contrafund Service Class 2 Portfolio                13,586   20.00     271,719      264,049
Fidelity VIP III Growth Opportunities Portfolio                  1,088,190   15.13  16,464,310   22,809,015
Fidelity VIP III Growth Opportunities Service Class 2 Portfolio     56,678   15.04     852,439      943,839
Janus Aspen Series Aggressive Growth Service Class Portfolio         2,223   21.73      48,298       45,945
Janus Aspen Series Balanced Service Class Portfolio                 10,563   23.31     246,222      244,837
Janus Aspen Series Worldwide Growth Service Class Portfolio          2,784   28.38      79,004       75,232
Kemper Small Cap Growth Portfolio                                  263,358   12.82   3,376,244    6,208,910
Kemper Government Securities Portfolio                           1,498,067   12.33  18,471,162   17,471,142
LN Aggressive Growth Fund                                            2,144    9.37      20,096       16,120
LN Bond Fund                                                     7,421,905   12.38  91,875,762   91,509,167
LN Capital Appreciation Fund                                         1,379   17.36      23,931       21,161
LN Global Asset Allocation Fund                                      1,415   12.58      17,796       16,093

Lincoln Life Variable Annuity Account N

                                                            Net
                                                Shares      Asset  Value of     Cost of
                                                Outstanding Value  Shares       Shares
--------------------------------------------------------------------------------------------
LN International Fund                                1,941  $11.16 $     21,652 $     20,005
LN Money Market Fund                            11,782,108   10.00  117,821,082  117,821,082
LN Social Awareness Fund                               894   25.80       23,074       20,383
MFS Emerging Growth Series                       1,297,803   17.98   23,334,496   38,130,927
MFS Total Return Series                          2,293,964   18.61   42,690,677   41,814,045
MFS Utilities Series                             2,423,319   15.95   38,651,934   52,709,295
MFS Research Series                                969,947   14.32   13,889,635   19,064,453
MFS Emerging Growth Service Class Series           249,876   17.93    4,480,281    6,421,696
MFS Total Return Service Class Series              839,932   18.54   15,572,337   15,619,414
MFS Utilities Service Class Series                 650,227   15.90   10,338,617   13,052,923
MFS Research Service Class Series                  386,724   14.28    5,522,420    7,124,778
MFS Capital Opportunities Service Class Series       5,666   13.51       76,545       72,216
NB AMT Mid-Cap Growth Portfolio                      6,244   16.94      105,782      101,773
NB AMT Regency Portfolio                             9,333    9.97       93,050       87,441
OCC Accumulation Global Equity Portfolio           286,297   13.09    3,747,631    4,670,077
OCC Accumulation Managed Portfolio                 147,231   40.15    5,911,325    6,136,101
Putnam VT Growth and Income Class IB Fund            2,902   23.44       68,026       66,111
Putnam VT Health Sciences Class IB Fund              9,197   11.70      107,610      106,659
Franklin Mutual Shares Securities Class 2 Fund   1,712,966   14.03   24,032,913   24,382,696
Franklin Small Cap Class 2 Fund                    967,776   17.85   17,274,794   20,848,274
Templeton Growth Securities Class 2 Fund           480,773   11.01    5,293,306    5,893,709
Templeton International Securities Class 2 Fund    617,895   11.74    7,254,089    7,114,003

6. New Investment Funds and Fund Name Changes
During 2000, the AIM V.I. Capital Appreciation Fund, the AVPSF Growth and Income Class B Fund, the AVPSF Growth Class B Fund, the AVPSF Premier Growth Class B Fund, the AVPSF Technology Class B Fund, the AFIS Global Small Cap Class 2 Fund, the AFIS Growth Class 2 Fund, the AFIS Growth-Income Class 2 Fund, the AFIS International Class 2 Fund, the DGPF Select Growth Series, the DGPF Emerging Markets Service Class Series, the DGPF Growth and Income Service Class Series, the DGPF High Yield Service Class Series, the DGPF REIT Service Class Series, the DGPF Select Growth Service Class Series, the DGPF Small Cap Service Class Series, the DGPF Social Awareness Service Class Series, the DGPF Trend Service Class Series, the Fidelity VIP Equity Income Service Class 2 Portfolio, the Fidelity VIP Growth Service Class 2 Portfolio, the Fidelity VIP Overseas Service Class 2 Portfolio, the Fidelity VIP III Growth Opportunities Service Class 2 Portfolio, the MFS Emerging Growth Service Class Series, the MFS Total Return Service Class Series, the MFS Utilities Service Class Series, the MFS Research Service Class Series, the Templeton Mutual Shares Securities Class 2 Fund, the Templeton Small Cap Class 2 Fund, the Templeton Growth Securities Class 2 Fund and the Templeton International Securities Class 2 Fund became available as investment options for Variable Account contract owners. Accordingly, the 2000 statements of changes in net assets and total return ratios in note 3 for these subaccounts are for the period from July 24, 2000 (commencement of operations) to December 31, 2000.

During 2001, the AIM V.I. Growth Class II Fund, the AIM V.I. International Equity Class II Fund, the AIM V.I. Value Class II Fund, the AVPSF Small Cap Value Class B Fund, the Deutsche VIT EAFE Equity Index Fund, the Deutsche VIT Small Cap Index Fund, the DGPF U.S. Growth Service Class Series, the
Fidelity VIP II Contrafund Service Class 2 Portfolio, the Janus Aspen Series Aggressive Growth Service Class Portfolio, the Janus Aspen Series Balanced Service Class Portfolio, the Janus Aspen Series Worldwide Growth Service Class Portfolio, the LN Aggressive Growth Fund, the LN Capital Appreciation Fund, the LN Global Asset Allocation Fund, the LN International Fund, the LN Social Awareness Fund, the MFS Capital Opportunities Service Class Series, the NB AMT Mid-Cap Growth Portfolio, the NB AMT Regency Portfolio, the Putnam VT Growth and Income Class IB Fund and the Putnam Health Sciences Class IB Fund became available as investment options for Variable Account contract owners. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from September 19, 2001 (commencement of operations) to December 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company
 and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.) Capital Appreciation, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, AIM V.I. Growth Class II, AIM V.I. International Equity Class II, AIM V.I. Value Class II, Alliance Variable Products Series Fund ("AVPSF") Growth and Income Class B, AVPSF Growth Class B, AVPSF Premier Growth Class B, AVPSF Small Cap Value Class B, AVPSF Technology Class B, American Funds Insurance Series ("AFIS") Global Small Cap Class 2, AFIS Growth Class 2, AFIS Growth-Income Class 2, AFIS International Class 2, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche VIT Equity 500 Index, Deutsche VIT Small Cap Index, Liberty Variable Investment Trust ("Liberty") Colonial US Stock, Liberty Colonial Newport Tiger, Delaware Group Premium Fund ("DGPF") Growth and Income, DGPF High Yield, DGPF Devon, DGPF Emerging Markets, DGPF International Equity, DGPF REIT, DGPF Select Growth, DGPF Small Cap Value, DGPF Social Awareness, DGPF Trend, DGPF Emerging Markets Service Class, DGPF Growth and Income Service Class, DGPF High Yield Service Class, DGPF REIT Service Class, DGPF Select Growth Service Class, DGPF Small Cap Service Class, DGPF Social Awareness Service Class, DGPF Trend Service Class, DGPF U.S. Growth Service Class, Dreyfus Variable Investment Fund Small Cap, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Equity Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP Equity Income Services Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Overseas Service Class 2, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Growth Opportunities, Fidelity VIP III Growth Opportunities Service Class 2, Janus Aspen Series Aggressive Growth Service Class, Janus Aspen Series Balanced Service Class, Janus Aspen Series Worldwide Growth Service Class, Investors Fund Series ("Kemper") Small Cap Growth, Kemper Government Securities, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS") Emerging Growth, MFS Total Return, MFS Utilities, MFS Research, MFS Emerging Growth Service Class, MFS Total Return Service Class, MFS Utilities Service Class, MFS Research Service Class, MFS Capital Opportunities Service Class, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Sciences Class IB, Franklin Templeton Variable Insurance Products Trust Templeton ("Templeton") Mutual Shares Securities Class 2, Templeton Small Cap Class 2, Templeton Growth Securities Class 2 and Templeton International Securities Class 2) as of December 31, 2001, the related statement of operations for the respective year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity
Account N at December 31, 2001, the results of their operations for the respective year or period then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 1, 2002

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C--OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a) List of Financial Statements


          1. Part A.
             The Table of Condensed Financial Information is included in Part A of this Registration Statement.

          2. Part B.
             The following financial statements for the Variable Account are included in Part B of this Registration Statement:

             Statement of Assets and Liabilities - December 31, 2001
             Statement of Operations - Year ended December 31, 2001
             Statements of Changes in Net Assets - Years ended December 31, 2001 and 2000
             Notes to Financial Statements - December 31, 2001
             Report of Ernst & Young LLP, Independent Auditors

          3. Part B.
             The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

             Balance Sheets - Statutory-Basis - Years ended December 31, 2001 and 2000
             Statements of Operations - Statutory-Basis - Years ended
               December 31, 2001, 2000, and 1999
             Statements of Changes in Capital and Surplus - Statutory-Basis -
               Years ended December 31, 2001, 2000, and 1999
             Statements of Cash Flows - Statutory-Basis - Years December 31,
               2001, 2000, and 1999
             Notes to Statutory-Basis Financial Statements - December 31, 2001 Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 24, 1997.

(2)    None.

(3)(a) Selling Group Agreement is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement is incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 is incorporated herein by reference to Post-Effective Amendment No. 5 (333-40937) filed on April 19, 2000.

   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings is incorporated herein by reference to Post-Effective Amendment No. 3 (333-40937) filed on April 28, 1999.

   (e) Form of Amendment to Wholesaling Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 (333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 (333-40937) filed on April 12, 2001.



(4)(a) Variable Annuity Contract incorporated herein by reference to Pre-effective Amendment No. 1 (333-61554) filed on August 17, 2001.

   (b) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (333-61554) filed on August 17, 2001.

   (c) Income4Life Solution (IRA) Rider.

   (d) Income4Life Solution (NQ) Rider.

   (e) Annuity Payment Option Rider incorporated herein by reference to Pre-effective Amendment No. 1 (333-61554) filed on August 17, 2001.

   (f) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (333-61554) filed on August 17, 2001.

   (g) 1% Step-Up Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (333-61554) filed on August 17, 2001.

   (h) 1% Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-effective Amendment No. 1 (333-61554) filed on August 17, 2001.

   (i) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) DCA Fixed Account Rider incorporated herein by reference to Pre-effective Amendment No. 1 (333-61554) filed on August 17, 2001.

   (k) Accumulation Benefit Enhancement (ABE) Rider

   (l) Form of Variable Annuity Income Rider (I-4Life)

   (m) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit

(5)    Application.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

             (i) AIM Variable Insurance Funds, Inc.

            (ii) Deutsche Asset Management VIT Funds

           (iii) Delaware Group Premium Fund, Inc.

            (iv) Lincoln National Bond Fund, Inc.

             (v) Lincoln National Money Market Fund, Inc.

            (vi) Fidelity Variable Insurance Products Fund

           (vii) MFS-Registered Trademark-Variable Insurance Trust

          (viii) American Variable Insurance Series

            (ix) Alliance Variable Products Series Fund

             (x) Franklin Templeton Variable Insurance Products Trust

            (xi) Lincoln National Aggressive Growth Fund, Inc.

           (xii) Lincoln National Capital Appreciation Fund, Inc.

          (xiii) Lincoln National Global Asset Allocation Fund, Inc.

           (xiv) Lincoln National International Fund, Inc.

            (xv) Lincoln National Social Awareness Fund, Inc.

           (xvi) Neuberger Berman Advisers Management Trust

          (xvii) Putnam Variable Insurance Trust

         (xviii) Janus Aspen Series


     (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, Form N-1A (2-80741), Amendment No. 21 filed on April 10, 2000.


(1) Amendment to Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 10 (333-40937) filed on April 9, 2002.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-effective Amendment No. 1 (333-61554) filed on August 17, 2001.

(10)   Consent of Ernst & Young LLP, Independent Auditors.

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation for Performance Quotations is incorporated herein by reference to Pre-effective amendment No. 1 (333-61554) filed on August 17, 2001.

(14)   Not applicable

(15)   Other Exhibits:

                (a) Organizational Chart of the Lincoln National Insurance Holding Company System is incorporated herein by reference to Pre-Effective Amendment No. 1 (file No. 333-73532) filed on February 8, 2002.

(16) (a) Power of Attorney is incorporated herein by reference to Post-Effective Amendment No.9 (333-40937) filed on August 8, 2001.

     (b) Power of Attorney -- Barbara Kowalczyk

Item 25.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                            Positions and Offices with Depositor
----                            ------------------------------------
Jon A. Boscia**                 President and Director
Lorry J. Stensrud*              Chief Executive Officer of Annuities,
                                Executive Vice President, and Director
John H. Gotta***                Chief Executive Officer of Life Insurance,
                                Executive Vice President, and Director
Gary W. Parker***               Senior Vice President
Charles E. Haldeman, Jr.****    Director
Cynthia A. Rose*                Secretary and Assistant Vice President
Eldon J. Summers*               Second Vice President and Treasurer
Richard C. Vaughan**            Director
Janet Chrzan*                   Senior Vice President, Chief Financial Officer
                                and Director
Elizabeth Frederick*            Senior Vice President and General Counsel
Diane Dillman*                  Director of Annuities Compliance
Christine Frederick***          Director of Life Compliance
See Yeng Quek****               Chief Investment Officer and Director
Barbara S. Kowalczyk**          Director

*         Principal business address is 1300 South Clinton Street, Fort Wayne,
          Indiana 46802-3506
**        Principal business address is Center Square West Tower, 1500 Market
          Street-Suite 3900, Philadelphia, PA 19102-2112
***       Principal business address is 350 Church Street, Hartford, CT 06103
****      Principal business address is One Commerce Square, 2005 Market Street,
          39th Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

         As of February 28, 2002, there were 35,516 Contract Owners under Account N.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; Lincoln National Variable Annuity
         Account 53.

     (b) See Item 25.

     (c) Commissions and other compensations received by The Lincoln National Life Insurance Company from Lincoln Life Variable Annuity Account N during the fiscal year which ended December 31, 2001.

        (1)                   (2)               (3)            (4)             (5)
                                       Net Underwriting
  Name of Principal       Discounts and    Compensation      Brokerage
     Underwriter           Commissions     on Redemption    Commissions    Compensation
  -----------------       -------------    -------------    -----------    ------------
The Lincoln National
Life Insurance Company        None              NA             None             NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 11 day of April, 2002.


                         LINCOLN LIFE VARIABLE ANNUITY
                         Account N - Lincoln ChoicePlus II Advance
                         (Registrant)


                         By: /s/ Ronald L. Stopher
                            --------------------------------
                            Ronald L. Stopher
                            Vice President, Lincoln National Life Insurance, Co.


                         THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (Depositor)


                         By: /s/ Jeffrey K. Dellinger
                            --------------------------------
                            Jeffrey K. Dellinger
                            (Signature-Officer of Depositor)
                            Vice President, Lincoln National Life Insurance, Co. (Title)


(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 11, 2002.


Signature                                  Title
---------                                  -----

  *                                        President and Director
----------------------------               (Principal Executive Officer)
Jon A. Boscia

  *                                        Executive Vice President,
----------------------------               Chief Executive Officer of
Lorry J. Stensrud                          Annuities, and Director


  *                                        Senior Vice President, Chief
----------------------------               Financial Officer and Director
Janet Chrzan                               (Principal Accounting Officer and
                                           Principal Financial Officer)

  *                                        Director
----------------------------
Barbara S. Kowalczyk

  *                                        Executive Vice President,
----------------------------               Chief Executive Officer of
John H. Gotta                              Life Insurance, and Director


  *                                        Director
----------------------------
Richard C. Vaughan

  *                                        Director
----------------------------
Charles E. Haldeman, Jr.

  *                                        Chief Investment Officer and Director
----------------------------
See Yeng Quek

*By /s/ Steven M. Kluever                  Pursuant to a Power of Attorney
 ---------------------------------
   Steven M. Kluever